UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-05518

The RBB Fund, Inc.

(Exact name of registrant as specified in charter)

Bellevue Park Corporate Center

103 Bellevue Parkway

Wilmington, DE 19809

(Address of principal executive offices) (Zip code)

Salvatore Faia

BNY Mellon Investment Servicing (US) Inc.

103 Bellevue Parkway

Wilmington, DE 19809

(Name and address of agent for service)

Registrant’s telephone number, including area code:  302-791-1851

Date of fiscal year end:  August 31

Date of reporting period:  May 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

THE RBB FUND, INC.

Money Market Portfolio

Schedule of Investments

May 31, 2013

(Unaudited)

	Par (000)	Value
CERTIFICATES OF DEPOSIT—30.7%
Euro Dollar Certificates Of Deposit—1.6%
HSBC Bank PLC
0.300%, 01/15/14	$5,000	$5,000,000
National Australia Bank Ltd., London (a)
0.297%, 10/21/13	6,000	6,000,000

		11,000,000

Yankee Dollar Certificates Of Deposit—29.1% (b)
Bank of Montreal, Chicago (a)
0.418%, 07/17/13	5,000	5,000,000
0.337%, 01/10/14	4,000	4,000,000
Bank of Nova Scotia, Houston (a)
0.253%, 11/26/13	5,000	5,000,000
0.334%, 01/02/14	5,000	5,000,000
Bank of Tokyo Mitsubishi UFJ, Ltd., New York
0.220%, 09/27/13	10,000	10,000,000
0.220%, 09/30/13	6,000	6,000,000
BNP Paribas SA, New York
0.200%, 07/12/13	5,000	5,000,000
Canadian Imperial Bank of Commerce, New York (a)
0.270%, 02/04/14	5,000	5,000,000
0.270%, 03/03/14	10,000	10,000,000
Credit Suisse, New York
0.280%, 06/06/13	7,000	7,000,000
0.280%, 09/16/13	10,000	10,000,000
0.290%, 10/10/13	7,000	7,000,000
Deutsche Bank AG, New York
0.410%, 08/08/13	5,000	5,000,000
DNB Bank ASA, New York
0.280%, 07/19/13	2,000	2,000,000
0.270%, 10/03/13	5,000	5,000,000
JPMorgan Chase Bank NA
0.220%, 08/30/13	7,000	7,000,000
Nordea Bank Finland PLC, New York
0.260%, 06/03/13	4,000	4,000,000
0.275%, 07/17/13	1,945	1,944,988
Norinchukin Bank, New York
0.130%, 06/05/13	10,000	10,000,000
Rabobank Nederland NV, New York
0.396%, 10/29/13 (a)	12,000	12,000,000

	Par (000)	Value
CERTIFICATES OF DEPOSIT—(Continued)
Yankee Dollar Certificates Of Deposit—(Continued)
0.405%, 01/08/14	$6,000	$6,000,000
Royal Bank of Canada, New York (a)
0.230%, 01/15/14	3,000	3,000,000
Sumitomo Mitsui Banking Corp., New York
0.230%, 08/07/13	6,000	6,000,000
Sumitomo Mitsui Trust Bank Ltd., New York
0.240%, 08/01/13	7,500	7,500,000
0.240%, 08/05/13	5,000	5,000,000
Svenska Handelsbanken, New York
0.230%, 06/05/13	6,000	5,999,997
0.260%, 06/10/13	4,000	4,000,008
0.200%, 07/15/13	10,000	10,000,000
Toronto Dominion Bank, New York
0.300%, 07/22/13	3,000	3,000,000
0.248%, 12/20/13(a)	10,000	10,000,000
Westpac Banking Corp., New York (a)
0.313%, 11/01/13	7,520	7,518,405
0.280%, 04/15/14	5,500	5,500,000

		199,463,398

TOTAL CERTIFICATES OF DEPOSIT (Cost $210,463,398)		210,463,398

COMMERCIAL PAPER—36.9%
Asset Backed—12.7%
Alpine Securitization Corp. (c)
0.351%, 12/27/13	4,000	3,991,950
Aspen Funding Corp. (c)
0.260%, 06/03/13	15,000	15,000,000
0.270%, 06/03/13	6,000	6,000,000
Cancara Asset Securitization LLC (c)
0.200%, 08/23/13	7,000	6,996,850
Jupiter Securitization Company LLC (c)
0.180%, 06/06/13	10,000	9,999,850
Matchpoint Master Trust (c)
0.370%, 09/13/13	5,000	4,994,758
Metlife Short Term Funding LLC (c)
0.250%, 07/22/13	5,000	4,998,299
Mizuho Funding LLC (c)
0.235%, 07/01/13	15,000	14,997,258
Nieuw Amserdam Receivables Corp. (c)
0.190%, 06/19/13	15,000	14,998,733

The accompanying notes are an integral part of the portfolio of investments.

1

THE RBB FUND, INC.

Money Market Portfolio

Schedule of Investments (Continued)

May 31, 2013

(Unaudited)

	Par (000)	Value
COMMERCIAL PAPER—(Continued)
Asset Backed—(Continued)
Thunder Bay Funding LLC (c)
0.240%, 11/21/13	$5,000	$4,994,300

		86,971,998

Banks—24.2%
Australia & New Zealand Banking Ltd. (a)
0.348%, 01/17/14	4,000	4,000,000
0.318%, 04/17/14	5,000	5,000,000
Caisse centrale Desjardins du Quebec (c)
0.185%, 06/03/13	6,000	6,000,000
0.175%, 06/10/13	12,000	11,999,592
Collateralized Commercial Paper Co. LLC (c)
0.240%, 09/12/13	7,000	6,995,287
Commonwealth Bank of Australia (a)
0.324%, 11/14/13	4,500	4,499,795
0.235%, 02/24/14	5,000	5,000,000
0.234%, 03/03/14	5,000	4,999,810
DNB Bank ASA (c)
0.270%, 07/30/13	7,500	7,496,794
0.270%, 08/05/13	7,000	6,996,693
0.220%, 09/04/13	5,000	4,997,158
Erste Abwicklungsanstalt (c)
0.250%, 09/10/13	3,000	2,997,938
0.250%, 09/27/13	7,000	6,994,361
0.245%, 10/23/13	5,000	4,995,168
Fairway Finance Co. (c)
0.170%, 08/05/13	7,000	6,997,918
General Electric Capital Corp. (c)
0.240%, 08/12/13	1,000	999,533
0.240%, 08/26/13	5,000	4,997,200
Lloyds TSB Bank PLC (c)
0.220%, 08/05/13	20,000	19,992,300
Macquarie Bank Ltd. (c)
0.200%, 06/17/13	10,000	9,999,222
Nederlandse Waterschapsbank NV (c)
0.270%, 09/23/13	5,000	4,995,800
Nordea Bank AB (c)
0.220%, 10/15/13	5,000	4,995,906
0.240%, 11/18/13	7,000	6,992,160

	Par (000)	Value
COMMERCIAL PAPER—(Continued)
Banks—(Continued)
Nordea North America, Inc., Delaware (c)
0.280%, 07/15/13	$1,945	$1,944,365
0.280%, 07/16/13	1,945	1,944,350
Sumitomo Mitsui Trust Bank Ltd. (c)
0.235%, 08/19/13	4,000	3,997,989
Westpac Banking Corp. (a)
0.288%, 10/08/13	10,000	10,000,000
0.284%, 04/24/14	5,000	5,000,303

		165,829,642

TOTAL COMMERCIAL PAPER (Cost $252,801,640)		252,801,640

MUNICIPAL BONDS—8.4%
California—1.0%
California Housing Finance Agency Revenue, Series A, RB (LOC: Fannie Mae, Freddie Mac) (a)(d)
0.130%, 06/05/13	3,000	3,000,000
San Francisco, City & County Redevelopment Agency, Multifamily Revenue, Series A, RB (LOC: Fannie Mae) (a)(d)
0.100%, 06/06/13	3,800	3,800,000

		6,800,000

Connecticut—0.8%
Connecticut State, Health & Educational Facilities Authority Revenue, New Haven Hospital, Series K-2, RB (LOC: JPMorgan Chase Bank) (a)(d)
0.120%, 06/05/13	5,400	5,400,000

Michigan—1.1%
Michigan State Housing Development Authority, Series D, RB (LOC: Fannie Mae) (a)(d)
0.130%, 06/05/13	7,900	7,900,000

New York—3.7%
New York City, Housing Development Corp., Multifamily Rent Housing Revenue, Series A, RB (LOC: Fannie Mae) (a)(d)
0.120%, 06/05/13	6,000	6,000,000

The accompanying notes are an integral part of the portfolio of investments.

2

THE RBB FUND, INC.

Money Market Portfolio

Schedule of Investments (Continued)

May 31, 2013

(Unaudited)

		Par (000)	Value
MUNICIPAL BONDS—(Continued)
New York—(Continued)
New York City, Industrial Development Agency Civic Facility Revenue, New York Law School Project, Series A, RB (LOC: JPMorgan Chase Bank) (a)(d)
0.110%, 06/06/13	$	$4,335	$4,335,000
New York State Dormitory Authority, City University, Series D, RB (LOC: TD Bank NA) (a)(d)
0.100%, 06/06/13		5,000	5,000,000
New York State, Housing Finance Agency Revenue, RB (LOC: Freddie Mac) (a)(d)
0.100%, 06/05/13		5,200	5,200,000
Westchester County, Health Care Revenue, RB (LOC: TD Bank NA) (a)(d)
0.130%, 06/05/13		5,000	5,000,000

			25,535,000

Tennessee—1.2%
Eclipse Funding Trust, Various 2007-0005- Solar Eclipse-Blount, RB (LOC: U.S. Bank NA) (a)(d)
0.120%, 06/06/13		8,000	8,000,000

Texas—0.6%
Texas State, Veterans Housing Assessment Project, Series A-2, GO (Liquidity Facility: JPMorgan Chase & Co.) (a)(d)
0.140%, 06/05/13		3,900	3,900,000

TOTAL MUNICIPAL BONDS (Cost $57,535,000)			57,535,000

VARIABLE RATE OBLIGATIONS—1.1%
Banks—1.1%
National Australia Bank Ltd. (a)
0.975%, 11/08/13		2,500	2,507,772
Svenska Handelsbanken AB (a)
0.289%, 11/15/13		4,900	4,900,000

			7,407,772

TOTAL VARIABLE RATE OBLIGATIONS (Cost $7,407,772)			7,407,772

		Par (000)	Value
AGENCY OBLIGATIONS—5.9%
Fannie Mae
0.110%, 11/06/13 (c)	$	$7,000	$6,996,663
0.163%, 02/27/15(a)		6,000	5,997,379
Freddie Mac
0.310%, 09/03/13 (a)		5,000	4,999,746
0.139%, 09/13/13(a)		22,200	22,196,239

TOTAL AGENCY OBLIGATIONS (Cost $40,190,027)			40,190,027

U.S. TREASURY OBLIGATIONS—9.2%
U.S. Treasury Notes
0.375%, 06/30/13		7,500	7,500,756
3.375%, 06/30/13		7,000	7,016,605
0.125%, 08/31/13		4,000	3,999,281
0.750%, 09/15/13		7,785	7,798,102
0.125%, 09/30/13		6,500	6,499,127
2.000%, 11/30/13		6,000	6,053,478
1.500%, 12/31/13		4,000	4,031,156
1.250%, 02/15/14		9,000	9,067,834
1.875%, 02/28/14		11,000	11,141,447

TOTAL U.S. TREASURY OBLIGATIONS (Cost $63,107,786)			63,107,786

REPURCHASE AGREEMENTS—8.5%
Deutsche Bank Securities, Inc.

(Tri-Party Agreement dated 05/31/13 to be repurchased at $43,461,254, collateralized by $43,461,079 par value, various U.S. Government Sponsored Agency Obligations, 0.500%-7.250%, due 06/23/2015 to 05/15/2030, Fair Value of the collateral is $44,330,301)

0.070%, 06/03/13		43,461	43,461,000
Morgan Stanley & Co. LLC

(Tri-Party Agreement dated 05/31/13 to be repurchased at $15,000,113, collateralized by $15,017,771, par value, Federal National Mortgage Backed Security, 4.000%, due 11/01/2040, Fair Value of the collateral is $15,468,304)

0.090%, 06/03/13		15,000	15,000,000

TOTAL REPURCHASE AGREEMENTS (Cost $58,461,000)			58,461,000

The accompanying notes are an integral part of the portfolio of investments.

3

THE RBB FUND, INC.

Money Market Portfolio

Schedule of Investments (Concluded)

May 31, 2013

(Unaudited)

Value
TOTAL INVESTMENTS AT VALUE—100.7% (Cost $689,966,623)*	$689,966,623

LIABILITIES IN EXCESS OF OTHER ASSETS—(0.7)%	(4,757,979)

NET ASSETS (APPLICABLE TO 684,595,352 BEDFORD SHARES AND 603,860 SANSOM STREET SHARES )—100.0%	$685,208,644

*	Aggregate cost is the same for financial reporting and Federal tax purposes.
(a)	Variable Rate Security. Rate shown is as of report date.
(b)	Issuer is a US branch of a foreign domiciled bank.
(c)	Rate disclosed represents the discount rate at the time of purchase.
(d)	Rate shown is as of report date and the date shown is date on which principal and accrued interest may be recovered through demand.

GO	General Obligation
LOC	Line of Credit
PLC	Public Liability Company
RB	Revenue Bond

The accompanying notes are an integral part of the portfolio of investments.

4

THE RBB FUND, INC.

Money Market Portfolio

Notes to Schedule of Investments

May 31, 2013

(Unaudited)

SECURITY VALUATION — Securities held in the Money Market Portfolio (“Portfolio”) are valued under the amortized cost method, which approximates fair value. Under this method, securities are valued at cost when purchased and thereafter a constant accretion of discount or amortization of premium is recorded until maturity of the security. Regular review and monitoring of the valuation is performed to ensure that cost continues to approximate fair value and to avoid dilution or other unfair results to shareholders. The Portfolio seeks to maintain net asset value (“NAV”) per share at $1.00.

Fair Value Measurements — The inputs and valuations techniques used to measure fair value of the Portfolio’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 —	quoted prices in active markets for identical securities;

• Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3 —	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2013, in valuing the Portfolio’s investments carried at fair value:

	Total Value at May 31, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs

Investments in Securities*	$ 689,966,623	$ —	$689,966,623	$ —

*	Please refer to the Schedule of Investments for industry and security type breakouts.

Securities held in the Portfolio are valued at amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

At the end of each fiscal quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Portfolio’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Portfolio may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and

5

THE RBB FUND, INC.

Money Market Portfolio

Notes to Schedule of Investments

May 31, 2013

(Unaudited)

out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended May 31, 2013, there were no transfers between Levels 1, 2 and 3 for the Portfolio.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

6

BOGLE INVESTMENT MANAGEMENT

SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS

MAY 31, 2013 (UNAUDITED)

	Number Of Shares		Value
Common Stocks—98.5%
Basic Industry—1.8%
Coeur Mining, Inc. *	93,379	$	1,325,048
Huntsman Corp.	81,705		1,589,162
Xerium Technologies, Inc. *	4,299		42,431

			2,956,641

Communications—8.4%
Clicksoftware Technologies Ltd.	25,317		195,954
EarthLink, Inc.	261,819		1,552,587
Entravision Communications Corp., Class A	339,174		1,570,376
EW Scripps Co., Class A *	109,335		1,492,423
IDT Corp., Class B	13,084		227,531
Orbitz Worldwide, Inc. *	200,857		1,516,470
Overstock.com, Inc. *	61,492		1,593,873
ReachLocal, Inc. *	40,300		560,170
RF Micro Devices, Inc. *	270,754		1,494,562
Salem Communications Corp., Class A	900		6,714
Telenav, Inc. *	109,624		557,986
United Online, Inc.	199,324		1,357,396
Vocus, Inc. *	180,366		1,576,399

			13,702,441

Consumer Cyclical—12.5%
Big 5 Sporting Goods Corp.	89,909		1,799,079
Core-Mark Holding Co., Inc.	25,659		1,518,756
Culp, Inc.	12,419		214,228
Daktronics, Inc.	22,290		228,918
Dominion Diamond Corp. *	93,264		1,401,758
Haverty Furniture Co., Inc.	62,791		1,545,914
Kirkland’s, Inc. *	20,397		305,139
Krispy Kreme Doughnuts, Inc. *	114,620		1,985,218
Multimedia Games Holding Co., Inc. *	88,875		2,274,311
Nautilus, Inc. *	200,310		1,600,477
Norwegian Cruise Line Holdings Ltd. *	40,561		1,247,251
PC Connection, Inc.	36,631		615,035
PulteGroup, Inc. *	54,194		1,170,048
Republic Airways Holdings, Inc. *	141,481		1,518,091
Ruth’s Hospitality Group, Inc.	127,224		1,424,909
UniFirst Corp.	16,536		1,569,266

			20,418,398

Consumer Growth—26.9%
Addus HomeCare Corp. *	70,448		1,267,360
Albany Molecular Research, Inc. *	156,918		1,726,098
AMAG Pharmaceuticals, Inc. *	70,400		1,302,400
AMN Healthcare Services, Inc. *	119,696		1,602,729

	Number Of Shares		Value
Consumer Growth—(continued)
Astex Pharmaceuticals *	306,248	$	1,485,303
Barrett Business Services, Inc.	28,568		1,666,371
Charles River Laboratories International, Inc. *	35,550		1,539,671
Corelogic, Inc. *	57,860		1,515,932
Cott Corp.	175,672		1,438,754
Cubist Pharmaceuticals, Inc. *	31,306		1,720,265
Dean Foods Co. *	91,553		960,391
Enzon Pharmaceuticals, Inc.	68,346		209,139
Farmer Bros Co. *	5,789		81,335
Hillshire Brands Co.	37,365		1,294,324
ICON PLC, ADR *	46,649		1,601,927
Inter Parfums, Inc.	51,090		1,531,678
John B. Sanfilippo & Son, Inc.	3,187		61,732
Kforce, Inc.	31,977		476,138
Lannett Co., Inc. *	100,187		1,149,145
Manpowergroup, Inc.	25,350		1,451,795
Myriad Genetics, Inc. *	48,422		1,554,346
Omega Protein Corp. *	127,921		1,396,897
PAREXEL International Corp. *	9,420		430,400
Perceptron, Inc.	12,693		89,740
Pilgrim’s Pride Corp. *	151,389		1,810,612
Providence Service Corp., (The) *	60,955		1,606,774
RPX Corp. *	100,824		1,546,640
Santarus, Inc. *	67,804		1,509,995
Select Medical Holdings Corp.	165,291		1,305,799
Sucampo Pharmaceuticals, Inc. *	170,165		1,441,298
SurModics, Inc. *	56,621		1,344,183
Syneron Medical Ltd. *	47,821		425,607
Tree.com, Inc.	14,864		292,969
TrueBlue, Inc. *	28,272		665,523
United Therapeutics Corp. *	23,385		1,554,401
Vanguard Health Systems, Inc. *	13,525		180,153
Vascular Solutions, Inc. *	21,204		321,665
WhiteWave Foods Co., Class A *	19,190		334,678
WhiteWave Foods Co., Class B *	27,330		452,048
WuXi PharmaTech Cayman, Inc., ADR *	72,309		1,480,165

			43,826,380

Energy—6.1%
Alon USA Energy, Inc.	88,327		1,617,267
Delek US Holdings, Inc.	41,162		1,483,067
Green Plains Renewable Energy, Inc. *	71,716		1,138,133
MRC Global, Inc. *	49,806		1,413,992
Petrobras Argentina SA, ADR	9,774		41,246

The accompanying notes are an integral part of the portfolio of investments.

1

BOGLE INVESTMENT MANAGEMENT

SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

MAY 31, 2013 (UNAUDITED)

	Number Of Shares		Value
Energy—(continued)
Renewable Energy Group, Inc. *	113,832	$	1,540,147
SM Energy Co.	22,230		1,348,027
Tesoro Corp.	23,240		1,432,746

			10,014,625

Financial—18.3%
AerCap Holdings N.V. *	92,917		1,610,252
Aircastle Ltd.	9,471		149,831
Allied World Assurance Co. Holdings AG	16,758		1,498,333
Argo Group International Holdings Ltd.	11,864		469,913
Axis Capital Holdings Ltd.	29,576		1,288,331
BBVA Banco Frances SA, ADR *	6,139		24,986
Calamos Asset Management, Inc., Class A	122,642		1,290,194
Consumer Portfolio Services, Inc. *	127,509		990,745
Credit Acceptance Corp. *	5,292		602,547
Erie Indemnity Co., Class A	7,088		538,050
Evercore Partners, Inc., Class A	37,990		1,508,963
First American Financial Corp.	49,075		1,171,911
First Interstate Bancsystem, Inc.	74,923		1,482,726
Genworth Financial, Inc., Class A *	178,518		1,929,780
Hanover Insurance Group, Inc., (The)	29,450		1,479,274
Interactive Brokers Group, Inc., Class A	68,217		1,075,782
Investment Technology Group, Inc. *	133,289		1,840,721
LPL Financial Holdings, Inc.	38,939		1,443,858
Manning & Napier, Inc.	52,026		1,034,797
MBIA, Inc. *	127,729		1,820,138
MCG Capital Corp.	167,631		829,773
Nelnet, Inc., Class A	28,528		1,114,304
Old Republic International Corp.	22,102		300,808
Phoenix Cos, Inc. (The) *	10,987		463,212
Provident Financial Holdings, Inc.	27,431		417,500
Safety Insurance Group, Inc.	3,952		206,927
United Fire Group, Inc.	25,024		671,894
Universal Insurance Holdings, Inc.	202,714		1,352,102
Waddell & Reed Financial, Inc., Class A	27,455		1,264,028

			29,871,680

Industrial—10.6%
Advanced Energy Industries, Inc. *	52,339		963,038
AECOM Technology, Corp. *	49,722		1,530,940
Aegean Marine Petroleum Network, Inc.	52,678		512,030
AGCO Corp.	22,888		1,269,597
American Railcar Industries, Inc.	29,961		1,018,674
Babcock & Wilcox Co., (The)	32,702		970,595

	Number Of Shares		Value
Industrial—(continued)
Benchmark Electronics, Inc. *	7,600	$	148,200
Caesarstone Sdot-Yam Ltd. *	61,229		1,760,946
Graphic Packaging Holding Co. *	196,755		1,513,046
Insteel Industries, Inc.	29,092		521,038
Manitowoc Co., Inc. (The)	41,182		865,234
PGT, Inc. *	171,415		1,414,174
Ryder System, Inc.	11,149		702,833
Stealthgas, Inc. *	149,410		1,579,264
Swift Transportation Co. *	102,654		1,728,693
Valmont Industries, Inc.	4,527		689,598

			17,187,900

Technology—12.9%
Ambarella, Inc. *	78,436		1,268,310
Aspen Technology, Inc. *	49,102		1,503,503
Brocade Communications Systems, Inc. *	277,310		1,505,793
Concurrent Computer Corp.	48,530		365,916
Digital River, Inc. *	93,919		1,640,765
Himax Technologies, Inc., ADR	222,974		1,607,643
Infoblox, Inc. *	62,409		1,518,411
Lattice Semiconductor Corp. *	126,023		649,018
LSI Corp. *	201,093		1,488,088
Magnachip Semiconductor Corp. *	88,057		1,629,055
Manhattan Associates, Inc. *	19,800		1,485,594
MedAssets, Inc. *	90,329		1,481,396
Pegasystems, Inc.	48,031		1,552,842
PMC - Sierra, Inc. *	531		3,191
PROS Holdings, Inc. *	27,072		783,193
Rambus, Inc. *	192,757		1,518,925
Verint Systems, Inc. *	28,639		961,411

			20,963,054

Utility—1.0%
Cia de Saneamento Basico do Estado de Sao Paulo, ADR	103,749		1,319,687
Genie Energy Ltd., Class B	29,466		253,113

			1,572,800

TOTAL COMMON STOCKS (Cost $141,354,013)			160,513,919

Short-Term Investments—1.7%
BofA Cash Reserves Fund	2,827,202		2,827,202

TOTAL SHORT-TERM INVESTMENTS (Cost $2,827,202)			2,827,202

The accompanying notes are an integral part of the portfolio of investments.

2

BOGLE INVESTMENT MANAGEMENT

SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS (CONCLUDED)

MAY 31, 2013 (UNAUDITED)

Value
Total Investments—100.2% (Cost $144,181,215)	$163,341,121

LIABILITIES IN EXCESS OF OTHER ASSETS—(0.2)%	(333,973)

NET ASSETS—100.0%	$163,007,148

*	Non-income producing.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a Federal income tax basis, are as follows:

Aggregate Cost	$144,181,215

Gross unrealized appreciation	22,069,971
Gross unrealized depreciation	(2,910,065)

Net unrealized appreciation	$19,159,906

ADR	— American Depositary Receipt.

The accompanying notes are an integral part of the portfolio of investments.

3

BOGLE INVESTMENT MANAGEMENT

SMALL CAP GROWTH FUND

NOTES TO PORTFOLIO OF INVESTMENTS

MAY 31, 2013 (UNAUDITED)

PORTFOLIO VALUATION — The Bogle Investment Management Small Cap Growth Fund’s (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are amortized to maturity based on their cost. Investments in other open-end investment companies are valued based on the NAV of those investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the RBB’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements - The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 –	quoted prices in active markets for identical securities;
• Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
• Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of inputs used, as of May 31, 2013, in valuing the Fund’s investments carried at fair value:

		Total Value at May 31, 2013		Level 1 Quoted Price		Level 2 Significant Observable Inputs		Level 3 Significant Unobservable Inputs

Total Investments*	$	163,341,121	$	163,341,121	$	—	$	—

* See Portfolio of Investments detail for security type and sector classification breakout.

At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

4

BOGLE INVESTMENT MANAGEMENT

SMALL CAP GROWTH FUND

NOTES TO PORTFOLIO OF INVESTMENTS (CONCLUDED)

MAY 31, 2013 (UNAUDITED)

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or may be less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require each Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires a Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when a Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when a Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended May 31, 2013, there were no transfers between Levels 1, 2 and 3 for the Fund.

For more information with regard to accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

5

FREE MARKET FUNDS

FREE MARKET U.S. EQUITY FUND

Portfolio of Investments

May 31, 2013

(Unaudited)

	Number of Shares	Value
EQUITY FUNDS — 99.9%
U.S. Large Cap Value Portfolio III(a)	18,574,232	$387,458,483
U.S. Large Company Portfolio(a)	14,974,899	193,176,202
U.S. Micro Cap Portfolio(b)	11,462,515	195,665,126
U.S. Small Cap Portfolio(b)	7,344,089	195,279,315
U.S. Small Cap Value Portfolio(b)	10,461,307	325,032,816

TOTAL EQUITY FUNDS (Cost $ 907,525,820)		1,296,611,942

TOTAL INVESTMENTS — 99.9% (Cost $ 907,525,820)*		1,296,611,942

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		742,074

NET ASSETS — 100.0%		$1,297,354,016

*	The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$907,525,820

Gross unrealized appreciation	389,086,122
Gross unrealized depreciation	—

Net unrealized appreciation	$398,086,122

(a)	A portfolio of Dimensional Investment Group Inc.
(b)	A portfolio of DFA Investment Dimensions Group Inc.

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the portfolio of investments.

1

FREE MARKET FUNDS

FREE MARKET INTERNATIONAL EQUITY FUND

Portfolio of Investments

May 31, 2013

(Unaudited)

	Number of Shares		Value
INTERNATIONAL EQUITY FUNDS — 99.9%
Asia Pacific Small Company Portfolio(a)	509,098	$	11,688,899
Canadian Small Company Series(c)	1,080,805		11,330,444
Continental Small Company Portfolio(a)	1,514,824		25,888,347
Continental Small Company Series(c)	62,273		3,175,222
DFA International Small Cap Value Portfolio(a)	20,703,909		359,833,933
DFA International Value Portfolio III(b)	16,757,428		268,454,004
Emerging Markets Portfolio(a)	1,791,037		47,158,000
Emerging Markets Small Cap Portfolio(a)	2,021,624		44,030,968
Emerging Markets Value Portfolio(a)	1,505,955		43,597,395
Japanese Small Company Portfolio(a)	1,180,371		20,266,967
Large Cap International Portfolio(a)	2,193,110		44,498,205
United Kingdom Small Company Portfolio(a)	234,276		7,461,707
United Kingdom Small Company Series(c)	187,866		9,246,226

TOTAL INTERNATIONAL EQUITY FUNDS (Cost $ 803,929,715)			896,630,317

TOTAL INVESTMENTS — 99.9% (Cost $ 803,929,715)*			896,630,317

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%			1,063,671

NET ASSETS — 100.0%		$	897,693,988

*	The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$	803,929,715

Gross unrealized appreciation		92,701,688
Gross unrealized depreciation		(1,086)

Net unrealized appreciation	$	92,700,602

(a)	A portfolio of DFA Investment Dimensions Group Inc.
(b)	A portfolio of Dimensional Investment Group Inc.
(c)	A portfolio of DFA Investment Trust Company.

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the portfolio of investments.

2

FREE MARKET FUNDS

FREE MARKET FIXED INCOME FUND

Portfolio of Investments

May 31, 2013

(Unaudited)

	Number of Shares		Value
FIXED INCOME FUNDS — 99.4%
DFA Five-Year Global Fixed Income Portfolio(a)	27,020,534	$	301,278,949
DFA Inflation-Protected Securities Portfolio(a)	4,899,267		60,260,984
DFA Intermediate Government Fixed Income Portfolio(a)	11,264,111		144,518,545
DFA One-Year Fixed Income Portfolio(a)	28,635,423		295,517,568
DFA Short-Term Government Portfolio(a)	8,984,717		96,406,013
DFA Two-Year Global Fixed Income Portfolio(a)	29,975,004		301,548,544

TOTAL FIXED INCOME FUNDS (Cost $ 1,197,268,098)			1,199,530,603

TOTAL INVESTMENTS — 99.4% (Cost $ 1,197,268,098)*			1,199,530,603

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.6%			6,716,727

NET ASSETS — 100.0%		$	1,206,247,330

*	The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$	1,197,268,098

Gross unrealized appreciation		6,280,166
Gross unrealized depreciation		(4,017,661)

Net unrealized appreciation	$	2,262,505

(a)	A portfolio of DFA Investment Dimensions Group Inc.

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the portfolio of investments.

3

FREE MARKET FUNDS

Notes to Portfolio of Investments

May 31, 2013 (unaudited)

PORTFOLIO VALUATION – Investments in the underlying funds are valued at the Free Market U.S. Equity Fund, Free Market International Fund and the Free Market Fixed Income Fund (each a “Fund,” collectively the “Funds”) net asset value determined as of the close of business on the New York Stock Exchange (generally 4:00 p.m. Eastern time). As required, some securities and assets may be valued at fair value as determined in good faith by the RBB Fund, Inc.’s Board of Directors. Direct investments in fixed income securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value.

Fair Value Measurements - The inputs and valuation techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

•	Level 1 – quoted prices in active markets for identical securities;
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2013, in valuing the Funds’ investments carried at fair value:

FREE MARKET U.S. EQUITY FUND

	Total Value at May 31, 2013	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input

Investments in Securities*	$1,296,611,942	$1,296,611,942	$-	$-

*Please refer to the Portfolio of Investments for further details.

FREE MARKET INTERNATIONAL EQUITY FUND
	Total Value at May 31, 2013	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input

Investments in Securities*	$896,630,317	$896,630,317	$-	$-

*Please refer to the Portfolio of Investments for further details.

FREE MARKET FIXED INCOME FUND
	Total Value at May 31, 2013	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input

Investments in Securities*	$1,199,530,603	$1,199,530,603	$-	$-

*Please refer to the Portfolio of Investments for further details.

At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

4

FREE MARKET FUNDS

Notes to Portfolio of Investments

May 31, 2013 (unaudited)

(concluded)

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require each of the Funds to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Funds to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Funds have an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Funds have an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended May 31, 2013, there were no transfers between Levels 1, 2 and 3 for the Funds.

For more information with regards to significant accounting policies, see the most recent semi or annual report filed with the Securities and Exchange Commission.

5

PERIMETER

SMALL CAP GROWTH FUND

Portfolio of Investments

May 31, 2013

(Unaudited)

	Shares	Value
COMMON STOCKS† - 99.1%
Basic Materials — 3.1%
American Vanguard	25,130	$765,460
Balchem	13,004	624,322
Chemtura*	23,880	547,568
NewMarket	1,310	359,254
Polyone	17,363	446,055

		2,742,659

Communications — 6.3%
Allot Communications*	14,764	182,335
ClickSoftware Technologies	41,501	321,218
HealthStream*	28,852	772,657
Ixia*	39,634	623,046
NIC	27,691	462,994
Perion Network*	25,670	360,920
Plantronics	13,360	617,232
Shutterfly*	13,493	657,649
SPS Commerce*	7,458	402,508
Tyler Technologies*	11,290	779,123
Zix*	82,585	329,514

		5,509,196

Consumer Cyclical — 14.3%
AFC Enterprises*	18,810	685,813
Allegiant Travel	10,020	926,950
ANN*	24,601	754,759
Arctic Cat	17,540	822,451
Chico’s FAS	43,730	789,764
Cooper Tire & Rubber	23,651	611,142
Denny’s*	74,610	449,898
Destination XL Group*	71,804	356,148
Express*	3,419	74,534
First Cash Financial Services*	3,254	175,098
Francesca’s Holdings*	20,700	590,985
G-III Apparel Group*	14,280	601,331
Hibbett Sports*	10,195	581,421
Pool	15,050	774,323
Six Flags Entertainment	10,960	817,287
Spirit Airlines*	20,300	617,729
Stage Stores	22,950	528,080
Susser Holdings*	4,010	189,833
Toro	16,070	765,896
UniFirst	8,404	797,540
United Stationers	19,583	675,809

		12,586,791

Consumer Non-cyclical — 29.3%
Align Technology*	17,090	610,967
AMN Healthcare Services*	55,948	749,144
Array BioPharma*	163,510	954,898
Astex Pharmaceuticals*	114,683	556,213
Capella Education*	13,420	584,575
Cardtronics*	22,610	645,063

	Shares	Value
Consumer Non-cyclical — (Continued)
Charles River Laboratories International*	21,140	$915,573
Corporate Executive Board	12,840	785,680
Corrections Corp. of America	16,766	589,320
CoStar Group*	5,370	600,420
Cubist Pharmaceuticals*	16,790	922,611
Cynosure, Cl A*	27,980	696,982
Depomed*	59,610	343,354
Euronet Worldwide*	16,290	496,845
Five Star Quality Care*	129,180	662,693
Grand Canyon Education*	24,197	777,208
Haemonetics*	17,260	712,493
HealthSouth*	20,440	598,688
HMS Holdings*	28,090	699,441
Huron Consulting Group*	15,720	702,841
ICON, PLC*	23,997	824,057
Infinity Pharmaceuticals*	32,462	874,851
Insulet*	10,670	318,606
Inter Parfums	17,044	510,979
J&J Snack Foods	5,640	428,076
Jazz Pharmaceuticals, PLC*	16,760	1,139,177
KAR Auction Services	43,250	1,014,213
MAXIMUS	3,699	276,056
Myriad Genetics*	25,140	806,994
Neogen*	4,820	262,545
Novadaq Technologies*	19,340	262,250
Quad Graphics	14,137	329,392
Rollins	36,550	923,253
Salix Pharmaceuticals*	8,220	498,707
Seattle Genetics*	8,357	286,812
Spectrum Brands Holdings	6,040	364,152
SunOpta*	71,888	562,164
Team Health Holdings*	20,480	800,154
Thoratec*	20,335	633,842
VCA Antech*	28,710	733,828
WEX*	4,234	312,766

		25,767,883

Energy — 5.4%
Basic Energy Services*	18,441	246,187
Flotek Industries*	39,360	684,470
Geospace Technologies*	9,094	789,905
Helix Energy Solutions Group*	14,064	335,567
MRC Global*	16,000	454,240
Rex Energy*	38,816	644,734
Rosetta Resources*	17,540	821,924
Synergy Resources*	75,230	509,307
Walter Energy	18,100	308,786

		4,795,120

Financial — 10.3%
Boston Private Financial Holdings	80,800	795,880
Campus Crest Communities, REIT	46,082	582,937

The accompanying notes are an integral part of the portfolio investments.

1

PERIMETER

SMALL CAP GROWTH FUND

Portfolio of Investments (Concluded)

May 31, 2013

(Unaudited)

	Shares	Value
Financial — (Continued)
CapitalSource	68,720	$646,655
Cubesmart, REIT	40,400	632,260
Education Realty Trust, REIT	37,900	396,434
Endurance Specialty Holdings	14,200	714,686
Horace Mann Educators	37,680	915,624
Iberiabank	13,812	711,870
Pinnacle Financial Partners*	28,170	707,067
Platinum Underwriters Holdings	9,270	529,317
ProAssurance	16,166	811,533
WageWorks*	24,340	705,130
Walter Investment Management*	24,400	888,404

		9,037,797

Industrial — 16.3%
A.O. Smith	7,432	291,334
AAON	7,523	250,065
Altra Holdings	19,977	575,537
AMERCO	4,090	705,116
AZZ	13,750	570,350
Barnes Group	20,410	616,790
Belden	10,250	547,862
Berry Plastics Group*	20,950	440,160
Celadon Group	33,420	652,024
Chart Industries*	9,317	906,358
Covanta Holding	48,230	986,304
Darling International*	44,030	863,428
DXP Enterprises*	5,050	298,304
EMCOR Group	18,260	725,835
EnPro Industries*	10,780	542,989
Gulfmark Offshore, Cl A	12,940	593,428
Headwaters*	64,030	679,358
Hexcel*	22,890	795,885
Middleby*	3,370	550,961
Newport*	40,000	526,400
PGT*	96,060	792,495
Proto Labs*	6,020	332,545
Swift Transportation*	41,910	705,764
TriMas*	12,806	412,993

		14,362,285

Technology — 14.1%
Aspen Technology*	32,210	986,270
AVG Technologies NV*	57,770	1,053,147
CommVault Systems*	9,671	676,970
Cypress Semiconductor	91,870	1,032,619
Diodes*	34,293	809,315
Fortinet*	30,610	589,549
inContact*	92,910	674,527
InterXion Holding NV*	21,800	598,410
LivePerson*	34,407	317,921
Magnachip Semiconductor*	23,580	436,230
Mentor Graphics	33,290	632,177

	Shares	Value
Technology — (Continued)
NetScout Systems*	18,300	$445,605
Omnicell*	41,160	746,231
QLIK Technologies*	11,630	357,739
RADWARE*	23,800	357,952
Rovi*	39,500	1,019,100
SS&C Technologies Holdings*	35,720	1,129,824
Ultimate Software Group*	5,150	573,195

	12,436,781

TOTAL COMMON STOCKS (Cost $69,016,077)		87,238,512

WARRANTS - 0.0%
Energy — 0.0%
Magnum Hunter Resources Exercise Price $10.50, Expires 10/14/13	31,749	3,175

TOTAL WARRANTS (Cost $0)		3,175

TOTAL INVESTMENTS - 99.1% (Cost $69,016,077)**		87,241,687

	Number of Contracts
OPTIONS WRITTEN†† - (0.1)%
Infinity Pharmaceuticals Call Options Expires 06/22/13 Strike Price $35.00	(50)	(4,000)
Infinity Pharmaceuticals Call Options Expires 06/22/13 Strike Price $32.50	(69)	(8,625)
Infinity Pharmaceuticals Put Options Expires 06/22/13 Strike Price $25.00	(71)	(13,277)
Walter Investment Management Put Options Expires 06/22/13 Strike Price $34.00	(77)	(5,390)

TOTAL OPTIONS WRITTEN (Premium $44,560)		(31,292)

OTHER ASSETS IN EXCESS OF LIABILITIES - 1.0%		850,546

NET ASSETS - 100.0%		$88,060,941

*	Non-income producing security.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$69,016,077

Gross unrealized appreciation	19,251,370
Gross unrealized depreciation	(1,025,760)

Net unrealized appreciation	$18,225,610

The accompanying notes are an integral part of the portfolio investments.

2

PERIMETER

SMALL CAP GROWTH FUND

Portfolio of Investments (Concluded)

May 31, 2013

(Unaudited)

†	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
††	Primary risk exposure is equity contracts.
Cl	Class
PLC	Public Limited Company
REIT	Real Estate Investment Trusts

The accompanying notes are an integral part of the portfolio investments.

3

PERIMETER

SMALL CAP GROWTH FUND

Notes to the Quarterly Portfolio of Investments

May 31, 2013

(Unaudited)

A. Portfolio Valuation:

Portfolio Valuation – The Perimeter Small Cap Growth Fund’s (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are amortized to maturity based on their cost. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. As of May 31, 2013, there were no fair valued securities.

Fair Value Measurements – The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described below:

•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2013, in valuing the Fund’s investments carried at fair value:

	Total Value at May 31, 2013	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$87,238,512	$87,238,512	$—	$—
Warrants	3,175	3,175	—	—

Total assets	$87,241,687	$87,241,687	$—	$—

Options Written
Equity Contracts	$(31,292)	$—	$(31,292)	$—

Total Liabilities	$(31,292)	$—	$(31,292)	$—

*	Please refer to Portfolio of Investments for industry and sector type breakouts.

At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the

4

PERIMETER

SMALL CAP GROWTH FUND

Notes to the Quarterly Portfolio of Investments (Concluded)

May 31, 2013

(Unaudited)

Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended May 31, 2013, there were no transfers between Levels 1, 2 and 3 for the Fund.

Options Written – The Fund is subject to equity price risk in the normal course of pursuing its investment objectives and may enter into options written to hedge against changes in the value of equities. Such options may relate to particular securities or domestic stock indices, and may or may not be listed on a domestic securities exchange or issued by the Options Clearing Corporation. The risk in writing a call option is that a Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that a Fund may incur a loss if the market price of the security decreases and the option is exercised. A Fund also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. A Fund also may write over-the counter options where completing the obligation depends upon the credit standing of the other party. Option contracts also involve the risk that they may result in loss due to unanticipated developments in market conditions or other causes.

Written options are recorded as liabilities to the extent of premiums received. Gains or losses are realized when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option or the purchase cost for a written put option is adjusted by the amount of the premium received or paid.

The Perimeter Small Cap Growth Fund had transactions in options written during the period ended May 31, 2013 as follows:

	Number of Contracts	Premiums Received
Options outstanding at August 31, 2012	—	$—
Options written	267	44,560
Options closed	—	—
Options expired	—	—
Options exercised	—	—

Options outstanding at May 31, 2013	267	$44,560

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

5

ROBECO INVESTMENT FUNDS	MAY 31, 2013 (unaudited)

ROBECO BOSTON PARTNERS SMALL CAP VALUE FUND II	Portfolio of Investments

	Number of Shares	Value

COMMON STOCK—98.8%

Basic Industries—2.1%
Graphic Packaging Holding Co. *	161,970	$1,245,549
PolyOne Corp.	14,379	369,397
Schweitzer-Mauduit International, Inc.	28,915	1,389,655
Sensient Technologies Corp.	8,990	371,017

		3,375,618

Capital Goods—13.2%
Actuant Corp., Class A	49,345	1,677,730
Aegion Corp. *	53,500	1,221,405
Ampco-Pittsburgh Corp.	16,160	296,698
Beacon Roofing Supply, Inc. *	23,305	960,632
Brady Corp., Class A	25,493	829,542
Cabot Corp.	25,065	1,026,161
Curtiss-Wright Corp.	17,520	637,027
Drew Industries, Inc.	22,105	835,569
Edwards Group Ltd., Sponsored ADR *	109,866	858,053
Globe Specialty Metals, Inc.	77,155	946,692
Granite Construction, Inc.	21,090	650,837
Griffon Corp.	67,140	774,796
Hillenbrand, Inc.	30,600	730,116
Huntington Ingalls Industries, Inc.	15,970	881,863
MRC Global, Inc. *	57,220	1,624,476
Mueller Industries, Inc.	16,025	872,561
Orion Marine Group, Inc. *	116,910	1,404,089
Rofin-Sinar Technologies, Inc. *	6,560	175,546
Terex Corp. *	40,290	1,445,202
WESCO International, Inc. * (a)	29,295	2,175,447
World Fuel Services Corp.	20,092	818,347

		20,842,789

Consumer Durables—2.8%
Tempur-Pedic International, Inc. *	35,570	1,503,900
Thor Industries, Inc.	41,745	1,782,929
Tower International, Inc. *	58,330	1,103,020

		4,389,849

Consumer Non-Durables—6.4%
Alliance One International, Inc. *	86,275	314,041
Dole Food Co., Inc. *	197,793	1,873,100
Fresh Del Monte Produce, Inc.	24,805	664,030

	Number of Shares	Value

Consumer Non-Durables—(continued)
Matthews International Corp., Class A	10,600	$406,510
Nu Skin Enterprises, Inc., Class A (a)	52,615	3,093,762
Skechers U.S.A., Inc., Class A *	29,895	672,638
Steven Madden Ltd. *	24,543	1,190,336
Take-Two Interactive Software, Inc.*	49,320	820,685
Universal Corp. (a)	19,450	1,140,354

		10,175,456

Consumer Services—19.0%
ABM Industries, Inc.	21,480	519,386
Aeropostale, Inc. *	34,180	499,370
Asbury Automotive Group, Inc. *	52,935	2,180,922
Ascena Retail Group, Inc. *	58,265	1,184,527
Brink’s Co., (The)	39,820	1,068,371
Cato Corp., (The), Class A	14,180	353,082
CBIZ, Inc. * (a)	53,410	355,711
Children’s Place Retail Stores, Inc., (The) *	11,585	617,828
Ennis, Inc.	21,300	364,443
Finish Line, Inc., (The), Class A	112,465	2,368,513
FTI Consulting, Inc. *	69,700	2,647,903
G&K Services, Inc., Class A	17,977	868,469
Group 1 Automotive, Inc.	17,870	1,135,638
Heidrick & Struggles International, Inc.	38,725	558,027
ICF International, Inc. *	14,745	444,562
International Speedway Corp., Class A	39,923	1,383,731
KAR Auction Services, Inc.	77,045	1,806,705
Knoll, Inc.	46,808	733,013
Korn/Ferry International *	18,365	321,388
Live Nation Entertainment, Inc. *	71,650	975,157
MAXIMUS, Inc.	23,255	1,735,521
Men’s Wearhouse, Inc., (The)	53,050	1,920,410
Navigant Consulting, Inc. *	120,795	1,592,078
Odyssey Marine Exploration, Inc. * (a)	114,215	374,625
Rent-A-Center, Inc. (a)	30,960	1,132,517
RPX Corp. *	15,035	230,637

The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS	MAY 31, 2013 (unaudited)

ROBECO BOSTON PARTNERS SMALL CAP VALUE FUND II (continued)	Portfolio of Investments

	Number of Shares	Value

Consumer Services—(continued)
Service Corp. International	56,920	$1,023,422
Steiner Leisure Ltd. *	7,875	399,971
Steinway Musical Instruments *	18,930	527,958
Viad Corp.	14,595	359,913
XO Group, Inc. *	42,535	439,812

		30,123,610

Energy—2.6%
Bristow Group, Inc.	16,345	1,027,283
Contango Oil & Gas Co.	10,785	377,259
Forum Energy Technologies, Inc.* (a)	23,750	705,137
Helix Energy Solutions Group, Inc. *	32,885	784,636
Rosetta Resources, Inc. *	18,045	845,589
Swift Energy Co. *	23,575	319,677

		4,059,581

Finance—23.7%
American Capital Mortgage Investment Corp.	29,230	615,876
Ameris Bancorp *	23,523	388,600
AMERISAFE, Inc.	18,410	624,651
Apollo Investment Corp.	36,920	306,067
BBCN Bancorp, Inc.	133,110	1,715,788
Centerstate Banks, Inc.	54,510	467,696
Columbia Banking System, Inc.	28,175	615,342
Cowen Group, Inc., Class A *	27,350	84,511
Fifth Street Finance Corp.	92,125	967,313
First American Financial Corp.	67,945	1,622,527
First Citizens Bancshares, Inc., Class A	3,335	657,895
FirstMerit Corp.	63,171	1,192,037
First NBC Bank Holding Co	33,245	835,114
Flushing Financial Corp.	26,730	417,790
Gladstone Capital Corp.	15,620	131,364
Global Indemnity PLC *	14,203	321,840
Heritage Financial Corp.	34,385	474,857
Infinity Property & Casualty Corp.	11,140	643,335
Janus Capital Group, Inc.	88,240	773,865
JMP Group, Inc.	67,020	459,087
Maiden Holdings Ltd.	160,050	1,709,334
Nationstar Mortgage Holdings, Inc. * (a)	61,190	2,491,045

	Number of Shares	Value

Finance—(continued)
Navigators Group, Inc., (The) *	8,875	$517,590
Nelnet, Inc., Class A	39,191	1,530,800
Ocwen Financial Corp. *	83,830	3,586,247
Park Sterling Corp. *	43,620	255,177
PHH Corp. *	73,180	1,475,309
Platinum Underwriters Holdings Ltd.	24,100	1,376,110
Safety Insurance Group, Inc.	10,065	527,003
Stancorp Financial Group, Inc.	13,925	632,613
Stewart Information Services Corp.	65,470	1,812,864
SVB Financial Group *	20,865	1,614,742
Symetra Financial Corp.	77,325	1,079,457
United Rentals, Inc. *	13,260	753,698
Validus Holdings Ltd.	4,571	165,059
Walker & Dunlop, Inc. *	73,330	1,391,070
Walter Investment Management Corp. *	75,355	2,743,676
Washington Federal, Inc.	28,560	499,514

		37,476,863

Health Care—10.1%
Addus HomeCare Corp. *	49,641	893,041
Amsurg Corp. *	21,065	748,439
Centene Corp. *	14,155	700,672
Chemed Corp. (a)	16,515	1,156,380
Hanger Orthopedic Group, Inc. *	44,460	1,418,719
ICON PLC, ADR *	38,935	1,337,028
Integra Lifesciences Holdings Corp.*	13,235	501,474
Kindred Healthcare, Inc. *	81,552	1,100,952
LHC Group, Inc. *	17,205	378,338
LifePoint Hospitals, Inc. *	15,025	747,193
Omnicell, Inc. *	25,545	463,131
Owens & Minor, Inc. (a)	26,522	906,522
PAREXEL International Corp. *	22,245	1,016,374
Select Medical Holdings Corp.	89,075	703,693
Symmetry Medical, Inc. *	119,020	1,110,457
U.S. Physical Therapy, Inc.	74,864	2,103,678
VCA Antech, Inc. *	26,335	673,123

		15,959,214

The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS	MAY 31, 2013 (unaudited)

ROBECO BOSTON PARTNERS SMALL CAP VALUE FUND II (concluded)	Portfolio of Investments

	Number of Shares	Value

Real Estate Investment Trusts—6.2%
Altisource Residential Corp., Class B * (a)	25,800	$470,592
Anworth Mortgage Asset Corp.	122,677	690,672
Chatham Lodging Trust	51,540	956,067
Colony Financial, Inc.	22,255	492,948
CYS Investments, Inc.	160,840	1,653,435
Gladstone Commercial Corp. (a)	18,000	351,720
Hatteras Financial Corp.	41,750	1,077,985
Javelin Mortgage Investment Corp. (a)	61,890	952,487
MFA Financial, Inc.	91,995	807,716
Monmouth Real Estate Investment Corp., Class A	70,380	722,099
Silver Bay Realty Trust Corp. (a)	41,642	742,477
Two Harbors Investment Corp.	79,320	874,900

		9,793,098

Technology—9.6%
Bel Fuse, Inc., Class B	29,421	468,382
Belden, Inc.	40,245	2,151,095
Brooks Automation, Inc.	44,980	479,037
Coherent, Inc.	7,265	417,011
Electronics for Imaging, Inc. *	28,260	788,171
EnerSys, Inc.	47,530	2,368,420
Imation Corp. *	30,545	125,234
Insight Enterprises, Inc. *	19,500	375,375
Integrated Device Technology, Inc. *	78,930	672,484
Lexmark International, Inc., Class A (a)	56,530	1,724,730
Magnachip Semiconductor Corp. *	42,435	785,048
NETGEAR, Inc. *	28,825	959,296
Sykes Enterprises, Inc. *	81,950	1,295,630
SYNNEX Corp. *	41,425	1,679,784
TeleTech Holdings, Inc. *	20,285	456,210
Teradyne, Inc. *	27,590	494,965

		15,240,872

Transportation—1.6%
Diana Shipping, Inc. * (a)	39,345	398,565
Landstar System, Inc.	8,570	452,410
Quality Distribution, Inc. *	43,375	395,146

	Number of Shares	Value

Transportation—(continued)
UTi Worldwide, Inc.	76,965	$1,218,356

		2,464,477

Utilities—1.5%
PNM Resources, Inc.	64,355	1,442,839
SemGroup Corp., Class A	18,070	945,422

		2,388,261

TOTAL COMMON STOCK (Cost $111,565,665)		156,289,688

SECURITIES LENDING COLLATERAL—10.1%
BlackRock Liquidity Fund	15,959,338	15,959,338

TOTAL SECURITIES LENDING COLLATERAL (Cost $15,959,338)		15,959,338

TOTAL INVESTMENTS—108.9% (Cost $127,525,003) **		172,249,026

LIABILITIES IN EXCESS OF OTHER ASSETS—(8.9)%		(14,132,216)

NET ASSETS—100.0%		$158,116,810

ADR	— American Depositary Receipt
PLC	— Public Limited Company
*	— Non-income producing.
(a)	— All or a portion of the security is on loan. At May 31, 2013, the market value of securities on loan was $15,437,256.
**	— The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$127,525,003

Gross unrealized appreciation	48,528,136
Gross unrealized depreciation	(3,804,113)

Net unrealized appreciation	$44,724,023

The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS	MAY 31, 2013 (unaudited)

ROBECO BOSTON PARTNERS SMALL CAP VALUE FUND II (concluded)	Portfolio of Investments

A summary of the inputs used to value the Fund’s investments as of May 31, 2013 is as follows (see Notes to Portfolio of Investments):

	Total Value as of May 31, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stock *	$156,289,688	$156,289,688	$—	$—
Securities Lending Collateral	15,959,338	15,959,338	—	—

Total Assets	$172,249,026	$172,249,026	$—	$—

*	See Portfolio of Investments detail for industry and security type breakout.

The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS	MAY 31, 2013 (unaudited)

ROBECO BOSTON PARTNERS LONG/SHORT EQUITY FUND	Portfolio of Investments

	Number of Shares		Value
LONG POSITIONS—96.2%

COMMON STOCK—93.8%
Basic Industries—4.1%
Alcoa, Inc. †	288,100	$	2,448,850
Freeport-McMoRan Copper & Gold, Inc., †	145,215		4,508,926
Greif, Inc., Class B	43,300		2,403,150
KapStone Paper and Packaging Corp. †	117,970		3,422,310
Northern Dynasty Minerals Ltd *	1,347,955		3,531,642
Owens-Illinois, Inc. * †	248,380		6,818,031
Pan American Silver Corp. (a)	122,390		1,494,382
Sealed Air Corp. †	211,965		5,091,399
Steel Dynamics, Inc. †	285,820		4,384,479

			34,103,169

Capital Goods—8.9%
Actuant Corp., Class A †	118,360		4,024,240
Babcock & Wilcox Co., (The) †	299,260		8,882,037
Bombardier, Inc., Class B	988,820		4,509,019
Columbus McKinnon Corp. * †	254,210		5,376,541
Cubic Corp. †	91,925		4,375,630
Foster Wheeler AG *	162,090		3,731,312
General Cable Corp. †	137,685		4,868,542
Gibraltar Industries, Inc. * †	137,593		2,233,134
Global Power Equipment Group, Inc. †	164,045		2,608,316
Joy Global, Inc. †	68,785		3,719,893
Masonite Worldwide Holdings, Inc. * †	62,760		3,398,454
Michael Baker Corp. †	93,032		2,446,742
Moog, Inc., Class A * †	83,780		4,194,865
Orion Marine Group, Inc. * †	198,495		2,383,925
Safran SA - ADR	75,840		3,972,499
Spirit Aerosystems Holdings, Inc., Class A * †	256,810		5,549,664
URS Corp. †	52,695		2,552,546
WaterFurnace Renewable Energy, Inc. †	136,945		2,677,508
World Fuel Services Corp. †	58,715		2,391,462

			73,896,329

Communications—6.1%
Comcast Corp., Class A †	145,815		5,854,472
Dice Holdings, Inc. * †	284,830		2,569,167
DIRECTV * †	188,150		11,501,609

	Number of Shares		Value
Communications—(continued)
Hawaiian Telcom Holdco, Inc. * †	398,159	$	10,260,557
IAC/InterActive Corp. †	89,535		4,340,657
iPass, Inc. *	653,655		1,111,214
Pandora Media, Inc. * (a)	270,955		4,611,654
Time Warner Cable, Inc. †	88,740		8,475,557
Yahoo!, Inc. * †	92,740		2,439,062

			51,163,949

Consumer Durables—1.0%
Cooper-Standard Holding, Inc. * †	28,760		1,351,720
Helen of Troy Ltd. * †	177,645		7,047,177

			8,398,897

Consumer Non-Durables—4.8%
Anheuser-Busch InBev NV - Sponsored ADR †	55,995		5,147,060
Archer-Daniels-Midland Co. †	73,225		2,360,042
Central Garden and Pet Co., Class A *	547,024		4,151,912
Crimson Wine Group Ltd * †	38,831		340,548
Crocs, Inc. * †	201,005		3,545,728
Energizer Holdings, Inc. †	32,390		3,100,047
Hanesbrands, Inc. †	71,150		3,547,539
Lorillard, Inc. †	172,850		7,335,754
Philip Morris International, Inc. †	42,950		3,904,585
Unilever NV	153,550		6,261,769

			39,694,984

Consumer Services—11.6%
Advance Auto Parts, Inc. †	25,225		2,056,342
Century Casinos, Inc. * †	831,881		2,828,395
CRA International, Inc. * †	204,800		3,667,968
CVS Caremark Corp. †	102,510		5,902,526
Ennis, Inc. †	327,350		5,600,958
Express, Inc. * †	161,405		3,518,629
Genesco, Inc. * †	56,050		3,787,859
GNC Holdings, Inc., Class A †	112,910		5,084,337
ICF International, Inc. * †	154,210		4,649,432
Insperity, Inc. †	158,375		4,776,590
International Speedway Corp., Class A †	122,140		4,233,372
Kelly Services, Inc., Class A †	60,520		1,071,809
Liberty Interactive Corp., Class A * †	146,390		3,286,456
LifeLock, Inc. * †	127,940		1,320,341
Nash Finch Co. †	207,797		4,515,429

The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS	MAY 31, 2013 (unaudited)

ROBECO BOSTON PARTNERS LONG/SHORT EQUITY FUND (continued)	Portfolio of Investments

	Number of Shares		Value
Consumer Services—(continued)
Steiner Leisure Ltd. * †	67,775	$	3,442,292
Systemax, Inc. † (b)	120,827		1,165,981
TESCO PLC - Sponsored ADR †	188,255		3,158,919
Towers Watson & Co., Class A †	58,060		4,510,101
Viacom, Inc., Class B †	64,405		4,243,645
Wal-Mart Stores, Inc. †	62,360		4,667,022
Walgreen Co. †	185,065		8,838,704
Walt Disney Co., (The) †	126,960		8,008,637
Wynn Resorts Ltd. †	20,040		2,723,236

			97,058,980

Energy—11.4%
Apache Corp. †	91,855		7,544,051
Calfrac Well Services Ltd.	141,980		3,780,927
Canadian Natural Resources Ltd. †	127,315		3,790,167
Cenovus Energy, Inc. †	99,185		2,968,607
Diamond Offshore Drilling, Inc. (a)	70,145		4,826,677
Ensco PLC, Class A †	41,810		2,515,708
EOG Resources, Inc. †	37,475		4,838,022
EQT Corp. †	84,670		6,763,440
Halliburton Co. †	151,035		6,320,815
Legacy Oil + Gas, Inc. *	404,965		2,282,180
National Oilwell Varco, Inc. †	54,515		3,832,405
Newfield Exploration Co. * †	93,920		2,234,357
Occidental Petroleum Corp. †	117,645		10,831,575
Rosetta Resources, Inc. * †	78,005		3,655,314
Royal Dutch Shell PLC - ADR †	151,360		10,045,763
Schlumberger Ltd. †	81,425		5,946,468
SEACOR Holdings, Inc. †	33,050		2,537,910
SM Energy Co. †	43,595		2,643,601
Tesoro Corp. †	52,525		3,238,166
Weatherford International Ltd. * †	331,865		4,476,859

			95,073,012

Finance—16.6%
ACE Ltd. †	54,505		4,888,008
AerCap Holdings NV *	160,105		2,774,620
American International Group, Inc. * †	250,350		11,130,561
AON PLC †	77,380		4,926,785
Axis Capital Holdings Ltd. †	92,130		4,013,183
Berkshire Hathaway, Inc., Class B * †	105,720		12,059,480
Capital Southwest Corp. †	28,450		3,922,970
Century Bancorp, Inc., Class A †	38,003		1,348,726

	Number of Shares		Value
Finance—(continued)
Charles Schwab Corp., (The) †	135,320	$	2,687,455
Citigroup, Inc. †	135,718		7,055,979
Cowen Group, Inc., Class A *	775,320		2,395,739
Endurance Specialty Holdings Ltd. †	101,890		5,128,124
Fairfax Financial Holdings Ltd. †	4,970		2,002,910
First Southern Bancorp, Inc. Class B 144A ‡	64,350		299,227
Flushing Financial Corp. †	107,711		1,683,523
HF Financial Corp. †	83,779		1,091,640
JPMorgan Chase & Co. †	101,846		5,559,773
Leucadia National Corp. †	388,315		12,185,325
Loews Corp. †	83,730		3,836,509
Maiden Holdings Ltd. †	887,322		9,476,599
Morgan Stanley †	171,375		4,438,613
National Bank Holdings Corp., Class A	79,735		1,446,393
National Western Life Insurance Co., Class A †	10,595		2,076,514
New Hampshire Thrift Bancshares, Inc.	29,529		387,716
Nicholas Financial, Inc.	122,637		1,819,933
PartnerRe Ltd. †	55,885		5,065,975
Primus Guaranty Ltd. * (a)	129,701		1,322,950
Steel Excel, Inc. * †	229,697		6,201,819
TD Ameritrade Holding Corp. †	117,555		2,755,489
Tower Group International Ltd. †	303,406		5,864,838
Validus Holdings Ltd. †	139,217		5,027,126
White Mountains Insurance Group Ltd. †	6,855		4,052,470

			138,926,972

Health Care—12.2%
Alpha PRO Tech Ltd. *	485,210		786,040
AmerisourceBergen Corp. †	78,195		4,228,786
Amgen, Inc. †	47,245		4,749,540
Amsurg Corp. * †	143,785		5,108,681
Baxter International, Inc. †	57,600		4,051,008
Becton, Dickinson & Co. †	35,355		3,486,710
CardioNet, Inc. *	505,851		1,411,324
Charles River Laboratories International, Inc. * †	44,905		1,944,835
Express Scripts Holding Co. * †	83,990		5,217,459
Humana, Inc. †	86,485		6,986,258

The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS	MAY 31, 2013 (unaudited)

ROBECO BOSTON PARTNERS LONG/SHORT EQUITY FUND (continued)	Portfolio of Investments

	Number of Shares		Value
Health Care—(continued)
Invacare Corp. †	139,975	$	2,169,613
Laboratory Corp. of America Holdings * †	76,390		7,600,041
Masimo Corp. †	108,385		2,346,535
MFC Industrial Ltd	237,160		2,091,751
Myriad Genetics, Inc. * †	95,180		3,055,278
Omnicare, Inc. †	101,980		4,694,139
Orthofix International NV *	59,690		1,649,832
Pfizer, Inc. †	366,480		9,979,250
Sanofi - ADR †	162,095		8,605,624
Teva Pharmaceutical Industries Ltd. - Sponsored ADR †	182,225		6,960,995
UnitedHealth Group, Inc. †	91,500		5,730,645
Universal Health Services, Inc., Class B †	60,535		4,185,390
WuXi PharmaTech Cayman, Inc., - ADR * †	246,480		5,045,446

			102,085,180

Real Estate Investment Trusts—0.3%
Reis, Inc. * †	150,878		2,804,822

Technology—16.1%
Active Network, Inc., (The) * (a)	479,125		3,205,346
Actuate Corp. * †	1,008,755		6,809,096
Alpha & Omega Semiconductor Ltd *	409,968		3,234,647
Amkor Technology, Inc. * (a) †	600,100		2,724,454
Anixter International, Inc. †	56,535		4,337,930
Arrow Electronics, Inc. * †	47,280		1,879,853
Autodesk, Inc. * †	66,710		2,516,968
Avnet, Inc. * †	55,985		1,912,448
Celestica, Inc. *	614,130		5,680,703
ClickSoftware Technologies Ltd.	233,220		1,805,123
Coleman Cable, Inc. †	448,621		8,344,351
CSG Systems International, Inc. * †	514,695		11,132,853
EMC Corp. * †	253,765		6,283,221
Fiserv, Inc. * †	37,550		3,272,858
Flextronics International Ltd. *	411,295		3,068,261
GSI Group, Inc. *	526,764		4,287,859
Ingram Micro, Inc., Class A * †	258,890		4,947,388
Kulicke & Soffa Industries, Inc. *	211,310		2,620,244
LSI Corp. * †	436,745		3,231,913

	Number of Shares		Value
Technology—(continued)
Microsoft Corp. †	229,260	$	7,996,589
O2Micro International Ltd - ADR *	911,730		3,145,469
ON Semiconductor Corp. * †	417,155		3,570,847
Oplink Communications, Inc. * †	205,670		3,500,503
Oracle Corp. †	172,449		5,821,878
Pactera Technology International Ltd. - ADR *	249,465		1,666,426
QLogic Corp. * †	323,775		3,153,569
Rovi Corp. * †	110,915		2,861,607
ScanSource, Inc. *	151,655		4,842,344
TE Connectivity Ltd.	97,900		4,345,781
Thermo Fisher Scientific, Inc. †	49,690		4,387,627
Travelsky Technology Ltd, Class H	7,037,185		5,075,922
Vishay Intertechnology, Inc. * †	167,865		2,444,114

			134,108,192

Transportation—0.7%
Aurizon Holdings Ltd	392,900		1,618,748
Diana Shipping, Inc. * (a)	158,535		1,605,960
Vitran Corp., Inc. *	602,753		2,923,352

			6,148,060

TOTAL COMMON STOCK (Cost $640,698,965)			783,462,546

PREFERRED STOCK—0.0%
Finance—0.0%
First Southern Bancorp, Inc., 5.000% 144A ‡	110		116,365

TOTAL PREFERRED STOCK (Cost $110,000)			116,365

SECURITIES LENDING COLLATERAL—2.4%
BlackRock Liquidity Fund	20,152,062		20,152,062

TOTAL SECURITIES LENDING COLLATERAL (Cost $20,152,062)			20,152,062

TOTAL LONG POSITIONS—96.2% (Cost $660,961,027)			803,730,973

SECURITIES SOLD SHORT—(70.4%)

COMMON STOCK—(70.4%)
Basic Industries—(1.0%)
American Vanguard Corp.	(124,540)		(3,793,488)
Ethanex Energy, Inc. *	(648)		(428)
Kennady Diamonds, Inc. *	(46,500)		(73,557)
Louisiana-Pacific Corp. *	(155,330)		(2,729,148)
Mountain Province Diamonds, Inc. *	(277,767)		(1,430,500)

The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS	MAY 31, 2013 (unaudited)

ROBECO BOSTON PARTNERS LONG/SHORT EQUITY FUND (continued)	Portfolio of Investments

	Number of Shares		Value
Capital Goods—(continued)
Tanzanian Royalty Exploration Corp. *	(193,370)	$	(626,519)

			(8,653,640)

Capital Goods—(7.7%)
Acuity Brands, Inc.	(45,120)		(3,387,158)
Applied Energetics, Inc. *	(238,070)		(6,666)
Applied Nanotech Holdings, Inc. *	(8,285)		(840)
Armstrong World Industries, Inc. *	(61,220)		(3,181,603)
Builders FirstSource, Inc. *	(475,340)		(3,203,792)
Cummins, Inc.	(32,120)		(3,842,516)
DynaMotive Energy Systems Corp. * ‡	(72,185)		(7)
Interface, Inc.	(317,535)		(5,334,588)
KEYW Holding Corp., (The) *	(104,615)		(1,543,071)
Lindsay Corp.	(72,390)		(5,881,688)
Oshkosh Corp. *	(84,680)		(3,371,958)
Polypore International, Inc. *	(84,250)		(3,169,485)
Smith & Wesson Holding Corp. *	(431,120)		(3,927,503)
Titan International, Inc.	(168,412)		(3,929,052)
TransDigm Group, Inc.	(27,920)		(4,079,112)
Tredegar Corp.	(78,585)		(1,961,482)
Trex Co., Inc. *	(207,215)		(11,514,938)
USG Corp. *	(118,280)		(3,232,592)
Vulcan Materials Co.	(47,020)		(2,519,332)

			(64,087,383)

Communications—(5.5%)
Akamai Technologies, Inc. *	(57,760)		(2,663,891)
Angie’s List, Inc. *	(107,670)		(2,525,938)
AOL, Inc. *	(76,925)		(2,666,221)
Cogent Communications Group, Inc.	(128,465)		(3,531,503)
CTC Communications Group, Inc. * ‡	(98,900)		(10)
eGain Communications Corp. *	(160,300)		(1,287,209)
Equinix, Inc. *	(22,140)		(4,486,450)
Interliant, Inc. * ‡	(600)		0
LinkedIn Corp., Class A *	(44,075)		(7,383,885)
LivePerson, Inc. *	(206,805)		(1,910,878)
MicroStrategy, Inc., Class A *	(22,375)		(2,046,865)
Pandora Media, Inc. *	(586,660)		(9,984,953)
Rackspace Hosting, Inc. *	(34,838)		(1,307,470)
Shutterfly, Inc. *	(44,560)		(2,171,854)
Trulia, Inc. *	(65,580)		(2,015,929)

	Number of Shares		Value
Communications—(continued)
Yelp, Inc. *	(61,385)	$	(1,829,887)

			(45,812,943)

Consumer Durables—(4.3%)
American Axle & Manaufacturing Holdings, Inc. *	(322,295)		(5,733,628)
Cavco Industries, Inc. *	(35,330)		(1,692,660)
Ethan Allen Interiors, Inc.	(136,815)		(4,291,887)
iRobot Corp. *	(102,735)		(3,471,416)
KB Home	(187,370)		(4,152,119)
Qsound Labs, Inc. *	(4,440)		(4)
SodaStream International Ltd. *	(72,570)		(4,629,966)
Standard Pacific Corp. *	(348,040)		(3,080,154)
Tesla Motors, Inc. *	(32,820)		(3,208,483)
Toll Brothers, Inc. *	(75,460)		(2,578,468)
Whirlpool Corp.	(20,440)		(2,611,414)

			(35,450,199)

Consumer Non-Durables—(4.9%)
Amish Naturals, Inc. * ‡	(25,959)		(156)
Annie’s, Inc. *	(81,790)		(3,182,449)
Black Diamond, Inc. *	(177,453)		(1,591,753)
Callaway Golf Co.	(371,955)		(2,547,892)
Columbia Sportswear Co.	(41,865)		(2,521,110)
Female Health Co., (The)	(336,400)		(3,131,884)
Fifth & Pacific Cos, Inc. *	(115,820)		(2,488,972)
Green Mountain Coffee Roasters, Inc. *	(46,700)		(3,415,171)
Iconix Brand Group, Inc. *	(94,680)		(2,848,921)
Mead Johnson Nutrition Co	(37,320)		(3,025,532)
Monster Beverage Corp. *	(82,130)		(4,483,477)
Post Holdings, Inc. *	(93,805)		(3,957,633)
Quiksilver, Inc. *	(420,680)		(3,310,752)
Tumi Holdings, Inc. *	(164,690)		(3,993,733)
Valence Technology, Inc. *	(27,585)		(1,473)

			(40,500,908)

Consumer Services—(17.5%)
Acxiom Corp. *	(151,370)		(3,328,626)
Amazon.com, Inc. *	(12,445)		(3,348,078)
Arctic Cat, Inc.	(91,900)		(4,309,191)
Best Buy Co., Inc.	(94,585)		(2,605,817)
Bravo Brio Restaurant Group, Inc. *	(136,870)		(2,463,660)
Buffalo Wild Wings, Inc. *	(52,825)		(5,069,087)
Chipotle Mexican Grill, Inc. *	(12,135)		(4,380,735)
Concur Technologies, Inc. *	(24,925)		(2,012,195)

The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS	MAY 31, 2013 (unaudited)

ROBECO BOSTON PARTNERS LONG/SHORT EQUITY FUND (continued)	Portfolio of Investments

	Number of Shares		Value
Consumer Services—(continued)
Conn’s, Inc. *	(83,710)	$	(4,121,043)
Cumulus Media, Inc., Class A *	(588,735)		(2,184,207)
Fresh Market, Inc., (The) *	(41,545)		(2,058,139)
Global Cash Access Holdings, Inc. *	(349,510)		(2,306,766)
H&R Block, Inc.	(173,790)		(5,086,833)
hhgregg, Inc. *	(176,580)		(2,752,882)
Higher One Holdings Inc *	(282,725)		(3,081,703)
Ignite Restaurant Group, Inc. *	(169,120)		(3,094,896)
Imax Corp. *	(103,880)		(2,691,531)
Iron Mountain, Inc.	(68,811)		(2,466,186)
Landauer, Inc.	(30,095)		(1,600,452)
Lululemon Athletica, Inc. *	(87,285)		(6,791,646)
Manchester United PLC, Class A *	(136,165)		(2,283,487)
Mattress Firm Holding Corp. *	(90,297)		(3,247,080)
Medidata Solutions, Inc. *	(38,425)		(2,652,094)
Monro Muffler Brake, Inc.	(43,095)		(2,026,327)
Netflix, Inc. *	(41,490)		(9,387,113)
New Oriental Education & Technology Group. -Sponsored ADR	(111,430)		(2,488,232)
PetMed Express, Inc.	(183,215)		(2,453,249)
Polaris Industries, Inc.	(25,910)		(2,474,664)
Pricesmart, Inc.	(36,705)		(3,099,003)
RadioShack Corp.	(455,615)		(1,685,775)
Red Robin Gourmet Burgers, Inc. *	(79,540)		(4,176,645)
Rentrak Corp. *	(91,570)		(2,118,930)
Ritchie Bros Auctioneers, Inc.	(207,415)		(4,293,490)
Sears Holdings Corp. *	(43,590)		(2,128,500)
Starz, Class A *	(109,390)		(2,524,721)
Sturm Ruger & Co., Inc.	(81,315)		(4,088,518)
Texas Roadhouse, Inc.	(190,555)		(4,506,626)
Tractor Supply Co.	(26,250)		(2,939,475)
Ulta Salon Cosmetics & Fragrance, Inc. *	(16,646)		(1,510,791)
Ultimate Software Group, Inc. *	(16,956)		(1,887,203)
Urban Outfitters, Inc. *	(58,270)		(2,443,261)
Viggle, Inc. *	(4,896)		(3,525)
VistaPrint NV *	(62,615)		(2,877,159)
Wendy’s Co., (The)	(564,275)		(3,357,436)
Yum! Brands, Inc.	(43,310)		(2,934,252)
Zillow, Inc., Class A *	(66,010)		(3,705,801)

	Number of Shares		Value
Finance—(0.2%)
Zumiez, Inc. *	(105,505)	$	(3,357,169)

			(146,404,199)

Energy—(0.5%)
Beard Co. *	(9,710)		(267)
Crescent Point Energy Corp.	(32,120)		(1,162,423)
Miller Energy Resources, Inc. *	(253,560)		(1,021,847)
Petroleo Brasileiro SA - ADR *	(115,180)		(2,046,749)

			(4,231,286)

African Bank Investments Ltd. - ADR	(121,955)		(965,884)
Value Line, Inc.	(78,574)		(713,452)

			(1,679,336)

Health Care—(12.7%)
ABIOMED, Inc. *	(148,605)		(3,205,410)
Accelerate Diagnostics, Inc. *	(170,126)		(1,495,407)
Advisory Board Co., (The) *	(65,150)		(3,440,572)
Agenus, Inc. *	(175,605)		(707,688)
Air Methods Corp.	(82,280)		(3,080,563)
Albany Molecular Research, Inc. *	(338,290)		(3,721,190)
Align Technology, Inc. *	(99,260)		(3,548,545)
Arena Pharmaceuticals, Inc. *	(279,895)		(2,474,272)
Ariad Pharmaceuticals, Inc. *	(248,350)		(4,554,739)
athenahealth, Inc. *	(32,520)		(2,749,566)
AVANIR Pharmaceuticals, Inc., Class A *	(702,330)		(2,331,736)
Biotime, Inc. *	(105,150)		(499,463)
BodyTel Scientific, Inc. * ‡	(4,840)		0
CareView Communications, Inc. *	(207,465)		(155,599)
Cerner Corp. *	(66,225)		(6,508,593)
Curis, Inc. *	(228,155)		(855,581)
DexCom, Inc. *	(156,995)		(3,270,206)
Endologix, Inc. *	(218,370)		(2,934,893)
Exact Sciences Corp. *	(206,350)		(2,319,374)
Fluidigm Corp. *	(125,015)		(2,130,256)
Forest Laboratories, Inc. *	(100,480)		(3,994,080)
GenMark Diagnostics, Inc. *	(120,315)		(1,792,693)
HealthStream, Inc. *	(79,135)		(2,119,235)
HeartWare International, Inc. *	(55,720)		(5,085,564)
Hi-Tech Pharmacal Co., Inc.	(82,945)		(2,650,922)
HMS Holdings Corp. *	(208,085)		(5,181,317)
ICU Medical, Inc. *	(22,145)		(1,580,932)
IDEXX Laboratories, Inc. *	(42,760)		(3,525,134)
Incyte Corp. Ltd. *	(140,595)		(3,116,991)
Insulet Corp. *	(86,530)		(2,583,786)

The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS	MAY 31, 2013 (unaudited)

ROBECO BOSTON PARTNERS LONG/SHORT EQUITY FUND (continued)	Portfolio of Investments

	Number of Shares		Value
Health Care—(continued)
MiMedx Group, Inc. *	(449,220)	$	(3,234,384)
Mindray Medical International Ltd. - ADR	(80,220)		(3,290,624)
National Research Corp., Class B	(44,796)		(1,666,707)
Quidel Corp. *	(137,935)		(3,298,026)
ResMed, Inc.	(69,265)		(3,324,720)
Seattle Genetics, Inc. *	(200,457)		(6,879,684)
Spectrum Pharmaceuticals, Inc.	(331,995)		(2,725,679)

			(106,034,131)

Real Estate Investment Trusts—(0.2%)
Digital Realty Trust, Inc.	(32,060)		(1,952,775)

			(1,952,775)

Technology—(14.3%)
3D Systems Corp. *	(125,760)		(6,101,875)
Advanced Micro Devices, Inc. *	(395,333)		(1,585,048)
ANTs Software, Inc. * ‡	(10,334)		(1)
Applied Micro Circuits Corp. *	(193,020)		(1,488,184)
Aspen Technology, Inc. *	(197,535)		(6,048,522)
Cavium, Inc. *	(63,710)		(2,087,140)
Ciena Corp. *	(205,185)		(3,434,797)
CommVault Systems, Inc. *	(27,895)		(1,952,650)
Consygen, Inc. * ‡	(200)		0
Cornerstone OnDemand, Inc. *	(56,850)		(2,310,384)
Cray, Inc. *	(150,460)		(2,739,877)
Demandware, Inc. *	(117,650)		(3,601,267)
E2open, Inc. *	(127,780)		(1,866,866)
EnerI, Inc. * ‡	(102,820)		(10)
Enphase Energy, Inc. *	(273,975)		(2,115,087)
Fusion-io, Inc. *	(178,385)		(2,581,231)
Generac Holdings, Inc.	(42,345)		(1,714,972)
Hewlett-Packard Co.	(101,245)		(2,472,403)
Himax Technologies, Inc.	(344,115)		(2,481,069)
Infinera Corp. *	(273,980)		(2,885,009)
IntraLinks Holdings, Inc. *	(354,203)		(2,174,806)
IPG Photonics Corp.	(88,730)		(5,261,689)
Jive Software, Inc. *	(286,880)		(4,848,272)
Nestor, Inc. *	(15,200)		(14)
NetSuite, Inc. *	(30,725)		(2,691,510)
Nokia OYJ - Sponsored ADR *	(663,175)		(2,281,322)
Palo Alto Networks, Inc. *	(54,715)		(2,654,772)
Parkervision, Inc. *	(299,165)		(1,304,359)
Power Integrations, Inc.	(59,220)		(2,528,102)
Proofpoint, Inc. *	(111,005)		(2,242,301)
QLIK Technologies, Inc. *	(167,595)		(5,155,222)

	Number of Shares		Value
Technology—(continued)
Red Hat, Inc. *	(50,225)	$	(2,422,352)
Research In Motion Ltd. *	(231,695)		(3,232,145)
Salesforce.com, Inc. *	(99,185)		(4,198,501)
ServiceNow, Inc. *	(51,005)		(1,874,944)
Silver Spring Networks, Inc. *	(238,023)		(4,950,878)
Spreadtrum Communications, Inc. - ADR	(76,435)		(1,487,425)
Tessco Technologies, Inc.	(277,761)		(6,349,616)
TIBCO Software, Inc. *	(89,900)		(1,917,567)
Tiger Telematics, Inc. * ‡	(6,510)		(7)
TigerLogic Corp. *	(96,490)		(181,401)
Tower Semiconductor Ltd. *	(34,291)		(212,261)
Ultratech, Inc. *	(91,265)		(3,327,522)
Uni-Pixel, Inc. *	(22,125)		(336,521)
Universal Display Corp. *	(75,960)		(2,262,089)
ViaSat, Inc. *	(79,845)		(5,593,941)
Workday, Inc., Class A *	(39,020)		(2,506,255)
WorldGate Communications, Inc. *	(582,655)		(466)
Xybernaut Corp. * ‡	(34,156)		0

			(119,462,652)

Transportation—(1.6%)
American Railcar Industries, Inc.	(296,840)		(10,092,560)
Student Transportation, Inc.	(569,485)		(3,616,230)

			(13,708,790)

TOTAL COMMON STOCK
(Proceeds $511,514,861)			(587,978,242)

TOTAL SECURITIES SOLD SHORT—(70.4%)
(Proceeds $511,514,861)			(587,978,242)

	Number of Contracts

OPTIONS WRITTEN ††—(0.5%)
Arena Pharmaceuticals, Inc. Call Options
Expires 01/18/14
Strike Price $10	(1,140)		(131,100)
Netflix, Inc.
Call Option
Expires 01/17/15
Strike Price $240	(217)		(1,073,065)

The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS	MAY 31, 2013 (unaudited)

ROBECO BOSTON PARTNERS LONG/SHORT EQUITY FUND (continued)	Portfolio of Investments

	Number of Contracts		Value
SolarCity Corp.
Call Option
Expires 01/18/14
Strike Price $50	(585)	$	(497,250)
SolarCity Corp.
Call Option
Expires 07/20/13
Strike Price $55	(541)		(129,840)
Tesla Motors, Inc.
Call Option
Expires 01/18/14
Strike Price $110	(151)		(240,090)
Tesla Motors, Inc.
Call Option
Expires 01/17/15
Strike Price $85	(665)		(2,234,400)

TOTAL OPTIONS WRITTEN (Premiums received $(3,279,111))			(4,305,745)

OTHER ASSETS IN EXCESS OF LIABILITIES—74.7%			623,795,400

NET ASSETS—100.0%		$	835,242,386

ADR	— American Depositary Receipt
PLC	— Public Limited Company
144A

— Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. As of May 31, 2013, these securities amounted to $415,592 or 0.05% of net assets. These 144A securities have not been deemed illiquid.

*	— Non-income producing.
(a)	— All or a portion of the security is on loan. At May 31, 2013, the market value of securities on loan was $17,385,281.
†	— Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
††	— Primary risk exposure is equity contracts.
‡

— Security has been valued at fair market value as determined in good faith by or under the direction of The RBB Fund, Inc.‘s Board of Directors. As of May 31, 2013 long positions amounted to $415,592 and short positions amounted to ($191), or 0.05% and 0.0%, respectively, of net assets.

**	The cost and unrealized appreciation and depreciation in the value of the investstments owned by the Fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$	660,961,027

Gross unrealized appreciation		159,460,269
Gross unrealized depreciation		(16,690,323)

Net unrealized appreciation	$	142,769,946

The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS	MAY 31, 2013 (unaudited)

ROBECO BOSTON PARTNERS LONG/SHORT EQUITY FUND (concluded)	Portfolio of Investments

A summary of the inputs used to value the Fund’s investments as of May 31, 2013 is as follows (see Notes to Portfolio of Investments):

	Total Value as of May 31, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stock
Basic Industries	$34,103,169	34,103,169	$—	$—
Capital Goods	73,896,329	73,896,329	—	—
Communications	51,163,949	51,163,949	—	—
Consumer Durables	8,398,897	8,398,897	—	—
Consumer Non-Durables	39,694,984	39,694,984	—	—
Consumer Services	97,058,980	97,058,980	—	—
Energy	95,073,012	95,073,012	—	—
Finance	138,926,972	138,627,745	—	299,227
Health Care	102,085,180	102,085,180	—	—
Real Estate Investment Trusts	2,804,822	2,804,822	—	—
Technology	134,108,192	134,108,192	—	—
Transportation	6,148,060	6,148,060	—	—
Preferred Stocks
Finance	116,365	—	—	116,365
Securities Lending Collateral	20,152,062	20,152,062	—	—

Total Assets	$803,730,973	$803,315,381	$—	$415,592

	Total Value as of May 31, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Securities Sold Short
Basic Industries	$(8,653,640)	$(8,653,640)	$—	$—
Capital Goods	(64,087,383)	(64,087,376)	—	(7)
Communications	(45,812,943)	(45,812,933)	—	(10)
Consumer Durables	(35,450,199)	(35,450,199)	—	—
Consumer Non-Durables	(40,500,908)	(40,500,752)	—	(156)
Consumer Services	(146,404,199)	(146,404,199)	—	—
Energy	(4,231,286)	(4,231,286)	—	—
Finance	(1,679,336)	(1,679,336)	—	—
Health Care	(106,034,131)	(106,034,131)	—	—
Real Estate Investment Trusts	(1,952,775)	(1,952,775)	—	—
Technology	(119,462,652)	(119,462,634)	—	(18)
Transportation	(13,708,790)	(13,708,790)	—	—
Options Written
Equity Contracts	(4,305,745)	—	(4,305,745)	—

Total Liabilities	$(592,283,987)	$(587,978,051)	$(4,305,745)	$(191)

ROBECO INVESTMENT FUNDS	MAY 31, 2013 (unaudited)

ROBECO BOSTON PARTNERS LONG/SHORT RESEARCH FUND	Portfolio of Investments

	Number of Shares	Value
LONG POSITIONS—95.2%
COMMON STOCK—95.2%
Basic Industries—4.6%
AuRico Gold, Inc.	158,725	$806,830
Cambrex Corp. * †	253,020	3,481,555
Crown Holdings, Inc. * †	141,822	6,006,162
Graphic Packaging Holding Co. * †	896,224	6,891,962
Huntsman Corp. †	232,325	4,518,721
International Paper Co. †	100,760	4,650,074
KapStone Paper and Packaging Corp.	124,702	3,617,605
Owens-Illinois, Inc. * †	174,470	4,789,202
PH Glatfelter Co. †	117,310	2,901,076
Smurfit Kappa Group PLC *	323,090	5,417,168
Synthomer PLC	574,671	1,785,614
Yamana Gold, Inc.	97,475	1,124,862

		45,990,831

Capital Goods—14.8%
3M Co.	17,512	1,931,048
ABB Ltd. - Sponsored ADR	114,663	2,498,507
AGCO Corp. †	109,904	6,096,375
Babcock & Wilcox Co., (The) †	125,520	3,725,434
Carlisle Cos, Inc. †	54,605	3,571,713
CENTROTEC Sustainable AG	157,505	2,947,922
CNH Global NV †	46,220	2,003,637
Cubic Corp. †	84,432	4,018,963
Curtiss-Wright Corp. †	95,554	3,474,343
Dover Corp. †	38,149	2,985,159
EnPro Industries, Inc. * †	54,637	2,752,066
Fluor Corp. †	50,476	3,190,588
Foster Wheeler AG *	81,317	1,871,917
General Electric Co. †	134,372	3,133,555
Gibraltar Industries, Inc. * †	151,512	2,459,040
HB Fuller Co. †	109,452	4,549,920
Honeywell International, Inc. †	55,530	4,356,884
Hubbell, Inc., Class B †	26,460	2,657,378
Huntington Ingalls Industries, Inc. †	73,130	4,038,239
Joy Global, Inc. †	45,544	2,463,020
LB Foster Co., Class A †	87,443	3,874,599
Lockheed Martin Corp. †	41,897	4,433,960
Metso OYJ	84,068	3,256,163
Minerals Technologies, Inc. †	141,026	6,007,708

	Number of Shares	Value
Capital Goods—(continued)
MSC Industrial Direct Co., Inc., Class A	27,610	$2,282,519
Noritz Corp.	175,025	2,883,544
Northrop Grumman Corp. †	43,626	3,594,346
PACCAR, Inc. †	64,810	3,473,816
Parker Hannifin Corp. †	34,615	3,453,192
Precision Castparts Corp. †	16,210	3,467,643
Raytheon Co. †	52,735	3,514,260
Rexel SA	195,600	4,441,410
Rheinmetall AG	60,464	3,049,213
Smiths Group PLC	193,869	4,062,072
Stanley Black & Decker, Inc.	43,742	3,465,241
Textron, Inc. †	148,455	4,002,347
Timken Co.	80,900	4,591,884
Triumph Group, Inc. †	63,615	4,939,705
Tyco International Ltd. †	112,160	3,792,130
United Technologies Corp. †	45,169	4,286,538
Valmont Industries, Inc. †	21,166	3,224,217
WESCO International, Inc. * †	60,600	4,500,156

		149,322,371

Communications—5.1%
AVG Technologies NV *	155,082	2,827,145
Baidu, Inc. - Sponsored ADR * †	69,796	6,745,085
Comcast Corp., Class A †	120,044	4,819,767
Google, Inc., Class A * †	6,591	5,736,872
IAC/InterActive Corp. †	155,930	7,559,486
Liberty Global, Inc., Class A * †	46,080	3,396,096
Liberty Global, Inc., Class C * †	56,491	3,880,367
RigNet, Inc. * †	72,384	1,805,257
Sina Corp. *	64,940	3,747,038
Time Warner Cable, Inc. †	44,200	4,221,542
Vodafone Group PLC - Sponsored ADR †	48,315	1,398,719
Windstream Corp. †	257,755	2,069,773
Yahoo!, Inc. *	116,794	3,071,682

		51,278,829

Consumer Durables—4.7%
Aisin Seiki Co. Ltd.	113,700	4,233,119
Cie Generale des Etablissements Michelin	40,821	3,596,204
Harman International Industries, Inc. †	82,135	4,361,369
Hyundai Motor Co.	31,190	5,866,934

The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS	MAY 31, 2013 (unaudited)

ROBECO BOSTON PARTNERS LONG/SHORT RESEARCH FUND (continued)	Portfolio of Investments

	Number of Shares	Value
Consumer Durables—(continued)
Lear Corp. †	83,084	$4,983,378
LISI	16,505	1,812,723
Newell Rubbermaid, Inc. †	222,840	6,025,594
Samsung Electronics Co. Ltd.	5,426	7,387,083
Thor Industries, Inc. †	81,047	3,461,517
Tower International, Inc. *	49,681	939,468
TRW Automotive Holdings Corp. * †	79,424	5,031,510

		47,698,899

Consumer Non-Durables—4.3%
Activision Blizzard, Inc. †	477,015	6,883,326
British American Tobacco PLC	101,075	5,563,999
Constellation Brands, Inc., Class A * †	116,065	6,152,606
Electronic Arts, Inc. * †	106,370	2,445,446
Henkel AG & Co. KGaA	38,348	3,145,076
Ingredion, Inc. †	55,170	3,758,180
Johnson Outdoors, Inc., Class A *	52,641	1,302,865
Lorillard, Inc. †	92,180	3,912,119
Perfect World Co. Ltd. - Sponsored ADR †	137,110	2,115,607
Tyson Foods, Inc., Class A †	217,530	5,438,250
Unilever NV †	74,090	3,021,390

		43,738,864

Consumer Services—11.9%
Abercrombie & Fitch Co., Class A	66,599	3,335,278
Bed Bath & Beyond, Inc. * †	56,313	3,843,362
CBS Corp., Class B non-voting shares †	74,425	3,684,037
Ctrip.com International Ltd. - ADR * †	179,640	5,595,786
CVS Caremark Corp. †	75,133	4,326,158
Daily Mail & General Trust PLC, Class A	577,330	6,710,587
eBay, Inc. * †	86,160	4,661,256
EW Scripps Co., (The), Class A * †	220,565	3,010,712
Foot Locker, Inc. †	117,460	4,031,227
FTI Consulting, Inc. * †	109,480	4,159,145
Gannett Co., Inc. †	153,900	3,308,850
Global Sources Ltd. *	232,240	1,581,554
ITV PLC	1,844,000	3,673,149
Liberty Media Corp. * †	37,660	4,702,228
Macy’s, Inc. †	91,081	4,402,856

	Number of Shares	Value
Consumer Services—(continued)
Manpower, Inc. †	73,900	$4,232,253
McGraw-Hill Cos., Inc., (The) †	56,835	3,100,349
Moody’s Corp. †	64,845	4,308,302
Nordstrom, Inc. †	49,475	2,910,120
Odyssey Marine Exploration, Inc. * †	540,295	1,772,168
Omnicom Group, Inc. †	60,025	3,729,353
Robert Half International, Inc. †	114,435	3,977,761
Royal Caribbean Cruises Ltd.	67,770	2,372,628
Target Corp. †	57,910	4,024,745
Time Warner, Inc. †	79,065	4,615,024
Towers Watson & Co., Class A †	83,120	6,456,762
Travelzoo, Inc. *	47,840	1,374,922
ValueClick, Inc. *	97,830	2,576,842
Viacom, Inc., Class B †	74,775	4,926,925
Walt Disney Co., (The) †	70,515	4,448,086
WPP PLC	245,840	4,213,438

		120,065,863

Energy—9.9%
Cameron International Corp. * †	56,480	3,437,938
Canacol Energy Ltd. *	395,688	1,015,221
Canadian Natural Resources Ltd.	115,883	3,449,837
Diamondback Energy, Inc. *	60,698	2,049,771
Emerge Energy Services LP *	242,775	4,488,910
Energen Corp.	99,573	5,395,861
Ensco PLC, Class A	62,310	3,749,193
EOG Resources, Inc. †	69,215	8,935,656
Exxon Mobil Corp. †	104,013	9,410,056
Halliburton Co. †	192,880	8,072,028
Inpex Corp.	650	2,827,634
Kosmos Energy Ltd. * †	299,164	3,087,372
LyondellBasell Industries NV, Class A	69,655	4,642,506
Marathon Oil Corp. †	43,091	1,481,899
Marathon Petroleum Corp	17,732	1,462,890
Occidental Petroleum Corp. †	33,215	3,058,105
Phillips 66 †	120,985	8,053,971
Rosetta Resources, Inc. *	31,068	1,455,846
Royal Dutch Shell PLC - ADR	91,710	6,086,793
Schlumberger Ltd. †	57,820	4,222,595
SM Energy Co. †	48,424	2,936,431
Southwestern Energy Co. * †	212,430	8,006,487

The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS	MAY 31, 2013 (unaudited)

ROBECO BOSTON PARTNERS LONG/SHORT RESEARCH FUND (continued)	Portfolio of Investments

	Number of Shares	Value
Energy—(continued)
Weatherford International Ltd. *	172,229	$2,323,369

		99,650,369

Finance—15.9%
ACE Ltd. †	49,423	4,432,255
Axis Capital Holdings Ltd. †	99,940	4,353,386
Bank of America Corp. †	339,124	4,632,434
BB&T Corp. †	137,835	4,537,528
Berkshire Hathaway, Inc., Class B * †	38,200	4,357,474
Capital One Financial Corp. †	90,805	5,532,749
CapitalSource, Inc. †	298,740	2,811,143
Catlin Group Ltd.	360,575	2,755,742
Charles Schwab Corp., (The) †	227,905	4,526,193
Citigroup, Inc. †	164,586	8,556,826
Comerica, Inc. †	110,540	4,365,225
Discover Financial Services †	94,773	4,493,188
East West Bancorp, Inc. †	91,504	2,410,215
Everest Re Group Ltd. †	33,660	4,362,673
Fifth Third Bancorp †	354,350	6,449,170
First NBC Bank Holding Co. *	100,000	2,512,000
First Niagara Financial Group, Inc. †	242,565	2,369,860
Goldman Sachs Group, Inc., (The) †	29,915	4,848,623
Huntington Bancshares, Inc. †	603,330	4,675,808
JPMorgan Chase & Co. †	147,573	8,056,010
Marsh & McLennan Cos., Inc. †	90,965	3,640,419
MetLife, Inc. †	91,610	4,050,078
Morgan Stanley †	133,905	3,468,140
PNC Financial Services Group, Inc. †	54,625	3,913,335
Raymond James Financial, Inc. †	87,930	3,866,282
Regions Financial Corp. †	483,836	4,417,423
Reinsurance Group of America, Inc. †	61,588	4,058,033
SLM Corp.	43,213	1,025,877
Standard Chartered PLC	125,000	2,919,166
State Street Corp. †	75,646	5,006,252
Steel Excel, Inc. * †	29,325	791,775
SunTrust Banks, Inc. †	139,560	4,478,480
TD Ameritrade Holding Corp. †	199,020	4,665,029
Torchmark Corp. †	62,400	4,025,424
Travelers Cos., Inc., (The)	53,263	4,459,178

	Number of Shares	Value
Finance—(continued)
US Bancorp †	87,265	$3,059,511
Validus Holdings Ltd. †	111,506	4,026,482
Wells Fargo & Co. †	171,187	6,941,633

		159,851,019

Health Care—10.1%
Abbott Laboratories	66,564	2,440,902
AbbVie, Inc. †	67,796	2,894,211
AmerisourceBergen Corp. †	63,410	3,429,213
Amgen, Inc. †	38,564	3,876,839
AstraZeneca PLC - Sponsored ADR	39,423	2,020,429
Cardinal Health, Inc. †	84,835	3,983,852
CareFusion Corp. * †	112,949	4,150,876
Chemed Corp. †	51,475	3,604,279
CIGNA Corp. †	66,830	4,537,757
Covidien PLC †	62,207	3,956,365
DaVita HealthCare Partners, Inc. * †	27,719	3,439,096
Endo Health Solutions, Inc. * †	112,980	4,101,174
Express Scripts Holding Co. * †	75,620	4,697,514
Hologic, Inc. * †	221,337	4,592,743
Hospira, Inc. *	42,409	1,470,744
Humana, Inc. †	57,565	4,650,101
ICON PLC *	54,216	1,861,777
Integra LifeSciences Holdings Corp. * †	70,400	2,667,456
Johnson & Johnson †	41,332	3,479,328
McKesson Corp. †	39,320	4,476,975
Omnicare, Inc. †	95,290	4,386,199
Omnicell, Inc. * †	120,402	2,182,888
Orthofix International NV *	41,502	1,147,115
Pfizer, Inc. †	101,763	2,771,006
Roche Holding AG - Sponsored ADR †	48,851	3,045,371
Sanofi - ADR	75,786	4,023,479
Stryker Corp. †	37,606	2,496,662
Teleflex, Inc.	51,669	4,047,233
UnitedHealth Group, Inc. †	71,535	4,480,237
Universal Health Services, Inc., Class B †	37,205	2,572,354

		101,484,175

Real Estate Investment Trusts—0.5%
Aviv REIT, Inc.	29,999	777,574
Boston Properties, Inc. †	22,303	2,377,054

The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS	MAY 31, 2013 (unaudited)

ROBECO BOSTON PARTNERS LONG/SHORT RESEARCH FUND (continued)	Portfolio of Investments

	Number of Shares	Value
Real Estate Investment Trusts—(continued)
Equity Residential	41,741	$2,360,454

		5,515,082

Technology—12.4%
Alliance Data Systems Corp. * †	10,892	1,928,864
Amdocs Ltd. †	94,810	3,384,717
Analog Devices, Inc. †	91,991	4,225,147
Apple, Inc. †	5,295	2,381,056
Arrow Electronics, Inc. * †	124,857	4,964,314
Avnet, Inc. * †	169,980	5,806,517
CA, Inc. †	201,468	5,502,091
CACI International, Inc., Class A * †	30,485	1,955,308
Cisco Systems, Inc. †	214,810	5,172,625
EMC Corp. * †	245,497	6,078,506
Flextronics International Ltd. * †	815,254	6,081,795
Harris Corp.	30,000	1,503,900
LSI Corp. * †	843,725	6,243,565
Microsoft Corp. †	181,700	6,337,696
NetApp, Inc.	148,327	5,566,712
NVIDIA Corp. †	328,825	4,764,674
ON Semiconductor Corp. *	862,984	7,387,143
Oracle Corp. †	159,582	5,387,488
QUALCOMM, Inc. †	65,530	4,159,844
Seagate Technology PLC †	103,015	4,437,886
Symantec Corp. †	308,008	6,896,299
TE Connectivity Ltd. †	45,680	2,027,735
Texas Instruments, Inc. †	126,500	4,540,085
VeriFone Systems, Inc. * †	127,771	2,980,897
Western Digital Corp. †	126,715	8,023,594
WEX, Inc. * †	53,750	3,970,513
Xerox Corp. †	393,883	3,462,232

		125,171,203

Transportation—0.5%
Norfolk Southern Corp. †	43,565	3,336,643
United Parcel Service, Inc., Class B †	22,905	1,967,540

		5,304,183

	Number of Shares	Value
Utilities—0.5%
AES Corp. †	384,998	$4,696,976

		4,696,976

TOTAL COMMON STOCK—95.2% (Cost $843,690,089)		959,768,664

TOTAL LONG POSITIONS—95.2% (Cost $843,690,089)		959,768,664

SECURITIES SOLD SHORT—(49.3%)
COMMON STOCK—(49.3%)
Basic Industries—(2.1%)
Aptargroup, Inc.	(52,380)	(2,970,994)
Arkema SA	(9,719)	(1,006,032)
Earth Chemical Co. Ltd.	(23,720)	(795,743)
EI Du Pont de Nemours & Co.	(52,507)	(2,929,365)
Fibria Celulose SA - Sponsored ADR *	(134,703)	(1,479,039)
Lanxess AG	(27,379)	(2,048,674)
Resolute Forest Products *	(93,351)	(1,420,802)
Solvay SA	(7,578)	(1,098,218)
Texas Industries, Inc. *	(26,169)	(1,868,728)
US Silica Holdings, Inc.	(60,000)	(1,325,400)
Wausau Paper Corp.	(260,723)	(3,045,245)
Westlake Chemical Corp.	(10,065)	(940,071)

		(20,928,311)

Capital Goods—(5.8%)
AAON, Inc.	(20,775)	(690,561)
Acuity Brands, Inc.	(39,845)	(2,991,164)
Alstom SA	(91,686)	(3,470,788)
Altra Holdings, Inc.	(47,915)	(1,380,431)
Boral Ltd.	(451,268)	(1,969,396)
Briggs & Stratton Corp.	(141,902)	(3,320,507)
Builders FirstSource, Inc. *	(399,760)	(2,694,382)
Caterpillar, Inc.	(28,205)	(2,419,989)
Fastenal Co.	(38,500)	(2,008,930)
Federal Signal Corp. *	(151,280)	(1,326,726)
Interface, Inc.	(144,440)	(2,426,592)
James Hardie Industries PLC	(148,990)	(1,420,202)
Kubota Corp.	(94,000)	(1,403,614)
Manitex International, Inc. *	(87,630)	(950,786)
Manitowoc Co., Inc., (The)	(181,920)	(3,822,139)
Mitsubishi Electric Corp.	(254,000)	(2,470,340)
Olin Corp.	(73,070)	(1,821,635)
Oshkosh Corp. *	(32,000)	(1,274,240)
Raven Industries, Inc.	(105,615)	(3,199,078)

The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS	MAY 31, 2013 (unaudited)

ROBECO BOSTON PARTNERS LONG/SHORT RESEARCH FUND (continued)	Portfolio of Investments

	Number of Shares	Value
Capital Goods—(continued)
Roper Industries, Inc.	(13,217)	$(1,641,816)
SGL Carbon SE	(26,538)	(983,215)
Simpson Manufacturing Co., Inc.	(97,510)	(2,854,118)
Sun Hydraulics Corp.	(58,720)	(1,905,464)
Taiheiyo Cement Corp.	(495,785)	(1,465,812)
Trex Co., Inc. *	(53,290)	(2,961,325)
USG Corp. *	(56,070)	(1,532,393)
Vulcan Materials Co.	(41,042)	(2,199,030)
Weichai Power Co. Ltd., Class H	(616,000)	(2,277,484)

		(58,882,157)

Communications—(4.6%)
America Movil SAB de CV, Series L - ADR	(108,975)	(2,169,692)
Angie’s List, Inc. *	(135,440)	(3,177,422)
AOL, Inc. *	(54,300)	(1,882,038)
Belgacom SA	(89,520)	(2,011,751)
CenturyLink, Inc.	(54,140)	(1,848,881)
Cogent Communications Group, Inc.	(97,530)	(2,681,100)
Equinix, Inc. *	(12,326)	(2,497,741)
France Telecom SA	(241,025)	(2,456,990)
Internap Network Services Corp. *	(176,210)	(1,406,156)
Level 3 Communications, Inc. *	(110,783)	(2,374,080)
LinkedIn Corp., Class A *	(23,410)	(3,921,877)
Millicom International Cellular SA - SDR	(41,345)	(3,317,787)
NII Holdings, Inc. *	(264,174)	(2,036,782)
Shutterfly, Inc. *	(33,260)	(1,621,092)
Shutterstock, Inc. *	(74,109)	(3,508,320)
Telefonica SA - Sponsored ADR	(144,595)	(1,973,722)
Verizon Communications, Inc.	(30,959)	(1,500,892)
Yelp, Inc. *	(70,880)	(2,112,933)
YY, Inc. ADR *	(130,210)	(3,731,819)

		(46,231,075)

Consumer Durables—(1.2%)
Accuride Corp. *	(418,285)	(2,141,619)
American Axle & Manaufacturing Holdings, Inc. *	(222,815)	(3,963,879)
Electrolux AB - Series B	(103,260)	(2,803,136)
KB Home	(81,105)	(1,797,287)
Modine Manufacturing Co. *	(122,575)	(1,256,394)

		(11,962,315)

Consumer Non-Durables—(3.3%)
Annie’s, Inc. *	(61,525)	(2,393,938)

	Number of Shares	Value
Consumer Non-Durables—(continued)
Clorox Co., (The)	(33,735)	$(2,802,704)
Columbia Sportswear Co.	(40,268)	(2,424,939)
Giant Interactive Group, Inc.	(293,820)	(2,485,717)
Hillshire Brands Co.	(72,236)	(2,502,255)
Huabao International Holdings Ltd.	(5,407,000)	(2,375,218)
Kimberly-Clark Corp.	(26,720)	(2,587,298)
Quiksilver, Inc. *	(510,510)	(4,017,714)
Snyders-Lance, Inc.	(104,606)	(2,711,388)
Tootsie Roll Industries, Inc.	(71,792)	(2,255,705)
Under Armour, Inc., Class A *	(65,240)	(4,044,880)
Wolverine World Wide, Inc.	(50,136)	(2,624,620)

		(33,226,376)

Consumer Services—(9.3%)
Acxiom Corp. *	(112,055)	(2,464,089)
ADT Corp., (The)	(64,785)	(2,629,623)
AutoNation, Inc. *	(43,315)	(2,006,784)
BJ’s Restaurants, Inc. *	(93,560)	(3,512,242)
Blue Nile, Inc. *	(93,459)	(3,323,402)
Caesars Entertainment Corp. *	(119,930)	(1,737,786)
Chipotle Mexican Grill, Inc. *	(9,215)	(3,326,615)
Concur Technologies, Inc. *	(41,685)	(3,365,230)
Darden Restaurants, Inc.	(71,935)	(3,726,233)
Destination XL Group, Inc. *	(423,485)	(2,100,486)
E-Commerce China Dangdang, Inc. - Sponsored ADR *	(394,717)	(2,534,083)
Family Dollar Stores, Inc.	(52,420)	(3,205,483)
Hennes & Mauritz AB, Class B	(94,260)	(3,244,775)
IHS, Inc., Class A *	(27,905)	(2,933,653)
Lululemon Athletica, Inc. *	(49,005)	(3,813,079)
Mediaset SpA *	(674,620)	(2,130,711)
Monro Muffler Brake, Inc.	(78,435)	(3,688,014)
Morningstar, Inc. *	(38,680)	(2,660,410)
Mothercare PLC	(441,943)	(2,348,545)
MSCI, Inc. *	(74,490)	(2,625,028)
Netflix, Inc. *	(14,670)	(3,319,088)
Penske Automotive Group, Inc.	(52,933)	(1,699,679)
Ritchie Bros Auctioneers, Inc.	(143,035)	(2,960,824)
Rollins, Inc.	(117,376)	(2,964,918)
Sally Beauty Holdings, Inc. *	(109,833)	(3,361,988)
Sonic Automotive, Inc., Class A	(45,074)	(1,026,335)
Sysco Corp.	(94,865)	(3,206,437)

The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS	MAY 31, 2013 (unaudited)

ROBECO BOSTON PARTNERS LONG/SHORT RESEARCH FUND (continued)	Portfolio of Investments

	Number of Shares	Value
Consumer Services—(continued)
Ultimate Software Group, Inc. *	(29,520)	$(3,285,576)
United Natural Foods, Inc. *	(63,880)	(3,380,530)
Vitacost.com, Inc. *	(158,720)	(1,298,330)
Weight Watchers International, Inc.	(55,090)	(2,525,877)
Wendy’s Co., (The)	(657,825)	(3,914,059)
Youku.com, Inc. - ADR *	(166,048)	(3,395,682)

		(93,715,594)

Energy—(3.9%)
Approach Resources, Inc. *	(94,490)	(2,380,203)
Atwood Oceanics, Inc. *	(52,310)	(2,746,798)
Baytex Energy Corp.	(37,181)	(1,411,569)
Carrizo Oil & Gas, Inc. *	(48,165)	(1,235,914)
Chesapeake Energy Corp.	(131,300)	(2,867,592)
Comstock Resources, Inc.	(112,695)	(1,817,770)
ConocoPhillips	(55,625)	(3,412,038)
Continental Resources, Inc. *	(22,589)	(1,832,645)
Crescent Point Energy Corp.	(62,735)	(2,271,591)
Encana Corp.	(148,000)	(2,816,440)
FMC Technologies, Inc. *	(37,755)	(2,101,443)
Goodrich Petroleum Corp. *	(70,608)	(886,836)
Laredo Petroleum Holdings, Inc. *	(48,684)	(942,522)
Neste Oil OYJ	(155,390)	(2,280,217)
Oasis Petroleum, Inc. *	(38,000)	(1,412,080)
Ocean Rig UDW, Inc. *	(55,000)	(957,550)
Patterson-UTI Energy, Inc.	(39,040)	(820,230)
Petrominerales Ltd.	(100,000)	(590,306)
Range Resources Corp.	(13,154)	(988,918)
RPC, Inc.	(176,595)	(2,223,331)
Subsea 7 SA	(67,408)	(1,494,344)
Technip SA	(13,273)	(1,482,426)
Tullow Oil PLC	(48,000)	(762,136)

		(39,734,899)

Exchange Traded Funds—(0.5%)
United States Oil Fund LP *	(161,178)	(5,256,015)

		(5,256,015)

Finance—(4.6%)
1st United Bancorp, Inc.	(207,263)	(1,326,483)
Aviva PLC	(158,145)	(802,078)
Bank of Kyoto Ltd., (The)	(118,826)	(978,240)
Cardinal Financial Corp.	(85,500)	(1,294,470)
Chugoku Bank Ltd., (The)	(72,144)	(998,978)
Commonwealth Bank of Australia	(26,276)	(1,681,355)
Community Bank System, Inc.	(78,900)	(2,316,504)

	Number of Shares	Value
Finance—(continued)
CVB Financial Corp.	(196,294)	$(2,251,492)
First Financial Bankshares, Inc.	(44,240)	(2,433,200)
Glacier Bancorp, Inc.	(95,480)	(1,856,131)
Greenhill & Co., Inc.	(46,030)	(2,292,754)
Mizuho Financial Group, Inc.	(505,011)	(980,311)
Northern Trust Corp.	(40,515)	(2,355,947)
Signature Bank *	(30,690)	(2,368,654)
Storebrand ASA *	(312,140)	(1,483,405)
TCF Financial Corp.	(169,005)	(2,433,672)
Tompkins Financial Corp.	(40,571)	(1,685,319)
TrustCo Bank Corp.	(408,530)	(2,283,683)
Trustmark Corp.	(81,111)	(2,067,519)
UMB Financial Corp.	(43,601)	(2,314,777)
United Bankshares, Inc.	(85,640)	(2,227,496)
Valley National Bancorp	(262,524)	(2,446,724)
Westamerica Bancorporation	(72,062)	(3,244,952)
World Acceptance Corp. *	(23,385)	(2,159,839)

		(46,283,983)

Health Care—(2.1%)
ABIOMED, Inc. *	(78,389)	(1,690,851)
Ariad Pharmaceuticals, Inc. *	(67,514)	(1,238,207)
athenahealth, Inc. *	(45,230)	(3,824,196)
Elekta AB, B Shares	(120,604)	(1,840,921)
HeartWare International, Inc. *	(12,851)	(1,172,911)
IDEXX Laboratories, Inc. *	(15,234)	(1,255,891)
Orion OYJ, Class B	(20,840)	(516,273)
Perrigo Co.	(13,225)	(1,532,910)
ResMed, Inc.	(45,568)	(2,187,264)
Seattle Genetics, Inc. *	(36,197)	(1,242,281)
Spectrum Pharmaceuticals, Inc.	(116,893)	(959,692)
Stericycle, Inc. *	(29,485)	(3,236,274)

		(20,697,671)

Real Estate Investment Trusts—(0.7%)
CBL & Associates Properties, Inc.	(85,873)	(1,974,220)
Mack-Cali Realty Corp.	(66,775)	(1,769,537)
Omega Healthcare Investors, Inc.	(105,241)	(3,410,861)

		(7,154,618)

Technology—(8.4%)
ADTRAN, Inc.	(121,845)	(2,817,056)
Aspen Technology, Inc. *	(47,992)	(1,469,515)
AZZ, Inc.	(48,701)	(2,020,117)
Blackbaud, Inc.	(131,823)	(3,999,510)
Ciena Corp. *	(119,565)	(2,001,518)
Cirrus Logic, Inc. *	(43,243)	(789,185)

The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS	MAY 31, 2013 (unaudited)

ROBECO BOSTON PARTNERS LONG/SHORT RESEARCH FUND (continued)	Portfolio of Investments

	Number of Shares	Value
Technology—(continued)
Cypress Semiconductor Corp. *	(294,485)	$(3,310,011)
Dassault Systemes SA	(29,206)	(3,682,162)
Finisar Corp. *	(150,649)	(1,973,502)
Fuji Electric Co. Ltd.	(736,000)	(2,469,086)
Generac Holdings, Inc.	(64,704)	(2,620,512)
Hittite Microwave Corp. *	(62,975)	(3,418,283)
Infinera Corp. *	(200,880)	(2,115,266)
Infosys Technologies Ltd. - Sponsored ADR	(74,265)	(3,100,564)
International Rectifier Corp. *	(158,777)	(3,489,918)
Itron, Inc. *	(79,828)	(3,352,776)
Jive Software, Inc. *	(210,500)	(3,557,450)
Methode Electronics, Inc.	(102,621)	(1,614,228)
National Instruments Corp.	(139,585)	(3,964,214)
NetSuite, Inc. *	(36,446)	(3,192,670)
Nokia OYJ – Sponsored ADR	(476,060)	(1,637,646)
Red Hat, Inc. *	(68,217)	(3,290,106)
Research In Motion Ltd. *	(67,240)	(937,998)
Salesforce.com, Inc. *	(88,912)	(3,763,645)
ServiceSource International, Inc. *	(391,484)	(3,190,595)
Skyworks Solutions, Inc. *	(88,422)	(2,109,749)
Tyler Technologies, Inc. *	(35,045)	(2,418,455)
ViaSat, Inc. *	(55,173)	(3,865,420)
VMware, Inc., Class A *	(22,872)	(1,626,657)
Wipro Ltd. - ADR	(512,168)	(3,907,839)
Zumtobel AG	(260,893)	(3,263,112)

		(84,968,765)

Transportation—(1.3%)
Hub Group, Inc., Class A *	(63,080)	(2,290,435)
J.B. Hunt Transport Services, Inc.	(32,690)	(2,407,945)
Kansas City Southern	(19,990)	(2,212,893)
Keikyu Corp.	(189,220)	(1,634,990)
Old Dominion Freight Line, Inc. *	(54,815)	(2,360,334)
Panalpina Welttransport Holding AG, Registered Shares	(20,520)	(2,052,536)

		(12,959,133)

Utilities—(1.5%)
Dominion Resources, Inc.	(52,683)	(2,979,224)
NiSource, Inc.	(121,334)	(3,485,926)
Oneok, Inc.	(28,555)	(1,288,973)
Ormat Technologies, Inc.	(43,140)	(984,455)
Pepco Holdings, Inc.	(166,460)	(3,457,374)

	Number of Contracts	Value
Utilities—(continued)
TECO Energy, Inc.	(170,215)	$(2,997,486)

		(15,193,438)

TOTAL COMMON STOCK (Proceeds $454,980,464)		(497,194,350)

TOTAL SECURITIES SOLD SHORT —(49.3%) (Proceeds $454,980,464)		(497,194,350)

OPTIONS WRITTEN††—(0.1%)
Cameron International Corp. Call Option
Expires 01/14/18
Strike Price $65	(500)	(217,500)
Southwestern Energy Co. Call Options
Expires 01/18/14
Strike Price $40	(1,700)	(501,500)

TOTAL OPTIONS WRITTEN (Premiums received $(786,500))		(719,000)

OTHER ASSETS IN EXCESS OF LIABILITIES—54.2%		546,701,637

NET ASSETS—100.0%		$1,008,556,951

ADR	—	American Depositary Receipt
PLC	—	Public Limited Company
REIT	—	Real Estate Investment Trust
SDR	—	Swedish Depositary Receipt
*	—	Non-income producing.
†	—	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
††	—	Primary risk exposure is equity contracts.
**	—	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$843,690,089

Gross unrealized appreciation	121,830,894
Gross unrealized depreciation	(5,752,319)

Net unrealized appreciation	$116,078,575

The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS	MAY 31, 2013 (unaudited)

ROBECO BOSTON PARTNERS LONG/SHORT RESEARCH FUND (concluded)	Portfolio of Investments

A summary of the inputs used to value the Fund’s investments as of May 31, 2013 is as follows (see Notes to Portfolio of Investments):

	Total Value as of May 31, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investment in securities *	$959,768,664	$959,768,664	$—	$—

Total Assets	$959,768,664	$959,768,664	$—	$—

	Total Value as of May 31, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities Sold Short *	$(497,194,350)	$(497,194,350)	$—	$—
Options Written
Equity Contracts *	(719,000)	—	(719,000)	—

Total Liabilities	$(497,913,350)	$(497,194,350)	$(719,000)	$—

*	See Portfolio of Investments detail for country and security type breakout

The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS	MAY 31, 2013 (unaudited)

ROBECO BOSTON PARTNERS ALL-CAP VALUE FUND	Portfolio of Investments

	Number of Shares	Value
COMMON STOCK—97.1%
Capital Goods—6.4%
Actuant Corp., Class A	53,315	$1,812,710
Cubic Corp.	19,765	940,814
Dover Corp.	81,490	6,376,592
Fluor Corp.	29,288	1,851,294
Foster Wheeler AG *	44,170	1,016,793
Huntington Ingalls Industries, Inc.	27,025	1,492,320
Illinois Tool Works, Inc.	48,660	3,412,526
Masco Corp.	108,390	2,278,358
MRC Global, Inc. *	31,230	886,620
Parker Hannifin Corp.	41,592	4,149,218
Stanley Black & Decker, Inc.	26,205	2,075,960
Textron, Inc.	41,600	1,121,536
Timken Co.	23,200	1,316,832

		28,731,573

Communications—2.0%
IAC/InterActive Corp.	68,340	3,313,123
Vodafone Group PLC - Sponsored ADR	188,808	5,465,992

		8,779,115

Consumer Durables—2.6%
Lear Corp.	92,208	5,530,636
Newell Rubbermaid, Inc.	92,615	2,504,310
Thor Industries, Inc.	73,195	3,126,158
Tower International, Inc. *	27,013	510,816

		11,671,920

Consumer Non-Durables—4.6%
Brunswick Corp.	99,865	3,352,468
Electronic Arts, Inc. *	273,333	6,283,926
Jones Group, Inc., (The)	154,385	2,249,389
Mattel, Inc.	51,640	2,310,890
PepsiCo, Inc.	51,810	4,184,694
Tyson Foods, Inc., Class A	88,160	2,204,000

		20,585,367

Consumer Services—13.5%
CBS Corp., Class B non-voting shares	55,433	2,743,933
CEC Entertainment, Inc.	12,210	489,010
eBay, Inc. *	57,410	3,105,881
Equifax, Inc.	33,960	2,068,164
Foot Locker, Inc.	62,360	2,140,195
FTI Consulting, Inc. *	38,734	1,471,505

	Number of Shares	Value
Consumer Services—(continued)
Interpublic Group of Cos., Inc., (The)	233,045	$3,313,900
Kohl’s Corp.	112,586	5,788,046
Korn/Ferry International *	52,801	924,017
Macy’s, Inc.	81,660	3,947,444
Manpower, Inc.	77,570	4,442,434
Men’s Wearhouse, Inc., (The)	33,120	1,198,944
Omnicom Group, Inc.	110,935	6,892,392
Staples, Inc.	71,705	1,075,575
Target Corp.	108,505	7,541,098
Towers Watson & Co., Class A	46,850	3,639,308
Viacom, Inc., Class B	73,560	4,846,868
Walt Disney Co., (The)	68,150	4,298,902

		59,927,616

Energy—8.8%
Cameron International Corp. *	19,910	1,211,922
Canadian Natural Resources Ltd.	43,950	1,308,392
Chevron Corp.	39,295	4,823,461
EOG Resources, Inc.	31,245	4,033,729
Exxon Mobil Corp.	80,925	7,321,285
Halliburton Co.	107,500	4,498,875
Occidental Petroleum Corp.	81,260	7,481,608
Phillips 66	43,555	2,899,456
Royal Dutch Shell PLC - ADR	73,715	4,892,465
Weatherford International Ltd. (Switzerland) *	47,091	635,258

		39,106,451

Finance—26.8%
ACE Ltd.	28,320	2,539,738
Alleghany Corp. *	6,087	2,373,930
American International Group, Inc. *	107,770	4,791,454
Axis Capital Holdings Ltd.	92,580	4,032,785
BB&T Corp.	188,140	6,193,569
Bond Street Holdings, Inc., Class A 144A * ‡	50,936	687,636
Bond Street Holdings, Inc., Class B 144A * ‡	12,734	171,909
Capital One Financial Corp.	148,500	9,048,105
Citigroup, Inc. #	186,262	9,683,761
Federated Investors, Inc., Class B (a)	77,625	2,147,884
Fifth Third Bancorp	197,440	3,593,408

The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS	MAY 31, 2013 (unaudited)

ROBECO BOSTON PARTNERS ALL-CAP VALUE FUND (continued)	Portfolio of Investments

	Number of Shares	Value
Finance—(continued)
First Southern Bancorp, Inc. Class B * ‡	17,550	$81,607
Huntington Bancshares, Inc.	388,510	3,010,952
J.G. Wentworth, Inc. * ‡ ±	—	0
JPMorgan Chase & Co.	299,675	16,359,258
Loews Corp.	126,864	5,812,908
MetLife, Inc.	126,415	5,588,807
NBH Holdings Corp., Class A	106,310	1,928,463
Peoples Choice Financial Corp. 144A * ‡	1,465	0
Prudential Financial, Inc.	72,750	5,017,568
Raymond James Financial, Inc.	54,290	2,387,131
SLM Corp.	209,785	4,980,296
Solar Cayman Ltd. 144A * ‡	19,375	0
State Street Corp.	105,760	6,999,197
THL Credit, Inc.	4,485	68,037
Torchmark Corp.	56,990	3,676,425
Travelers Cos., Inc., (The)	59,565	4,986,782
Validus Holdings Ltd.	131,514	4,748,971
Wells Fargo & Co.	175,700	7,124,635
White Mountains Insurance Group Ltd.	2,345	1,386,294

		119,421,510

Health Care—17.5%
AbbVie, Inc.	56,870	2,427,780
Allscripts Healthcare Solutions, Inc. *	110,295	1,527,586
Amgen, Inc.	125,705	12,637,124
Cardinal Health, Inc.	53,870	2,529,735
CareFusion Corp. *	66,805	2,455,084
Covidien PLC	86,165	5,480,094
Endo Health Solutions, Inc. *	59,500	2,159,850
Express Scripts Holding Co. *	35,540	2,207,745
Humana, Inc.	18,960	1,531,589
Integra LifeSciences Holdings Corp. *	20,707	784,588
Johnson & Johnson	106,095	8,931,077
McKesson Corp.	51,025	5,809,706
Medtronic, Inc.	47,510	2,423,485
Pfizer, Inc.	442,581	12,051,481
Sanofi - ADR	152,420	8,091,978
UnitedHealth Group, Inc.	68,160	4,268,861

	Number of Shares	Value
Health Care—(continued)
WellPoint, Inc.	32,135	$2,473,431

		77,791,194

Real Estate Investment Trusts—0.5%
Ashford Hospitality Trust, Inc.	44,460	587,317
Colony Financial, Inc.	46,250	1,024,438
Terreno Realty Corp.	33,325	634,175
TMST, Inc. ‡	191,097	0

		2,245,930

Technology—14.4%
Amdocs Ltd.	58,230	2,078,811
Arrow Electronics, Inc. *	75,172	2,988,839
Avnet, Inc. *	92,877	3,172,678
BancTec, Inc. 144A * ‡	14,327	24,356
CA, Inc.	157,745	4,308,016
Cisco Systems, Inc.	360,325	8,676,626
EMC Corp.	184,900	4,578,124
Flextronics International Ltd. *	676,001	5,042,967
International Business Machines Corp.	17,995	3,743,320
Lexmark International, Inc., Class A (a)	50,205	1,531,755
LSI Corp. *	163,505	1,209,937
Microsemi Corp. *	49,985	1,096,171
Microsoft Corp.	266,025	9,278,952
NVIDIA Corp.	82,865	1,200,714
ON Semiconductor Corp. *	353,540	3,026,302
Seagate Technology PLC	57,900	2,494,332
TE Connectivity Ltd.	112,190	4,980,114
Vishay Intertechnology, Inc. *	213,150	3,103,464
WEX, Inc. *	24,765	1,829,391

		64,364,869

TOTAL COMMON STOCK (Cost $334,734,365)		432,625,545

PREFERRED STOCK—0.0%
Finance—0.0%
First Southern Bancorp, Inc., 5.000% ‡	30	31,736

TOTAL PREFERRED STOCK (Cost $30,000)		31,736

The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS	MAY 31, 2013 (unaudited)

ROBECO BOSTON PARTNERS ALL-CAP VALUE FUND (continued)	Portfolio of Investments

	Number of Contracts	Value
SECURITIES LENDING COLLATERAL—0.9%
BlackRock Liquidity Fund	3,803,036	$3,803,036

TOTAL SECURITIES LENDING COLLATERAL (Cost $3,803,036)		3,803,036

TOTAL INVESTMENTS—98.0% (Cost $338,567,401)		436,460,317

OPTIONS WRITTEN—(0.1%)
Citigroup, Inc. Call Options
Expires 01/18/14
Strike Price $50	(849)	(494,967)

TOTAL OPTIONS WRITTEN (Premiums received $143,481)		(494,967)

OTHER ASSETS IN EXCESS OF LIABILITIES—2.1%		9,404,346

NET ASSETS—100.0%		$445,369,696

ADR	—	American Depositary Receipt
PLC	—	Public Limited Company
144A	—	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. As of May 31, 2013, these securities amounted to $883,901 or 0.2% of net assets. These 144A securities have not been deemed illiquid.
*	—	Non-income producing.
‡	—	Security has been valued at fair market value as determined in good faith by or under the direction of The RBB Fund, Inc.’s Board of Directors. As of May 31, 2013, these securities amounted to $997,244 or 0.2% of net assets.
±	—	Total shares owned by the Fund as of May 31, 2013 were less than one share.
#	—	Security segregated as collateral for options written.
(a)	—	All or a portion of the security is on loan. At May 31, 2013, the market value of securities on loan was $3,679,639.
††	—	Primary risk exposure is equity contracts.
**	—	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$338,567,401
Gross unrealized appreciation	99,686,566
Gross unrealized depreciation	(1,793,650)

Net unrealized appreciation	$97,892,916

The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS	MAY 31, 2013 (unaudited)

ROBECO BOSTON PARTNERS ALL-CAP VALUE FUND (concluded)	Portfolio of Investments

A summary of the inputs used to value the Fund’s investments as of May 31, 2013 is as follows (see Notes to Portfolio of Investments):

	Total Value as of May 31, 2013		Level 1 Quoted Price		Level 2 Significant Observable Inputs		Level 3 Significant Unobservable Inputs
Common Stock
Capital Goods	$28,731,573	$	28,731,573	$	—	$	—
Communications	8,779,115		8,779,115		—		—
Consumer Durables	11,671,920		11,671,920		—		—
Consumer Non-Durables	20,585,367		20,585,367		—		—
Consumer Services	59,927,616		59,927,616		—		—
Energy	39,106,451		39,106,451		—		—
Finance	119,421,510		118,480,358		—		941,152
Health Care	77,791,194		77,791,194		—		—
Real Estate Investment Trusts	2,245,930		2,245,930		—		—
Technology	64,364,869		64,340,513		—		24,356
Preferred Stocks	31,736		—		—		31,736
Securities Lending Collateral	3,803,036		3,803,036		—		—

Total Assets	$436,460,317	$	435,463,073	$	—	$	997,244

	Total Value as of May 31, 2013		Level 1 Quoted Price		Level 2 Significant Observable Inputs		Level 3 Significant Unobservable Inputs
Options Written
Equity Contracts	$(494,967)	$	—	$	(494,967)	$	—

Total Liabilities	$(494,967)	$	—	$	(494,967)	$	—

The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS	MAY 31, 2013 (unaudited)

ROBECO WPG SMALL/MICRO CAP VALUE FUND	Portfolio of Investments

	Number of Shares	Value
COMMON STOCK—93.1%
Basic Industries—3.3%
GrafTech International Ltd. *(a)	31,700	$265,963
GSE Holding, Inc. *	76,600	489,474
Horsehead Holding Corp. *	16,000	184,160
TMS International Corp.,Class A	34,900	529,433

		1,469,030

Capital Goods—6.5%
Blount International, Inc. *	7,700	103,334
Flow International Corp. *	61,300	243,361
Global Power Equipment Group, Inc.	26,100	414,990
Globe Specialty Metals, Inc.	6,700	82,209
Great Lakes Dredge & Dock Corp.	65,100	540,330
LSB Industries, Inc. *	5,300	178,981
Orion Marine Group, Inc. *	28,400	341,084
Tutor Perini Corp. *	33,300	616,716
Wabash National Corp. *	36,400	382,200

		2,903,205

Consumer Durables—2.8%
Libbey, Inc. *	58,700	1,242,092

Consumer Non-Durables—3.4%
Chiquita Brands International, Inc. *	72,900	736,290
Dole Food Co., Inc. *	17,600	166,672
Jones Group, Inc., (The)	19,900	289,943
Matthews International Corp., Class A	8,700	333,645

		1,526,550

Consumer Services—13.0%
ABM Industries, Inc.	13,400	324,012
ACCO Brands Corp. *	26,000	185,900
America’s Car-Mart, Inc. *	2,100	94,689
Big Lots, Inc. *	7,300	248,565
Bravo Brio Restaurant Group, Inc. *	12,600	226,800
Brink’s Co., (The)	21,300	571,479
Destination XL Group, Inc. *	45,900	227,664
FTI Consulting, Inc. *	18,000	683,820
ICF International, Inc. *	19,400	584,910
Ignite Restaurant Group, Inc. *	14,100	258,030

	Number of Shares	Value
Consumer Services—(continued)
K12, Inc. *	9,100	$270,452
MDC Partners, Inc., Class A	61,200	1,078,956
Navigant Consulting, Inc. *	19,500	257,010
Nutrisystem, Inc.	21,900	197,757
Pitney Bowes, Inc. (a)	15,600	229,008
PRGX Global, Inc. *	55,200	302,496
Titan Machinery, Inc. *(a)	2,100	43,071

		5,784,619

Energy—3.2%
Approach Resources, Inc. *(a)	26,100	657,459
Bill Barrett Corp. *(a)	17,300	390,461
Comstock Resources, Inc.	13,300	214,529
EPL Oil & Gas, Inc. *	4,700	143,115
W&T Offshore, Inc.	2,200	32,428

		1,437,992

Finance—28.6%
A.B. Watley Group, Inc. *	93,855	155
American Capital Mortgage Investment Corp.	10,400	219,128
American Equity Investment Life Holding Co.	35,900	581,580
BancorpSouth, Inc.	49,000	840,840
Central Pacific Financial Corp. *	34,700	636,398
CNO Financial Group, Inc.	103,300	1,274,722
Customers Bancorp Inc *	9,900	169,983
Employers Holdings, Inc.	16,700	413,158
FBR & Co. *	31,195	754,919
First Midwest Bancorp, Inc.	23,200	305,312
FXCM, Inc., Class A	15,200	210,824
Great American Group, Inc. *	48,590	18,003
Hanover Insurance Group, Inc., (The)	5,500	276,265
Home Loan Servicing Solutions Ltd.	16,400	374,576
LiqTech International, Inc. *	21,220	69,602
Maiden Holdings Ltd.	67,700	723,036
Meadowbrook Insurance Group, Inc.	152,600	1,223,852
Nelnet, Inc., Class A	17,300	675,738
Northfield Bancorp, Inc. (a)	42,032	481,686
Ocwen Financial Corp. *	19,300	825,654
OmniAmerican Bancorp, Inc. *	8,700	193,749

The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS	MAY 31, 2013 (unaudited)

ROBECO WPG SMALL/MICRO CAP VALUE FUND (continued)	Portfolio of Investments

	Number of Shares	Value
Finance—(continued)
THL Credit, Inc.	16,900	$256,373
Tower Group International Ltd.	17,300	334,409
United Community Banks, Inc. *	26,800	317,580
Validus Holdings Ltd.	9,100	328,601
ViewPoint Financial Group	19,600	371,028
Western Alliance Bancorp *	27,300	401,310
WSFS Financial Corp.	9,700	487,328

		12,765,809

Health Care—5.2%
Accuray, Inc. *(a)	157,600	846,312
Alere, Inc. *	26,900	688,102
Invacare Corp.	9,600	148,800
Medical Action Industries, Inc. *	43,200	362,880
Symmetry Medical, Inc. *	22,200	207,126
Trinity Biotech PLC - Sponsored ADR	4,200	73,626

		2,326,846

Real Estate Investment Trusts—9.1%
Campus Crest Communities, Inc.	48,500	613,525
Geo Group, Inc. (The)	4,600	160,172
Government Properties Income Trust	8,600	209,066
Highwoods Properties, Inc.	5,510	200,674
Kennedy-Wilson Holdings, Inc.	76,600	1,314,456
Lexington Realty Trust	31,900	401,621
Mack-Cali Realty Corp.	11,200	296,800
Starwood Property Trust, Inc.	16,000	405,920
Two Harbors Investment Corp.	24,800	273,544
Winthrop Realty Trust	16,500	204,765

		4,080,543

Technology—7.8%
CIBER, Inc. *	132,600	541,008
Digi International, Inc. *	52,200	500,598
Diodes, Inc. *	13,000	306,800
Exar Corp. *	69,800	787,344
Plantronics, Inc.	5,100	235,620
Saba Software, Inc. *	88,700	765,481
Ultratech, Inc. *	8,800	320,848

		3,457,699

	Number of Shares	Value
Transportation—4.6%
Air Transport Services Group, Inc. *	66,000	$399,300
JetBlue Airways Corp. *(a)	28,300	175,743
Rand Logistics, Inc. *	12,600	70,560
Scorpio Tankers, Inc. *	102,600	973,674
Spirit Airlines, Inc. *	8,800	267,784
Swift Transportation Co. *	8,900	149,876

		2,036,937

Utilities—5.6%
Aegean Marine Petroleum Network, Inc.	30,900	300,348
Cadiz, Inc. *(a)	35,400	208,152
Dynegy, Inc. *	4,500	109,665
Empire District Electric Co. (The) (a)	12,800	278,144
NorthWestern Corp.	7,500	308,700
Piedmont Natural Gas Co., Inc.	12,500	422,375
Portland General Electric Co.	5,500	167,420
StealthGas, Inc. *	42,400	448,168
UIL Holdings Corp.	6,900	268,824

		2,511,796

TOTAL COMMON STOCK (Cost $31,277,943)		41,543,118

SECURITIES LENDING COLLATERAL—6.9%
BlackRock Liquidity Fund	3,073,730	3,073,730

TOTAL SECURITIES LENDING COLLATERAL (Cost $3,073,730)		3,073,730

TOTAL INVESTMENTS—100.0% (Cost $34,351,673)**		44,616,848

LIABILITIES IN EXCESS OF OTHER ASSETS—0.0%		(9,229)

NET ASSETS—100.0%		$44,607,619

The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS	MAY 31, 2013 (unaudited)

ROBECO WPG SMALL/MICRO CAP VALUE FUND (concluded)	Portfolio of Investments

ADR	— American Depositary Receipt
PLC	— Public Limited Company
*	— Non-income Producing
(a)	— All or a portion of the security is on loan. At May 31, 2013 the market value of the securities on loan was $2,900,222.
**	— The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a Federal income tax basis, are as follows:

Aggregate Cost	$34,351,673

Gross unrealized appreciation	10,966,095
Gross unrealized depreciation	(700,920)

Net unrealized appreciation	$10,265,175

The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS	MAY 31, 2013 (unaudited)

ROBECO WPG SMALL/MICRO CAP VALUE FUND (concluded)	Portfolio of Investments

A summary of the inputs used to value the Fund’s investments as of May 31, 2013 is as follows (see Notes to Portfolio of Investments):

	Total Value as of May 31, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stock *	$41,543,118	$41,543,118	$—	$—
Securities Lending Collateral	3,073,730	3,073,730	—	—

Total Assets	$44,616,848	$44,616,848	$—	$—

*	See Portfolio of Investments detail for industry and security type breakout.

The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS	MAY 31, 2013 (unaudited)

ROBECO BOSTON PARTNERS GLOBAL EQUITY FUND	Portfolio Holdings Summary

The following table represents a summary by sector of the portfolio holdings of the Fund:

	% of Net Assets	Value
COMMON STOCK
Finance	20.6%	$2,322,386
Consumer Discretionary	18.1	2,043,402
Industrials	13.9	1,565,234
Health Care	12.6	1,422,108
Information Technology	11.6	1,307,916
Energy	8.1	914,358
Materials	6.9	777,930
Consumer Staples	4.6	517,268
Telecommunication Services	1.7	185,002
OTHER ASSETS IN EXCESS OF LIABILITIES	1.9	218,822

NET ASSETS	100.0%	$11,274,426

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS	MAY 31, 2013 (unaudited)

ROBECO BOSTON PARTNERS GLOBAL EQUITY FUND	Portfolio of Investments

	Number of Shares	Value
COMMON STOCK—98.1%

Bermuda—2.7%
Axis Capital Holdings Ltd.	2,910	$126,760
Catlin Group Ltd.	9,940	75,968
Validus Holdings Ltd.	2,755	99,483

		302,211

Canada—0.3%
Barrick Gold Corp.	1,400	29,411

China—1.7%
Labixiaoxin Snacks Group Ltd.	79,000	44,372
Lenovo Group Ltd.	138,000	142,043

		186,415

France—5.3%
Atos	2,535	185,731
Cie Generale des Etablissements Michelin	1,335	117,609
LISI	690	75,782
Sanofi	1,035	110,996
Teleperformance SA	2,340	110,555

		600,673

Germany—6.4%
Allianz SE, Registered Shares	430	66,927
CompuGroup Medical AG	2,545	59,541
Fresenius SE & Co. KGaA	965	114,739
Henkel AG & Co. KGaA	2,540	208,316
Muenchener Rueckversicherungs AG, Registered Shares	720	135,366
NORMA Group AG	1,808	69,323
Rheinmetall AG	1,400	70,602

		724,814

Hong Kong—3.0%
Cheung Kong Holdings Ltd.	15,000	212,171
Hutchison Whampoa Ltd.	12,000	127,844

		340,015

Indonesia—1.2%
PT Gajah Tunggal Tbk	267,865	88,194
PT Garuda Indonesia Persero Tbk *	848,000	45,885

		134,079

	Number of Shares	Value

Ireland—3.0%
Beazley PLC	23,475	$84,248
Covidien PLC	1,305	82,998
Smurfit Kappa Group PLC *	10,040	168,338

		335,584

Japan—6.6%
Aisin Seiki Co. Ltd.	1,900	70,738
Fuji Seal International, Inc.	2,000	54,333
Inpex Corp.	12	52,202
ITOCHU Corp.	7,000	89,264
Komatsu Ltd.	3,200	83,174
Noritz Corp.	4,000	65,900
NTT DoCoMo, Inc.	54	80,526
Softbank Corp.	2,030	104,476
Toho Holdings Co. Ltd.	4,000	72,868
Toyoda Gosei Co. Ltd.	2,700	66,684

		740,165

Netherlands—0.9%
Aegon NV	15,295	104,567

Singapore—0.5%
OSIM International Ltd.	36,000	57,534

South Korea—2.3%
Hyundai Motor Co.	765	143,899
Samsung Electronics Co. Ltd.	87	118,444

		262,343

Switzerland—4.4%
ACE Ltd.	1,350	121,068
Novartis AG, Registered Shares	1,440	103,906
Roche Holding AG, Participation Certificate	545	136,271
Swiss Re AG	1,770	130,772

		492,017

Thailand—1.2%
Bangkok Bank PCL	20,100	136,102

United Kingdom—14.8%
Berendsen PLC	6,845	79,407
BHP Billiton PLC	1,845	53,697
Daily Mail & General Trust PLC, Class A	20,505	238,340
Ensco PLC, Class A	1,115	67,090

The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS	MAY 31, 2013 (unaudited)

ROBECO BOSTON PARTNERS GLOBAL EQUITY FUND (concluded)	Portfolio of Investments

	Number of Shares	Value
United Kingdom—(continued)
HSBC Holdings PLC	10,419	$114,915
Inchcape PLC	10,730	89,505
ITV PLC	37,685	75,067
Meggitt PLC	18,730	151,542
New Melrose PLC	17,415	69,168
Rexam PLC	6,164	49,638
Rio Tinto PLC	1,275	55,347
Royal Dutch Shell PLC, Class A	7,200	241,003
Serco Group PLC	10,536	97,972
Standard Chartered PLC	5,390	125,874
WPP PLC	9,355	160,335

		1,668,900

United States—43.8%
Amgen, Inc.	1,250	125,663
BB&T Corp.	3,185	104,850
Cardinal Health, Inc.	1,480	69,501
CareFusion Corp. *	4,120	151,410
CBS Corp., Class B non-voting shares	2,210	109,395
Cisco Systems, Inc.	3,685	88,735
Citigroup, Inc.	2,340	121,657
Crown Holdings, Inc. *	2,710	114,768
CVS Caremark Corp.	4,595	264,580
DIRECTV *	2,450	149,768
Dover Corp.	790	61,817
EMC Corp. *	3,570	88,393
EOG Resources, Inc.	480	61,968
Everest Re Group Ltd.	1,055	136,738
Exxon Mobil Corp.	1,100	99,517
Fifth Third Bancorp	6,940	126,308
Fluor Corp.	1,150	72,692
Foot Locker, Inc.	3,920	134,534
Graphic Packaging Holding Co. *	26,135	200,978
Halliburton Co.	4,115	172,213
Honeywell International, Inc.	1,365	107,098
Humana, Inc.	1,340	108,245
JPMorgan Chase & Co.	2,250	122,828
Lear Corp.	2,055	123,259
Liberty Global, Inc., Class C *	2,095	143,906
LSI Corp. *	13,085	96,829
Macy’s, Inc.	4,565	220,672
Marathon Oil Corp.	1,690	58,119

	Number of Shares	Value

United States—(continued)
McKesson Corp.	1,830	$208,364
Microsoft Corp.	4,880	170,214
Newmont Mining Corp.	1,500	51,420
NVIDIA Corp.	7,205	104,400
ON Semiconductor Corp. *	14,340	122,750
Oracle Corp.	1,630	55,029
Pfizer, Inc.	2,850	77,606
Phillips 66	1,225	81,548
Schlumberger Ltd.	1,105	80,698
Symantec Corp. *	6,045	135,348
Time Warner Cable, Inc.	565	53,963
Towers Watson & Co., Class A	2,410	187,209
Wells Fargo & Co.	4,335	175,784

		4,940,774

TOTAL COMMON STOCK (Cost $9,265,673)		11,055,604

TOTAL INVESTMENTS—98.1% (Cost $9,265,673)**		11,055,604

OTHER ASSETS IN EXCESS OF LIABILITIES—1.9%		218,822

NET ASSETS—100.0%		$11,274,426

PCL	— Public Company Limited
PLC	— Public Limited Company
*	— Non-income producing.
**	— The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$9,265,673

Gross unrealized appreciation	1,932,488
Gross unrealized depreciation	(142,557)

Net unrealized appreciation	$1,789,931

The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS	MAY 31, 2013 (unaudited)

ROBECO BOSTON PARTNERS GLOBAL EQUITY FUND (concluded)	Portfolio of Investments

A summary of the inputs used to value the Fund’s investments as of May 31, 2013 is as follows (see Notes to Portfolio of Investments):

	Total Value as of May 31, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investment in Securities *	$11,055,604	$11,055,604	$—	$—

Total Assets	$11,055,604	$11,055,604	$—	$—

*	See Portfolio of Investments detail for country and security type breakout.

The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS	May 31, 2013 (unaudited)

ROBECO BOSTON PARTNERS INTERNATIONAL EQUITY FUND	Portfolio Holdings Summary

The following table represents a summary by sector of the portfolio holdings of the Fund:

	% of Net Assets	Value
COMMON STOCK
Finance	19.8%	$2,158,697
Consumer Discretionary	16.3	1,778,169
Industrials	15.3	1,676,354
Health Care	11.0	1,199,404
Information Technology	8.0	868,864
Energy	6.8	738,617
Materials	6.4	702,929
Consumer Staples	5.2	564,598
Telecommunication Services	4.6	507,506
OTHER ASSETS IN EXCESS OF LIABILITIES	6.6	723,755

NET ASSETS	100.0%	$10,918,893

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS	MAY 31, 2013 (unaudited)

ROBECO BOSTON PARTNERS INTERNATIONAL EQUITY FUND	Portfolio of Investments

	Number of Shares	Value
COMMON STOCK—93.4%

Australia—0.6%
Australia & New Zealand Banking Group Ltd.	2,375	$62,598

Belgium—1.4%
Ageas	4,060	149,945

Bermuda—1.3%
Catlin Group Ltd.	18,075	138,141

Canada—1.7%
Barrick Gold Corp.	1,715	36,029
Canadian Natural Resources Ltd.	1,365	40,636
CGI Group, Inc., Class A *	1,960	60,005
Suncor Energy, Inc.	1,785	54,148

		190,818

China—2.8%
Industrial & Commercial Bank of
China Ltd., Class H	102,000	71,875
Labixiaoxin Snacks Group Ltd.	115,000	64,592
Lenovo Group Ltd.	164,000	168,804

		305,271

France—11.0%
Atos	3,670	268,889
Cie Generale des Etablissements Michelin	1,625	143,157
Havas SA	13,080	83,541
LISI	1,125	123,557
Publicis Groupe SA	1,455	104,523
Sanofi	1,780	190,891
Teleperformance SA	3,570	168,668
Total SA	2,345	117,603

		1,200,829

Germany—10.6%
Allianz SE, Registered Shares	695	108,173
Bayer AG, Registered Shares	545	58,716
CompuGroup Medical AG	3,790	88,669
Fresenius SE & Co. KGaA	1,630	193,808
Henkel AG & Co. KGaA	4,065	333,387
Muenchener Rueckversicherungs AG, Registered Shares	890	167,327

	Number of Shares	Value
Germany—(continued)
NORMA Group AG	2,951	$113,149
Rheinmetall AG	1,835	92,539

		1,155,768

Hong Kong—3.7%
AMVIG Holdings Ltd	18,000	7,026
Cheung Kong Holdings Ltd.	17,000	240,461
Hutchison Whampoa Ltd.	15,000	159,805

		407,292

Indonesia—1.4%
PT Gajah Tunggal Tbk	301,500	99,269
PT Garuda Indonesia Persero Tbk *	997,000	53,947

		153,216

Ireland—2.8%
Beazley PLC	28,210	101,241
Smurfit Kappa Group PLC *	12,250	205,393

		306,634

Japan—12.5%
Aisin Seiki Co. Ltd.	2,900	107,969
Anritsu Corp.	3,700	51,307
Brother Industries Ltd.	8,300	97,909
Fuji Seal International, Inc.	3,500	95,082
Inpex Corp.	19	82,654
ITOCHU Corp.	10,000	127,520
Kaken Pharmaceutical Co. Ltd.	6,000	88,338
Komatsu Ltd.	4,200	109,165
Nippon Telegraph & Telephone Corp.	1,500	75,407
Noritz Corp.	4,700	77,433
NTT DoCoMo, Inc.	63	93,947
Softbank Corp.	2,910	149,766
Toho Holdings Co. Ltd.	5,900	107,481
Toyoda Gosei Co. Ltd.	4,300	106,200

		1,370,178

Netherlands—2.7%
Aegon NV	18,835	128,769
Koninklijke Ahold NV	10,235	166,619

		295,388

The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS	MAY 31, 2013 (unaudited)

ROBECO BOSTON PARTNERS INTERNATIONAL EQUITY FUND (concluded)	Portfolio of Investments

	Number of Shares	Value
Singapore—2.9%
M1 Ltd.	31,000	$77,013
OSIM International Ltd.	68,000	108,675
United Overseas Bank Ltd.	8,000	135,575

		321,263

South Korea—3.6%
Hyundai Motor Co.	950	178,698
Samsung Electronics Co. Ltd.	110	149,757
SK Telecom Co. Ltd.	320	59,343

		387,798

Switzerland—5.9%
Novartis AG, Registered Shares	2,315	167,043
Roche Holding AG, Participation Certificate	880	220,035
Swiss Re AG	2,510	185,445
Zurich Insurance Group AG	250	66,458

		638,981

Taiwan—0.7%
Delta Electronics, Inc.	15,000	72,193

Thailand—1.6%
Bangkok Bank PCL	26,200	177,407

United Kingdom—26.2%
AstraZeneca PLC	1,640	84,423
Berendsen PLC	9,870	114,499
BHP Billiton PLC	4,080	118,746
BP PLC	13,782	99,143
Daily Mail & General Trust PLC, Class A	27,520	319,878
DS Smith PLC	20,215	74,484
HSBC Holdings PLC	20,953	231,099
Inchcape PLC	16,840	140,472
Intercontinental Hotels Group PLC	2,392	69,309
ITV PLC	50,940	101,470
Meggitt PLC	35,927	290,680
New Melrose PLC *	22,665	90,019
Rexam PLC	11,875	95,628
Rio Tinto PLC	1,625	70,541
Royal Dutch Shell PLC, Class A	10,290	344,433
Serco Group PLC	16,709	155,373
Standard Chartered PLC	8,315	194,183
Vodafone Group PLC	17,840	52,030

	Number of Shares	Value

United Kingdom—(continued)
WPP PLC	12,545	$215,008

		2,861,418

TOTAL COMMON STOCK (Cost $8,590,589)		10,195,138

TOTAL INVESTMENTS—93.4% (Cost $8,590,589)**		10,195,138

OTHER ASSETS IN EXCESS OF LIABILITIES—6.6%		723,755

NET ASSETS—100.0%		$10,918,893

PCL	— Public Company Limited
PLC	— Public Limited Company
*	— Non-income producing.
**	— The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$8,590,589

Gross unrealized appreciation	1,771,601
Gross unrealized depreciation	(167,052)

Net unrealized appreciation	$1,604,549

The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS	MAY 31, 2013 (unaudited)

ROBECO BOSTON PARTNERS INTERNATIONAL EQUITY FUND (concluded)	Portfolio of Investments

A summary of the inputs used to value the Fund’s investments as of May 31, 2013 is as follows (see Notes to Portfolio of Investments):

	Total Value as of May 31, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investment in Securities *	$10,195,138	$10,195,138	$—	$—

Total Assets	$10,195,138	$10,195,138	$—	$—

*	See Portfolio of Investments detail for country and security type breakout.

The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS

NOTES TO PORTFOLIO OF INVESTMENTS

May 31, 2013 (unaudited)

Portfolio Valuation — Each Robeco Investment Fund, Robeco Boston Partners Small Cap Value Fund II (“BP Small Cap Value Fund II”), Robeco Boston Partners Long/Short Equity Fund (“BP Long/Short Equity Fund”), Robeco Boston Partners Long/Short Research Fund (“BP Long/Short Research Fund”), Robeco Boston Partners All-Cap Value Fund (“BP All-Cap Value Fund”), Robeco WPG Small/Micro Cap Value Fund (“WPG Small/Micro Cap Value Fund”), Robeco Boston Partners Global Equity Fund (“BP Global Equity Fund”) and Robeco Boston Partners International Equity Fund (“BP International Equity Fund”), (each a “Fund,” collectively the “Funds”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by a Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Fixed income securities having a remaining maturity of 60 days or less are valued at amortized cost. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the RBB Fund, Inc.’s Board of Directors. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. Such procedures use fundamental valuation methods, which may include, but are not limited to, an analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer’s financial position, and any other event which could have a significant impact on the value of the security. Determination of fair value involves subjective judgment as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction, and the difference between the recorded fair value and the value that would be received in a sale could be significant.

Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

• Level 1 - quoted prices in active markets for identical securities;

• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3 - significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A summary of the inputs used to value each Fund’s investments as of May 31, 2013 is included in each Fund’s Portfolio of Investments.

At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents

ROBECO INVESTMENT FUNDS

NOTES TO PORTFOLIO OF INVESTMENTS (continued)

May 31, 2013 (unaudited)

changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Funds to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when a Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when a Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended May 31, 2013, there were no material transfers between Levels 1, 2 and 3 for any of the Funds.

Options Written — The Funds are subject to equity price risk in the normal course of pursuing their investment objectives and may enter into options written to hedge against changes in the value of equities. Such options may relate to particular securities or domestic stock indices, and may or may not be listed on a domestic securities exchange or issued by the Options Clearing Corporation. The risk in writing a call option is that a Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that a Fund may incur a loss if the market price of the security decreases and the option is exercised. A Fund also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. A Fund also may write over-the counter options where completing the obligation depends upon the credit standing of the other party. Option contracts also involve the risk that they may result in loss due to unanticipated developments in market conditions or other causes.

Written options are recorded as liabilities to the extent of premiums received. Gains or losses are realized when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option or the purchase cost for a written put option is adjusted by the amount of the premium received.

The BP Long/Short Equity Fund, BP Long/Short Research Fund and the BP All-Cap Value Fund had transactions in options written during the period ended May 31, 2013 as follows:

	BP Long/Short Equity Fund		BP Long/Short Research Fund		BP All-Cap Value Fund
	Number of Contracts	Premiums Received	Number of Contracts	Premiums Received	Number of Contracts	Premiums Received
Options outstanding at
August 31, 2012	5,124	$2,513,645	340	$174,573	3,460	$762,800
Options written	3,299	3,279,111	2,200	786,499	849	143,481
Options closed	(3,819)	(1,642,431)	(240)	(143,262)	(849)	(148,091)
Options expired	(552)	(273,581)	—	—	(1,625)	(186,188)
Options exercised	(753)	(597,633)	(100)	(31,310)	(986)	(428,521)
Options outstanding at May 31, 2013	3,299	3,279,111	2,200	786,500	849	143,481

Short Sales — When the investment adviser believes that a security is overvalued, the BP Long/Short Equity Fund, the BP Long/Short Research Fund and the BP All-Cap Value Fund may sell the security short by borrowing the same security from a broker or other institution and selling the security. A Fund will incur a loss as a result of a short sale if the price of the borrowed security increases between the date of the short sale and the date on which the Fund buys and replaces such borrowed security. A Fund will realize a gain if there is a decline in price of the security between those dates where the decline in price exceeds the costs of borrowing the security and other transaction costs. There can be no assurance that a Fund will be able to close out a short position at any particular time or at an acceptable price. Although a Fund’s gain is limited to the amount at which it sold a security short, its potential loss is unlimited. Until a Fund replaces a borrowed security, it will maintain at all times cash, U.S. Government securities, or other liquid securities in an amount which, when added to any amount deposited with a broker as collateral, will at least equal the current market value of the security sold short. Depending on arrangements made with brokers, a Fund may not receive any payments (including interest) on collateral deposited with them.

ROBECO INVESTMENT FUNDS

NOTES TO PORTFOLIO OF INVESTMENTS (continued)

May 31, 2013 (unaudited)

Restricted Securities — A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144 under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Certain restricted securities may be resold in transactions exempt from registration, normally to qualified institutional buyers, and may be deemed liquid by Robeco as applicable, based on policies and procedures established by the Board of Directors. Therefore, not all restricted securities are considered illiquid.

At May 31, 2013, the following Fund held restricted securities that were illiquid:

	Acquisition Date	Acquisition Cost	Shares /Par	Value	% of Net Assets
BP All-Cap Value Fund
Common Stocks:
J.G. Wentworth, Inc.	08/02/07-03/26/08	$181,980	—	$—	0.0
Peoples Choice Financial Corp., 144A	12/21/04-01/23/06	14,293	1,465	—	0.0
Solar Cayman Ltd., 144A	03/24/10	—	19,375	—	0.0

		$196,273		$—	0.0%

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

S1 FUND

PORTFOLIO OF INVESTMENTS

MAY 31, 2013

(UNAUDITED)

	NUMBER OF SHARES	VALUE
COMMON STOCKS — 85.3%
CONSUMER DISCRETIONARY—22.1%
AMC Networks, Inc., Class A*^	15,000	$960,300
America’s Car-Mart, Inc.*^	3,861	174,092
Ascena Retail Group, Inc.*	6,900	140,277
Best Buy Co., Inc.	4,100	112,955
Bravo Brio Restaurant Group, Inc.*	3,403	61,254
Brookfield Residential Properties, Inc.*†^	23,289	511,426
Charter Communications, Inc., Class A*^	19,400	2,171,248
Childrens Place Retail Stores, Inc., (The)*^	5,150	274,649
Cie Financiere Richemont SA, Class A (Switzerland)	1,640	147,236
Coach, Inc.	2,000	116,520
Comcast Corp., Class A	46,000	1,846,900
DISH Network Corp., Class A	26,000	1,002,040
Express, Inc.*	18,480	402,864
Foot Locker, Inc.^	7,585	260,317
Interval Leisure Group, Inc.	21,000	453,810
Li & Fung Ltd. (Hong Kong).	56,800	79,318
Liberty Interactive Corp., Class A*^	20,386	457,666
Liberty Ventures, Class A*^	2,404	196,094
M/I Homes, Inc.*^	55,850	1,387,873
Melco Crown Entertainment Ltd. - ADR*	23,400	556,452
MGM Resorts International, Inc.*^	10,000	151,700
News Corp., Class B	49,000	1,579,760
Select Comfort Corp.*^	13,620	302,228
Sirius XM Canada Holdings, Inc. (Canada)	176,000	1,120,424
Sirius XM Radio, Inc.^	477,700	1,662,396
Super Group Ltd. (South Africa)*	39,979	96,948
Tata Motors Ltd. - Sponsored ADR	3,600	98,748
Tuesday Morning Corp.*	6,600	58,806
Vail Resorts, Inc.^	4,900	313,845

	NUMBER OF SHARES	VALUE
CONSUMER DISCRETIONARY—(CONTINUED)
Wet Seal, Inc. (The) - Class A*	20,000	$99,200
Whirlpool Corp.^	9,000	1,149,840
William Lyon Homes*	7,750	201,888

		18,149,074

CONSUMER STAPLES—4.2%
Cermaq ASA (Norway)	6,096	113,223
Charoen Pokphand Foods PCL (Thailand)	122,693	117,526
Chiquita Brands International, Inc.*	12,400	125,240
Coca-Cola Central Japan Co. Ltd. (Japan)	18,000	270,569
Japan Tobacco, Inc. (Japan)	19,500	671,644
Mikuni Coca-Cola Bottling Co. Ltd. (Japan)	27,000	322,801
Minerva SA (Brazil)*	20,300	98,761
Nestle SA - Sponsored ADR .	1,425	94,506
Reckitt Benckiser Group PLC (United Kingdom)	1,270	91,118
Safeway, Inc.	7,250	166,823
Smithfield Foods, Inc.*	6,400	210,816
Tesco PLC (United Kingdom)	15,106	83,879
Tesco, PLC - Sponsored ADR	5,700	95,646
Tyson Foods, Inc., Class A^	38,720	968,000

		3,430,552

ENERGY—1.3%
Baker Hughes, Inc.	500	22,740
Cloud Peak Energy, Inc.*	5,620	107,904
Exxon Mobil Corp.	1,435	129,824
Magnum Hunter Resources Corp.*	84,240	288,943
Murphy Oil Corp.	5,000	316,600
National Oilwell Varco, Inc .	740	52,022
Peabody Energy Corp.	2,740	53,896
Transocean Ltd.†	1,705	85,642

		1,057,571

FINANCIALS—12.2%
Altisource Portfolio Solutions SA*†	9,762	920,264

The accompanying notes are an integral part of the financial statements.

1

S1 FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

MAY 31, 2013

(UNAUDITED)

	NUMBER OF SHARES	VALUE
FINANCIALS—(CONTINUED)
Capital Bank Financial Corp., Class A*^	14,791	$264,759
China Life Insurance Co. Ltd. - ADR	2,705	103,250
DDR Corp.	19,650	343,089
Dream Unlimited Corp. - Class A (Canada)*	9,600	125,932
Dundee Corp., Class A (Canada)*	5,200	117,918
Fairfax Financial Holdings Ltd. (Canada)	480	193,829
Fairfax Financial Holdings Ltd. (Canada)	70	28,210
Forest City Enterprises, Inc., Class A*^	37,637	706,070
Fox Chase Bancorp, Inc.^	23,101	382,783
Hampden Bancorp, Inc.^	20,640	310,219
Heritage Commerce Corp.*^	71,140	480,195
HFF, Inc., Class A^	12,660	238,135
Hilltop Holdings, Inc.*^	16,993	271,888
Howard Hughes Corp., (The)*^	4,950	493,020
ING US, Inc.*	95,000	2,710,350
Invesco Ltd.	2,270	76,590
MetroCorp Bancshares, Inc.*	38,780	379,268
Ocwen Financial Corp.*	10,900	466,302
OmniAmerican Bancorp, Inc.*^	6,189	137,829
Realogy Holdings Corp.*	6,900	356,316
Safestore Holdings PLC (United Kingdom)	39,907	82,464
Suntrust Banks, Inc.	2,600	83,434
Unite Group PLC (United Kingdom)	1,350	7,409
ViewPoint Financial Group^	37,544	710,708

		9,990,231

HEALTH CARE—1.1%
Angiotech Pharmaceuticals, Inc.*†r	14,450	296,225
Emeritus Corp.*	10,750	273,265
Johnson & Johnson	1,500	126,270
Pfizer, Inc.^	8,730	237,718

		933,478

	NUMBER OF SHARES	VALUE
INDUSTRIALS—4.8%
All America Latina Logistica SA (Brazil)	22,030	$107,692
Avis Budget Group, Inc.*	9,900	328,284
Baltic Trading Ltd.	117,000	427,050
Brink’s Co. (The)	5,330	143,004
G4S PLC (United Kingdom)	28,959	108,505
Gencorp, Inc.*^	24,350	333,108
H&E Equipment Services, Inc.	17,300	387,174
Hertz Global Holdings, Inc.*	16,000	413,280
Invensys PLC (United Kingdom)	150,000	906,632
United Rentals, Inc.*	14,600	829,864

		3,984,593

INFORMATION TECHNOLOGY—11.3%
Apple, Inc.^	2,200	989,296
Comverse, Inc.*^	19,513	582,658
EchoStar Corp., Class A*^	23,467	931,875
Ellie Mae, Inc.*^	60,000	1,343,400
EMC Corp.*	5,000	123,800
Google, Inc., Class A*	350	304,644
Hewlett-Packard Co.	8,250	201,465
Intel Corp.	4,450	108,046
LTX-Credence Corp.*^	161,000	912,870
Microsoft Corp.	3,990	139,171
NVIDIA Corp.	21,400	310,086
Optimal Payments PLC (United Kingdom)*	247,000	621,112
Oracle Corp.^	2,381	80,383
Progress Software Corp.*	11,820	277,888
SINA Corp.*†	15,000	865,500
Teradyne, Inc.*	56,000	1,004,640
Western Union Co. (The)	3,580	58,640
Xilinx, Inc.	10,000	406,500

		9,261,974

MATERIALS—5.9%
Agrium, Inc.†	1,240	114,551
ArcelorMittal†	6,240	78,998
Barrick Gold Corp. (Canada)	7,750	163,680
Crown Holdings, Inc.*^	43,100	1,825,285
Graphic Packaging Holding Co.*	92,000	707,480
International Paper Co.	6,500	299,975

The accompanying notes are an integral part of the financial statements.

2

S1 FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

MAY 31, 2013

(UNAUDITED)

	NUMBER OF SHARES	VALUE
MATERIALS—(CONTINUED)
Northern Dynasty Minerals Ltd. (Canada)*	63,674	$166,826
Owens-Illinois, Inc.*	31,500	864,675
POSCO - ADR	1,040	73,476
Rock-Tenn Co., Class A	5,700	563,046

		4,857,992

REAL ESTATE INVESTMENT TRUSTS—16.2%
Alexandria Real Estate Equities, Inc.	12,800	876,800
American Tower Corp.	4,300	334,712
AvalonBay Communities, Inc.	4,050	537,273
Blackstone Mortgage Trust, Inc., Class A	11,100	292,707
BRE Properties, Inc.	10,750	537,393
Brookfield Office Properties, Inc.^	73,800	1,267,146
Colonial Properties Trust^	58,315	1,289,345
Concentradora Fibra Hotelera Mexicana SA de CV (Mexico)	49,350	101,765
Education Realty Trust, Inc.^.	36,150	378,129
Equity Lifestyle Properties, Inc.^	6,726	519,045
Equity Residential	10,100	571,155
First Industrial Realty Trust, Inc.^	21,200	358,068
General Growth Properties, Inc.	4,300	88,279
Hudson Pacific Properties, Inc.^	25,250	545,147
Klepierre (France)	6,050	261,067
Lexington Realty Trust	14,450	181,926
Parkway Properties, Inc.^	44,100	757,638
Post Properties, Inc.^	32,800	1,567,840
Ramco-Gershenson Properties Trust^	5,643	88,087
RLJ Lodging Trust	24,900	576,684
Spirit Realty Capital, Inc.	7,700	154,539
Strategic Hotels & Resorts, Inc.*^	166,700	1,340,268
Taubman Centers, Inc.	5,650	455,277

	NUMBER OF SHARES	VALUE
REAL ESTATE INVESTMENT TRUSTS—(CONTINUED)
TF Administradora Industrial S de Rl de CV (Mexico)*	86,700	$208,977

		13,289,267

TELECOMMUNICATION SERVICES—6.2%
China Mobile Ltd. - Sponsored ADR	2,505	129,759
Chorus Ltd. - ADR	2,206	21,685
MegaFon OAO - GDR (United Kingdom)*	4,350	135,065
Sprint Nextel Corp.*^	303,000	2,211,900
Vodafone Group, PLC - Sponsored ADR^	71,000	2,055,450
Vodafone Group, PLC (United Kingdom)	201,300	587,093

		5,140,952

TOTAL COMMON STOCKS (Cost $63,022,514)		70,095,684

EXCHANGE TRADED FUNDS — 2.9%
COMMODITY—0.3%
SPDR Gold Shares*^	1,699	227,530

CURRENCY—0.4%
ProShares UltraShort Euro*	6,510	126,229
Proshares Ultrashort Yen*	3,390	224,554

		350,783

EQUITY—2.1%
Energy Select Sector SPDR Fund	7,300	587,869
Market Vectors Gold Miners ETF^	5,675	167,469
Powershares QQQ Trust Series 1	11,000	804,870
SPDR S&P 500 ETF Trust	1,000	163,240

		1,723,448

OTHER—0.1%
Templeton Dragon Fund, Inc.	1,770	47,702

TOTAL EXCHANGE TRADED FUNDS (Cost $2,386,081)		2,349,463

The accompanying notes are an integral part of the financial statements.

3

S1 FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

MAY 31, 2013

(UNAUDITED)

	PAR (000’S)		VALUE
FOREIGN GOVERNMENT NOTE — 0.0%
Canadian Government Bond 3.000% 12/01/15	CAD	10	$10,079

TOTAL FOREIGN GOVERNMENT NOTE (Cost $10,189)			10,079

U.S. TREASURY NOTE — 0.1%
2.625% 04/30/16^		$100	106,094

TOTAL U.S. TREASURY NOTE (Cost $101,857)			106,094

	NUMBER OF CONTRACTS
PURCHASED OPTIONS — 0.9%
CALL OPTIONS PURCHASED — 0.3%
iShares Barclays 20+ Year Treasury Bond Fund Expires 06/22/13 Strike Price $121		900	16,200
Vodafone Group, PLC - Sponsored ADR Expires 01/18/14 Strike Price $30		1900	237,500

TOTAL CALL OPTIONS PURCHASED (Cost $154,027)			253,700

PUT OPTIONS PURCHASED — 0.6%
Ebix, Inc. Expires 09/21/13 Strike Price $19		100	6,000
iShares Russell 2000 Index Fund Expires 06/22/13 Strike Price $94		1800	136,800
News Corp., Class B Expires 07/20/13 Strike Price $29		380	10,450

	NUMBER OF CONTRACTS	VALUE
Smartpay Holdings Ltd. Expires 06/28/13 Strike Price $153	480	$22,560
Smartpay Holdings Ltd. Expires 06/28/13 Strike Price $165	800	300,000
Tesla Motors, Inc. Expires 09/21/13 Strike Price $82.50	16	13,120

TOTAL PUT OPTIONS PURCHASED (Cost $676,303)		488,930

TOTAL PURCHASED OPTIONS — 0.9% (COST $830,330)		742,630

TOTAL LONG POSITIONS — 89.2% (COST $66,350,971)**		73,303,950

	NUMBER OF SHARES
SECURITIES SOLD SHORT — (33.2)%
COMMON STOCKS — (29.4)%
COMMUNICATIONS—(0.2)%
Verizon Communication, Inc.	(3,674)	(178,116)

CONSUMER DISCRETIONARY—(4.5)%
Bally Technologies, Inc.*	(4,400)	(250,580)
Casio Computer Co. Ltd. (Japan)	(15,000)	(137,076)
Francesca’s Holdings Corp.*	(8,000)	(228,400)
HomeAway, Inc.*	(5,370)	(164,215)
John Wiley & Sons, Inc., Class A	(4,000)	(158,800)
Kohl’s Corp.	(3,200)	(164,512)
LeapFrog Enterprises, Inc.*	(20,000)	(191,400)
Lululemon Athletica, Inc.*†	(2,400)	(186,744)
NVR, Inc.*	(142)	(139,630)
Pandora Media, Inc.*	(15,400)	(262,108)
Pearson, PLC (United Kingdom)	(20,000)	(373,471)
Polaris Industries, Inc.	(1,100)	(105,061)
Scholastic Corp.	(5,200)	(157,248)
Sturm Ruger & Co., Inc.	(5,000)	(251,400)
Thor Industries, Inc.	(15,000)	(640,650)

The accompanying notes are an integral part of the financial statements.

4

S1 FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

MAY 31, 2013

(UNAUDITED)

	NUMBER OF SHARES	VALUE
CONSUMER DISCRETIONARY—(CONTINUED)
WH Smith PLC (United Kingdom)	(27,000)	$(310,347)

		(3,721,642)

CONSUMER STAPLES—(0.2)%
Hain Celestial Group, Inc. (The)*	(2,250)	(149,895)

FINANCIALS—(4.8)%
Amtrust Financial Services, Inc.	(5,600)	(184,968)
Bank of the Ozarks, Inc.	(5,700)	(248,805)
Charles Schwab Corp. (The)	(9,660)	(191,848)
Eaton Vance Corp.	(5,440)	(225,814)
Federated Investors, Inc., Class B	(19,160)	(530,157)
First Financial Bankshares, Inc.	(3,600)	(198,000)
Greenhill & Co., Inc.	(2,740)	(136,479)
Home Capital Group, Inc. (Canada)	(5,750)	(294,280)
Lazard Ltd., Class A	(3,910)	(132,471)
Legg Mason, Inc.	(6,925)	(242,652)
MSCI, Inc.*	(7,600)	(267,824)
Prosperity Bancshares, Inc.	(4,480)	(224,403)
Silver Bay Realty Trust Corp.	(24,680)	(440,044)
SVB Financial Group*	(2,330)	(180,319)
Zillow, Inc., Class A*	(8,640)	(485,050)

		(3,983,114)

HEALTH CARE—(0.6)%
Masimo Corp.	(15,000)	(324,750)
Questcor Pharmaceuticals, Inc.	(4,740)	(161,966)

		(486,716)

INDUSTRIALS—(2.3)%
Acuity Brands, Inc.	(3,800)	(285,266)
Bouygues SA (France)	(7,000)	(187,196)
Healthcare Services Group, Inc.	(6,600)	(149,754)
Nielsen Holdings NV	(2,896)	(98,203)
Pitney Bowes, Inc.	(31,000)	(455,080)

	NUMBER OF SHARES	VALUE
INDUSTRIALS—(CONTINUED)
Ritchie Bros Auctioneers, Inc.†	(33,000)	$(683,100)

		(1,858,599)

INFORMATION TECHNOLOGY—(6.1)%
Demand Media, Inc.*	(11,000)	(94,270)
FactSet Research Systems, Inc.	(1,400)	(137,466)
First Solar, Inc.*	(2,970)	(161,509)
Intel Corp.	(11,800)	(286,504)
Lexmark International, Inc. - Class A	(18,000)	(549,180)
MercadoLibre, Inc.†	(2,700)	(309,474)
Meru Networks, Inc.*	(12,686)	(52,013)
Neopost SA (France)	(2,100)	(141,141)
Nintendo Co. Ltd. (Japan)	(1,100)	(110,268)
Nokia OYJ (Finland)*	(54,000)	(185,432)
OmniVision Technologies, Inc.*	(6,270)	(115,807)
OpenTable, Inc.*	(2,860)	(190,762)
RealPage, Inc.*	(28,460)	(541,878)
Salesforce.com, Inc.*	(6,200)	(262,446)
Silicon Graphics International Corp.*	(35,390)	(534,389)
SunPower Corp.*	(20,530)	(396,229)
Taiwan Semiconductor Manufacturing Co. Ltd. - Sponsored ADR	(17,000)	(317,220)
Teradata Corp.*	(5,200)	(289,900)
Trina Solar Ltd. - Sponsored ADR*	(36,280)	(211,875)
United Microelectronics Corp. - Sponsored ADR	(49,000)	(106,330)

		(4,994,093)

MATERIALS—(0.3)%
Fortescue Metals Group Ltd. (Australia)	(31,430)	(100,768)
Rio Tinto PLC - Sponsored ADR	(3,510)	(149,947)

		(250,715)

REAL ESTATE INVESTMENT TRUSTS—(8.6)%
Acadia Realty Trust	(7,467)	(193,545)

The accompanying notes are an integral part of the financial statements.

5

S1 FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

MAY 31, 2013

(UNAUDITED)

	NUMBER OF SHARES	VALUE
REAL ESTATE INVESTMENT TRUSTS—(CONTINUED)
AvalonBay Communities, Inc.	(1,500)	$(198,990)
BioMed Realty Trust, Inc.	(21,800)	(456,274)
Boardwalk Real Estate Investment Trust (Canada)	(1,550)	(91,198)
CBL & Associates Properties, Inc.	(12,600)	(289,674)
CubeSmart	(29,150)	(456,197)
EastGroup Properties, Inc.	(9,206)	(541,037)
Essex Property Trust, Inc.	(2,130)	(334,708)
Getty Realty Corp.	(3,850)	(80,696)
Glimcher Realty Trust	(21,700)	(253,456)
Health Care REIT, Inc.	(2,800)	(190,484)
Highwoods Properties, Inc.	(9,650)	(351,453)
Kimco Realty Corp.	(26,080)	(577,672)
Medical Properties Trust, Inc.	(4,400)	(65,296)
Mid-America Apartment Communities, Inc.	(2,650)	(180,121)
National Health Investors, Inc.	(3,200)	(199,264)
Pebblebrook Hotel Trust	(17,700)	(464,448)
Plum Creek Timber Co., Inc.	(2,258)	(107,707)
Post Properties, Inc.	(3,210)	(153,438)
Prologis, Inc.	(6,000)	(241,800)
Retail Properties of America, Inc., Class A	(16,000)	(244,160)
Simon Property Group, Inc.	(3,150)	(524,286)
SL Green Realty Corp.	(7,920)	(688,882)
Ventas, Inc.	(2,700)	(192,699)

		(7,077,485)

TELECOMMUNICATION SERVICES—(1.8)%
AT&T, Inc.	(4,585)	(160,429)
Belgacom SA (Belgium)	(14,000)	(314,617)
Deutsche Telekom AG, Registered Shares (Germany)	(35,000)	(402,051)
France Telecom SA (France)	(20,000)	(203,878)
Iliad SA (France)	(1,500)	(314,669)

	NUMBER OF SHARES	VALUE
TELECOMMUNICATION SERVICES—(CONTINUED)
Iridium Communications, Inc.*	(12,000)	$(85,560)

		(1,481,204)

TOTAL COMMON STOCKS SOLD SHORT
(Proceeds $22,129,371)		(24,181,579)

EXCHANGE TRADED FUNDS SOLD SHORT — (3.8)%
EQUITY—(3.8)%
Consumer Staples Select Sector SPDR Fund	(10,000)	(400,400)
iShares Russell 2000 Index Fund	(2,356)	(230,535)
Vanguard REIT ETF	(35,000)	(2,476,250)

		(3,107,185)

TOTAL EXCHANGE TRADED FUNDS SOLD SHORT (Proceeds $3,198,755)		(3,107,185)

RIGHTS SOLD SHORT—0.0%
Deutsche Telekom AG Coupons	(35)	—

TOTAL SECURITIES SOLD SHORT (Proceeds $25,328,126)		(27,288,764)

	NUMBER OF CONTRACTS
WRITTEN OPTIONS — (0.4)%
CALL OPTIONS WRITTEN—(0.3)%
iShares Barclays 20+ Year Treasury Bond Fund Expires 08/17/13 Strike Price $128	(900)	(15,300)
Smartpay Holdings Ltd. Expires 06/28/13 Strike Price $161	(300)	(120,300)
Tesla Motors, Inc. Expires 09/21/13 Strike Price $82.50	(16)	(36,000)

The accompanying notes are an integral part of the financial statements.

6

S1 FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

MAY 31, 2013

(UNAUDITED)

NUMBER OF CONTRACTS		VALUE
CALL OPTIONS WRITTEN—(CONTINUED)
Vodafone Group, PLC - Sponsored ADR Expires 01/18/14 Strike Price $35	(1,898)	$(66,430)

TOTAL CALL OPTIONS WRITTEN (Premiums Received $178,162)		(238,030)

PUT OPTIONS WRITTEN—(0.1)%
Smartpay Holdings Ltd. Expires 07/20/13 Strike Price $155	(800)	(111,200)

TOTAL PUT OPTIONS WRITTEN (Premiums Received $63,969)		(111,200)

TOTAL WRITTEN OPTIONS — (0.4)% (Premiums Received $242,131)		(349,230)

OTHER ASSETS IN EXCESS OF LIABILITIES — 44.4%		36,487,930

NET ASSETS — 100.0%		$82,153,886

*	Non-income producing.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$66,350,971

Gross unrealized appreciation	8,526,986
Gross unrealized depreciation	(1,574,007)

Net unrealized appreciation	$6,952,979

†	This company is domiciled outside of the United States. The security’s functional currency is the United States dollar.
Δ	Security has been valued at fair market value as determined in good faith by or under the direction of The RBB Fund, Inc.’s Board of Directors. As of May 31, 2013, fair valued positions amounted to $296,225 or 0.4% of net assets.
^	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.

ADR	American Depositary Receipt
CAD	Canadian Dollar
ETF	Exchange-traded Fund
EUR	Euro Dollar
GBP	British Pound
GDR	Global Depositary Receipt
JPY	Japanese Yen
MSCI	Morgan Stanley Capital International
PLC	Public Limited Company
REIT	Real Estate Investment Trust
S&P	Standard & Poors
SPDR	Standard & Poors Depositary Receipt

The accompanying notes are an integral part of the financial statements.

7

S1 FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

MAY 31, 2013

(UNAUDITED)

FORWARD FOREIGN CURRENCY CONTRACTS OUSTANDING AS OF MAY 31, 2013 WERE AS FOLLOWS:
CONTRACTS TO BUY OR TO SELL	CURRENCY	PRINCIPAL AMOUNT COVERED BY CONTRACTS	EXPIRATION	COUNTERPARTY	UNREALIZED APPRECIATION (DEPRECIATION)
Sell	CAD	CAD 1,142,240	06/13	Goldman Sachs	$3,243
Buy	EUR	EUR 1,391,410	06/13	Goldman Sachs	6,722
Sell	GBP	GBP 2,569,305	06/13	Goldman Sachs	(23,501)
Sell	JPY	JPY 104,070,264	06/13	Goldman Sachs	(7,631)

					$(21,167)

The accompanying notes are an integral part of the financial statements.

8

S1 FUND

NOTES TO PORTOFLIO OF INVESTMENTS

MAY 31, 2013

(UNAUDITED)

    PORTFOLIO VALUATION — The S1 Fund’s (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are amortized to maturity based on their cost. Any assets held by the Funds that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that the Funds determine the daily NAV per share. Foreign securities may trade on weekends or other days when the Funds do not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of the Fund. Investments in other open-end investment companies are valued based on the NAV of those investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the RBB Fund, Inc.’s Board of Directors. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

    FAIR VALUE MEASUREMENTS — The inputs and valuations techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

    • Level 1 – quoted prices in active markets for identical securities;

    • Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

    • Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

    The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

9

S1 FUND

NOTES TO PORTOFLIO OF INVESTMENTS

MAY 31, 2013

(UNAUDITED) (CONTINUED)

    The following is a summary of inputs used, as of May 31, 2013, in valuing the Fund’s investments carried at fair value.

	TOTAL FAIR VALUE AT MAY 31, 2013	LEVEL 1 QUOTED PRICE	LEVEL 2 SIGNIFICANT OBSERVABLE INPUTS	LEVEL 3 SIGNIFICANT UNOBSERVABLE INPUTS

Common Stocks
Consumer Discretionary	$18,149,074	$18,149,074	$—	$—
Consumer Staples	3,430,552	3,430,552	—	—
Energy	1,057,571	1,057,571	—	—
Financials	9,990,231	9,990,231	—	—
Health Care	933,478	637,253	296,225	—
Industrials	3,984,593	3,984,593	—	—
Information Technology	9,261,974	9,261,974	—	—
Materials	4,857,992	4,857,992	—	—
Real Estate Investment Trusts	13,289,267	13,289,267	—	—
Telecommunication Services	5,140,952	5,140,952	—	—
Exchange Traded Funds	2,349,463	2,349,463	—	—
Foreign Government Note	10,079	—	10,079	—
U.S. Treasury Note	106,094	—	106,094	—
U.S. Government Agency	—	—	—	—
Asset Derivatives
Equity Contracts	742,630	—	742,630	—
Foreign Currency Contracts	9,965	—	9,965	—

Total Assets	$73,313,915	$72,148,922	$1,164,993	$—

10

S1 FUND

NOTES TO PORTOFLIO OF INVESTMENTS

MAY 31, 2013

(UNAUDITED) (CONTINUED)

	TOTAL FAIR VALUE AT MAY 31, 2013	LEVEL 1 QUOTED PRICE	LEVEL 2 SIGNIFICANT OBSERVABLE INPUTS	LEVEL 3 SIGNIFICANT UNOBSERVABLE INPUTS

Common Stocks Sold Short
Communications	$(178,116)	$(178,116)	$—	$—
Consumer Discretionary	(3,721,642)	(3,721,642)	—	—
Consumer Staples	(149,895)	(149,895)	—	—
Financials	(3,983,114)	(3,983,114)	—	—
Health Care	(486,716)	(486,716)	—	—
Industrials	(1,858,599)	(1,858,599)	—	—
Information Technology	(4,994,093)	(4,994,093)	—	—
Materials	(250,715)	(250,715)	—	—
Real Estate Investment Trusts	(7,077,485)	(7,077,485)	—	—
Telecommunications Services	(1,481,204)	(1,481,204)	—	—
Exchange Traded Funds	(3,107,185)	(3,107,185)	—	—
Liability Derivatives
Equity Contracts	(349,230)	—	(349,230)	—
Foreign Currency Contracts	(31,132)	—	(31,132)	—

Total Liabilities	$(27,669,126)	$(27,288,764)	$(380,362)	$—

    At the end of each fiscal quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

    Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

    For fair valuations using significant unobservable inputs, the U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the

11

S1 FUND

NOTES TO PORTOFLIO OF INVESTMENTS

MAY 31, 2013

(UNAUDITED) (CONTINUED)

reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

    For the period ended May 31, 2013, the Fund had no significant transfers between Levels 1, 2 and 3.

    DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

    The following table lists the fair values of the Fund’s derivative holdings as of May 31, 2013 grouped by contract type and risk exposure category.

DERIVATIVE TYPE	EQUITY CONTRACTS	INTEREST RATE CONTRACTS	FOREIGN CURRENCY CONTRACTS	COMMODITY CONTRACTS	TOTAL

Asset Derivatives

Purchased Options	$742,630	$—	$—	$—	$742,630

Forward Contracts	—	—	9,965	—	9,965

Total Value - Assets	$742,630	$—	$9,965	$—	$752,595

Liability Derivatives

Written Options	$(349,230)	$—	$—	$—	$(349,230)

Forward Contracts	—	—	(31,132)	—	(31,132)

Total Value - Liabilities	$(349,230)	$—	$(31,132)	$—	$(380,362)

    For the period ended May 31, 2013, the Fund’s quarterly average volume of derivatives is as follows:

PURCHASED OPTIONS (COST)	FORWARD FOREIGN CURRENCY CONTRACTS (APPRECIATION/(DEPRECIATION))	FUTURES (APPRECIATION/(DEPRECIATION))	WRITTEN OPTIONS (PROCEEDS)
$484,012	$22,157	$(16,588)	$182,926

    PURCHASED OPTIONS — The Fund is subject to equity and other risk exposure in the normal course of pursuing its investment objectives. The Fund purchases option contracts. This transaction is used to hedge against changes in interest rates, foreign exchange rates and changes in the values of equities. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options are accounted for in the same manner as other securities owned. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

12

S1 FUND

NOTES TO PORTOFLIO OF INVESTMENTS

MAY 31, 2013

(UNAUDITED) (CONTINUED)

    OPTIONS WRITTEN — The Fund is subject to equity and other risk exposure in the normal course of pursuing its investment objectives and may enter into options written to hedge against changes in interest rates, foreign exchange rates and values of equities. Such options may relate to particular securities or domestic stock indices, and may or may not be listed on a domestic securities exchange or issued by the Options Clearing Corporation. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. The Fund also may write over-the-counter options where completing the obligation depends upon the credit standing of the other party. Option contracts also involve the risk that they may result in loss due to unanticipated developments in market conditions or other causes. Written options are recorded as liabilities to the extent of premiums received. Gains or losses are realized when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option or the purchase cost for a written put option is adjusted by the amount of the premium received.

    As of May 31, 2013, the Fund had options written valued at ($349,230).

    The Fund had transactions in options written during the period ended May 31, 2013 as follows:

	NUMBER OF CONTRACTS	PREMIUMS RECEIVED
Options outstanding at August 31, 2012	963	$112,519
Options written	29,543	2,066,911
Options closed	(24,502)	(1,815,490)
Options expired	(1,490)	(110,521)
Options exercised	(600)	(11,288)

Options outstanding at May 31, 2013	3,914	$242,131

    SHORT SALES — When the investment adviser or a sub-adviser believes that a security is overvalued, the Fund may sell the security short by borrowing the same security from a broker or other institution and selling the security. The Fund will incur a loss as a result of a short sale if the price of the borrowed security increases between the date of the short sale and the date on which the Fund buys and replaces such borrowed security. The Fund will realize a gain if there is a decline in price of the security between those dates where the decline in price exceeds the costs of borrowing the security and other transaction costs. There can be no assurance that a Fund will be able to close out a short position at any particular time or at an acceptable price. Although a Fund’s gain is limited to the amount at which it sold a security short, its potential loss is unlimited. Until a Fund replaces a borrowed security, it will maintain at all times cash, U.S. Government

13

S1 FUND

NOTES TO PORTFOLIO OF INVESTMENTS

MAY 31, 2013

(UNAUDITED) (CONCLUDED)

securities, or other liquid securities in an amount which, when added to any amount deposited with a broker as collateral, will at least equal the current market value of the security sold short. Depending on arrangements made with brokers, the Fund may not receive any payments (including interest) on collateral deposited with them. As of May 31, 2013, the Fund had securities sold short valued at $27,288,764 for which securities of $18,501,815 and cash deposits of $17,333,873 were pledged as collateral for securities sold short and written options.

    FUTURES CONTRACTS — The Fund is subject to equity and other risk exposure in the normal course of pursuing its investment objectives. The Fund may use futures contracts for hedging or speculative purposes consistent with its investment objective. Upon entering into a futures contract, the Fund must deposit initial margin in addition to segregating cash or liquid assets sufficient to meet its obligation to purchase or provide securities, or to pay the amount owed at the expiration of an index-based futures contract. Such liquid assets may consist of cash, cash equivalents, liquid debt or equity securities or other acceptable assets. Pursuant to the futures contract, the Fund agrees to receive from, or pay to the broker, an amount of cash equal to the daily fluctuation in value of the contract. Such a receipt of payment is known as a “variation margin” and is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contract. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. Use of long futures contracts subjects the Fund to risk of loss in excess of the amount shown on the Statement of Assets and Liabilities, up to the notional value of the futures contract. Use of short futures contracts subjects the Fund to unlimited risk of loss. As of May 31, 2013, the Fund had no futures contracts.

    FORWARD FOREIGN CURRENCY CONTRACTS — In the normal course of pursuing their investment objectives, the Fund is subject to foreign investment and currency risk. The Fund may enter into forward foreign currency contracts (“forward contracts”) for purposes of hedging, duration management, as a substitute for securities, to increase returns, for currency hedging or risk management, or to otherwise help achieve the Fund’s investment goal. These contracts are marked-to-market daily at the applicable translation rates. The Fund records realized gains or losses at the time the forward contract is closed. A forward contract is extinguished through a closing transaction or upon delivery of the currency or entering an offsetting contract. Risks may arise upon entering these contracts from the potential inability of a counterparty to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar or other currencies.

    For more information with regard to accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

14

THE SCHNEIDER FUNDS

SCHNEIDER SMALL CAP VALUE FUND

Portfolio of Investments

May 31, 2013

(Unaudited)

	Shares	Value
COMMON STOCKS — 90.0%
Aerospace & Defense — 0.2%
AAR Corp.	7,785	$156,167

Airlines — 0.8%
US Airways Group, Inc. * (a)	32,705	574,627

Apparel — 1.0%
Barry (R.G.) Corp.	49,434	708,389

Auto Manufacturers — 0.8%
Navistar International Corp. * (a)	17,220	617,681

Auto Parts — 0.6%
Modine Manufacturing Co. *	43,735	448,284

Banks — 11.5%
First BanCorp/Puerto Rico *	107,324	655,750
First Horizon National Corp.	318,070	3,651,444
MainSource Financial Group, Inc.	93,679	1,302,138
Regions Financial Corp.	309,175	2,822,768

		8,432,100

Chemicals — 1.3%
Ferro Corp. *	133,478	915,659

Coal — 9.1%
Arch Coal, Inc. (a)	780,159	4,025,620
Cloud Peak Energy, Inc. *	139,035	2,669,472

		6,695,092

Commercial Services — 4.0%
Aegean Marine Petroleum Network, Inc.	153,604	1,493,031
Hudson Global Inc *	319,812	738,766
Insperity, Inc.	16,216	489,074
Monster Worldwide, Inc. *	43,477	240,428

		2,961,299

Computers — 0.6%
Xyratex Ltd.	44,512	470,937

Diversified Financial Services — 1.1%
Doral Financial Corp. *	787,736	795,613

Electronics — 1.2%
Kemet Corp. *	162,395	745,393
Pulse Electronics Corp. * (a)	37,624	124,160

		869,553

Healthcare - Services — 3.2%
Emeritus Corp. *	29,476	749,280
Five Star Quality Care, Inc. *	316,185	1,622,029

		2,371,309

Home Builders — 5.5%
Meritage Homes Corp. *	85,650	4,056,384
William Lyon Homes *	200	5,210

		4,061,594

	Shares	Value
Household Durables — 4.2%
Standard Pacific Corp. * (a)	349,890	$3,096,526

Industrial — 1.3%
FreightCar America, Inc.	52,793	957,665

Insurance — 6.0%
Aspen Insurance Holdings, Ltd.	72,675	2,670,079
Assured Guaranty, Ltd.	37,660	851,869
Employers Holdings, Inc.	35,855	887,053

		4,409,001

Internet — 1.4%
ICG Group, Inc. *	32,125	356,909
ModusLink Global Solutions, Inc. *	244,420	701,485

		1,058,394

Iron/Steel — 0.2%
Commercial Metals Co.	8,261	127,385

Machinery - Diversified — 1.0%
Flow International Corp. *	24,692	98,027
Intevac, Inc. *	133,731	643,246

		741,273

Mining — 2.5%
Alumina Ltd. SP ADR * (a)	120,914	467,937
Hecla Mining Co.	28,470	109,040
Stillwater Mining Co. * (a)	11,440	137,166
Thompson Creek Metals Co., Inc. * (a)	326,620	1,149,702

		1,863,845

Miscellaneous Manfacturing — 1.2%
Orbotech, Ltd. *	73,725	861,845

Office Products — 2.7%
OfficeMax, Inc.	152,459	1,986,541

Oil & Gas — 5.1%
Willbros Group, Inc *	204,407	1,375,659
WPX Energy, Inc. *	121,859	2,347,004

		3,722,663

Real Estate — 3.1%
Forestar Group, Inc. *	61,493	1,418,644
Thomas Properties Group, Inc.	154,016	833,227

		2,251,871

Real Estate Investment Trusts — 4.6%
NorthStar Realty Finance Corp. (a)	183,715	1,548,717
Redwood Trust, Inc.	36,395	697,328
Strategic Hotels & Resorts, Inc. *	143,628	1,154,769

		3,400,814

Retail — 2.1%
MarineMax, Inc. *	110,906	1,274,310

The accompanying notes are an integral part of the portfolio of investments.

1

THE SCHNEIDER FUNDS

SCHNEIDER SMALL CAP VALUE FUND

Portfolio of Investments (concluded)

May 31, 2013

(Unaudited)

	Shares	Value
Retail — (Continued)
Wet Seal Inc./The Class A *	53,077	$263,262

		1,537,572

Savings & Loans — 6.0%
Flagstar Bancorp, Inc. *	311,695	4,366,847

Semiconductors — 3.8%
ATMI, Inc. *	35,149	839,007
Axcelis Technologies, Inc. *	611,301	978,082
International Rectifier Corp. *	5,640	123,967
Magnachip Semiconductor Corp. *	44,155	816,868

		2,757,924

Software — 1.8%
Avid Technology, Inc. *	15,615	99,624
Take-Two Interactive Software, Inc. *	75,050	1,248,832

		1,348,456

Telecommunications — 2.1%
Aviat Networks, Inc. *	570,351	1,511,430
Comverse, Inc. *	1,320	39,415

		1,550,845

Transportation — 0.0%
Navios Maritime Holdings, Inc. (a)	3,810	20,612

TOTAL COMMON STOCKS (Cost $48,439,295)		66,138,383

	Par (000)
CORPORATE BONDS — 1.9%
LandAmerica Financial Group, Inc. CONV ‡ 3.25%, 05/15/34	37	11,473
Northstar Realty Finance Corp. ^ CONV 7.50%, 03/15/31	358	524,023
Pulse Electronics Corp. CONV 7.00%, 12/15/14	172	118,680
RAIT Financial Trust CONV 7.00%, 04/01/31	563	693,194

TOTAL CORPORATE BONDS (Cost $1,061,983)		1,347,370

	Shares
EXCHANGE TRADED FUND — 0.6%
Finance — 0.6%
iShares Russell 2000 Value Index Fund (a)	5,359	462,589

TOTAL EXCHANGE TRADED FUND (Cost $444,156)		462,589

	Shares	Value
SECURITIES LENDING COLLATERAL — 16.8%
BlackRock Liquidity Fund	12,339,168	$12,339,168

TOTAL SECURITIES LENDING COLLATERAL (Cost $12,339,168)		12,339,168

TOTAL INVESTMENTS — 109.3% (Cost $62,284,602)**		$80,287,510

LIABILITIES IN EXCESS OF OTHER ASSETS — (9.3)%		(6,806,151)

NET ASSETS — 100.0%		$73,481,359

*	Non-income producing.
(a)	All or a portion of the security is on loan. At May 31, 2013, the market value of securities on loan was $11,640,055.
‡	Holding in default resolution. Value has been determined in good faith by or under the direction of the RBB Fund, Inc’s Board of Directors to be the estimated value of the future payouts under the default resolution. As of May 31, 2013, this holding amounted to $11,473 or 0.0% of net assets and is deemed illiquid by the portfolio manager pursuant to the Fund’s policies and procedures.
^	Security was purchased pursuant to Rule 144A under Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. As of May 31, 2013, this security amounted to $524,023 or 0.7% of net assets.
CONV	Convertible
SP ADR	Sponsored American Depositary Receipt
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a Federal income tax basis are as follows:

Aggregate Cost	$62,284,602

Gross unrealized appreciation	21,006,116
Gross unrealized depreciation	(3,003,208)

Net unrealized appreciation	$18,002,908

The accompanying notes are an integral part of the portfolio of investments.

2

THE SCHNEIDER FUNDS

SCHNEIDER VALUE FUND

Portfolio of Investments

May 31, 2013

(Unaudited)

	Shares	Value
COMMON STOCKS — 93.6%
Aerospace & Defense — 1.3%
Boeing Co. (The)	4,680	$463,414

Airlines — 1.4%
US Airways Group, Inc. *	28,370	498,461

Automobile Manufacturers — 2.0%
Navistar International Corp. *(a)	19,406	696,093

Automobile Parts & Equipment — 1.7%
Magna International, Inc.	9,110	606,908

Banks — 26.9%
Bank of America Corp.	131,935	1,802,232
Citigroup, Inc.	38,449	1,998,963
Huntington Bancshares, Inc.	47,880	371,070
JPMorgan Chase & Co.	23,630	1,289,962
KeyCorp	37,855	408,077
Morgan Stanley	17,095	442,760
Regions Financial Corp.	85,085	776,826
SunTrust Banks, Inc.	76,879	2,467,047

		9,556,937

Coal — 9.2%
Arch Coal, Inc. (a)	246,480	1,271,837
Consol Energy, Inc.	17,695	613,663
Peabody Energy Corp.	70,400	1,384,768

		3,270,268

Commercial Services — 1.3%
Aegean Marine Petroleum Network, Inc.	48,707	473,432

Computers — 1.2%
Dell, Inc.	31,996	427,147

Electric — 1.2%
NRG Energy, Inc.	17,068	435,575

Health Care - Services — 3.0%
Brookdale Senior Living, Inc. *	38,000	1,077,300

Home Builders — 9.6%
Meritage Homes Corp. *	11,520	545,587
NVR, Inc. *	1,023	1,005,926
Taylor Morrison Home, Corp., Class A *	3,560	91,955
Toll Brothers, Inc. *	52,015	1,777,352

		3,420,820

Insurance — 14.2%
ACE Ltd.	13,800	1,237,584
Allstate Corp., (The)	21,115	1,018,588
American International Group, Inc. *	17,270	767,824
Assured Guaranty, Ltd.	38,396	868,517

	Shares	Value
Insurance — (Continued)
Axis Capital Holdings, Ltd.	3,255	$141,788
Genworth Financial, Inc., Class A *	31,270	338,029
Hartford Financial Services Group, Inc.	11,410	349,488
WR Berkley Corp.	7,760	317,927

		5,039,745

Leisure Time — 1.7%
Carnival Corp.	17,565	581,401

Lodging — 4.2%
Marriott International, Inc., Class A	29,365	1,233,624
Orient-Express Hotels, Ltd., Class A *	22,820	270,189

		1,503,813

Mining — 0.5%
Alcoa, Inc.	20,700	175,950

Oil & Gas — 13.6%
Chesapeake Energy Corp. (a)	86,896	1,897,809
Devon Energy Corp.	17,990	1,022,732
Weatherford International, Ltd. *	65,790	887,507
WPX Energy, Inc. *	53,680	1,033,877

		4,841,925

Telecommunications — 0.6%
Cisco Systems, Inc.	8,260	198,901

TOTAL COMMON STOCKS (Cost $24,557,105)		33,268,090

EXCHANGE TRADED FUND — 1.1%
Finance — 1.1%
iShares Russell 1000 Value Index Fund	4,515	381,924

TOTAL EXCHANGE TRADED FUND (Cost $377,459)		381,924

SECURITIES LENDING COLLATERAL — 7.2%
BlackRock Liquidity Fund	2,559,277	2,559,277

TOTAL SECURITIES LENDING COLLATERAL (Cost $2,559,277)		2,559,277

TOTAL INVESTMENTS — 101.9% (Cost $27,493,841)**		36,209,291

LIABILITIES IN EXCESS OF OTHER ASSETS — (1.9)%		(680,558)

NET ASSETS — 100.0%		$35,528,733

The accompanying notes are an integral part of the portfolio of investments.

3

THE SCHNEIDER FUNDS

SCHNEIDER VALUE FUND

Portfolio of Investments (concluded)

May 31, 2013

(Unaudited)

*	Non-income producing.
(a)	All or a portion of the security is on loan. At May 31, 2013, market value of securities on loan was $2,399,515.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a Federal income tax basis, are as follows:

Aggregate cost	$27,493,841

Gross unrealized appreciation	10,208,094
Gross unrealized depreciation	(1,492,644)

Net unrealized appreciation	$8,715,450

The accompanying notes are an integral part of the portfolio of investments.

4

THE SCHNEIDER FUNDS

Notes to Portfolio of Investments

May 31, 2013

(Unaudited)

PORTFOLIO VALUATION —The Schneider Small Cap Value Fund (the “Small Cap Value Fund”) and the Schneider Value Fund (the “Value Fund”) (each a “Fund,” collectively the “Funds”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Funds are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed Income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed Income securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use Fair Value Pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurement. The inputs and valuation techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

• Level 1 —	quoted prices in active markets for identical securities;
• Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
• Level 3 —	significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following summary of the inputs used, as of May 31, 2013, in valuing the Funds’ investments carried at fair value:

Small Cap Value Fund

	Total Value as of May 31, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$66,138,383	$66,138,383	$—	$—
Corporate Bonds	1,347,370	—	1,335,897	11,473
Exchange Traded Fund	462,589	462,589	—	—
Securities Lending Collateral	12,339,168	—	12,339,168	—

Total	$80,287,510	$66,600,972	$13,675,065	$11,473

5

THE SCHNEIDER FUNDS

Notes to Portfolio of Investments

May 31, 2013

(Unaudited)

Value Fund

	Total Value as of May 31, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$33,268,090	$33,268,090	$—	$—
Exchange Traded Fund	381,924	381,924	—	—
Securities Lending Collateral	2,559,277	—	2,559,277	—

Total	$36,209,291	$33,650,014	$2,559,277	$—

*Please refer to the Portfolio of Investments for details on portfolio holdings.

Bonds that are priced using quotes derived from implied values, indicative bids, or a limited amount of actual trades are classified as Level 3 assets because the inputs used by the brokers and pricing services to derive the values are not readily observable.

Investments designated as Level 3 may include assets valued using quotes or indications furnished by brokers which are based on models or estimates and may not be executable prices. In light of the developing market conditions, Schneider Capital Management continues to search for observable data points and evaluate broker quotes and indications received for portfolio investments. Determination of fair values is uncertain because it involves subjective judgments and estimates not easily substantiated by auditing procedures.

At the end of each fiscal quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had an active market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require each Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires a Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when a Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when a Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended May 31, 2013, there were no transfers between levels 1, 2 and 3 for the Small Cap Value Fund and the Value Fund.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

6

SUMMIT GLOBAL INVESTMENTS U.S. LOW VOLATILITY EQUITY FUND

Portfolio of Investments

May 31, 2013

(Unaudited)

	Number of Shares	Value
COMMON STOCKS - 98.9%
Air Freight & Logistics — 0.9%
United Parcel Service, Inc., Class B	1,920	$164,928

		164,928

Airlines — 0.5%
Southwest Airlines Co.	6,810	96,498

		96,498

Commercial Services & Supplies — 4.2%
Automatic Data Processing, Inc.	250	17,180
Equifax, Inc.	260	15,834
Paychex, Inc.	5,400	201,042
Waste Management, Inc.	12,000	503,160
Western Union Co., (The)	570	9,337

		746,553

Containers & Packaging — 0.7%
Ball Corp.	320	13,811
Bemis Co., Inc.	3,050	119,407

		133,218

Distributors — 2.9%
Genuine Parts Co.	6,720	522,413

		522,413

Diversified Telecommunication — 3.8%
AT&T, Inc.	8,980	314,210
Verizon Communications, Inc.	7,610	368,933

		683,143

Electric Utilities — 9.3%
American Electric Power Co., Inc.	310	14,204
CMS Energy Corp.	630	16,978
Consolidated Edison, Inc.	270	15,409
Dominion Resources, Inc.	280	15,834

	Number of Shares	Value
Electric Utilities — (Continued)
DTE Energy Co.	240	$15,986
Northeast Utilities	11,690	487,122
Pinnacle West Capital Corp.	4,520	255,290
PPL Corp.	480	14,256
Southern Co., (The)	9,170	402,563
Xcel Energy, Inc.	14,860	426,779

		1,664,421

Electronic Equip. & Instruments — 0.4%
FLIR Systems, Inc.	3,140	76,490

		76,490

Energy — 3.0%
Cabot Oil & Gas Corp.	300	21,108
ConocoPhillips	240	14,722
Exxon Mobil Corp.	140	12,666
Spectra Energy Corp.	16,020	489,731

		538,227

Environmental Control — 0.6%
Republic Services, Inc.	3,220	109,802

		109,802

Financials — 1.5%
American Express Co.	140	10,599
Berkshire Hathaway, Inc., Class B*	150	17,110
CHUBB Corp. (The)	180	15,678
Cincinnati Financial Corp.	360	17,042
CME Group, Inc.	270	18,341
M&T Bank Corp.	120	12,588
Marsh & McLennan Cos., Inc.	4,370	174,887
Mastercard, Inc., Class A	10	5,703
Visa, Inc., Class A	30	5,344

		277,292

The accompanying notes are an integral part of the portfolio investments.

1

SUMMIT GLOBAL INVESTMENTS U.S. LOW VOLATILITY EQUITY FUND

Portfolio of Investments (Continued)

May 31, 2013

(Unaudited)

	Number of Shares	Value

Food & Staples Retailing — 2.6%
CVS Caremark Corp.	310	$17,850
Walgreen Co.	380	18,149
Wal-Mart Stores, Inc.	5,650	422,846

		458,845

Food Products — 11.5%
Campbell Soup Co.	400	17,124
ConAgra Foods, Inc.	510	17,182
General Mills, Inc.	2,620	123,350
Hershey Co., (The)	3,910	348,420
HJ Heinz Co.	6,060	438,502
Hormel Foods Corp.	14,400	573,408
Kellogg Co.	8,190	508,190
McCormick & Co., Inc.	480	33,158

		2,059,334

Health Care Equipment & Supplies — 3.1%
Baxter International, Inc.	200	14,066
Becton Dickinson and Co.	5,390	531,562
CR Bard, Inc.	130	13,402

		559,030

Health Care Providers & Services — 4.3%
Aetna, Inc.	4,488	271,007
Cardinal Health, Inc.	7,010	329,190
Cigna Corp.	1,880	127,652
Humana, Inc.	230	18,579
Laboratory Corp. of America Holdings*	140	13,929
UnitedHealth Group, Inc.	260	16,284

		776,641

Hotels Restaurants & Leisure — 1.2%
McDonald’s Corp.	2,230	215,351

		215,351

	Number of Shares	Value

Household Products — 5.0%
Clorox Co., (The)	5,680	$471,894
Colgate-Palmolive Co.	60	3,470
Kimberly-Clark Corp.	4,310	417,337

		892,701

Information Technology — 4.2%
Google, Inc., Class A*	610	530,950
Motorola Solutions, Inc.	220	12,751
Yahoo!, Inc.*	7,900	207,770

		751,471

Insurance — 0.4%
AON PLC (United Kingdom)	260	16,554
Loews Corp.	180	8,248
Progressive Corp., (The)	690	17,588
Torchmark Corp.	310	19,998
Travelers Cos, Inc., (The)	180	15,070

		77,458

Internet Software & Services — 0.4%
Adobe Systems, Inc.*	420	18,022
Fiserv, Inc.*	150	13,074
Intel Corp.	750	18,210
Microchip Technology, Inc.	490	17,875

		67,181

IT Services — 6.0%
Fidelity National Information
Services, Inc.	13,170	591,333
International Business Machines Corp.	140	29,123
Linear Technology Corp.	410	15,375
Total System Services, Inc.	19,200	451,392

		1,087,223

The accompanying notes are an integral part of the portfolio investments.

2

SUMMIT GLOBAL INVESTMENTS U.S. LOW VOLATILITY EQUITY FUND

Portfolio of Investments (Continued)

May 31, 2013

(Unaudited)

	Number of Shares	Value

Media — 0.1%
Walt Disney Co., (The)	290	$18,293

		18,293

Multiline Retail — 6.1%
Dollar General Corp.*	450	23,760
Family Dollar Stores, Inc.	5,530	338,160
Kohl’s Corp.	140	7,197
Procter & Gamble Co., (The)	3,600	276,336
Target Corp.	6,460	448,970

		1,094,423

Multi-Utilities — 1.2%
SCANA Corp.	1,350	68,094
Wisconsin Energy Corp.	3,460	141,203

		209,297

Pharmaceuticals — 14.7%
Abbott Laboratories	13,240	485,511
AmerisourceBergen Corp.	10,900	589,472
Forest Laboratories, Inc.*	390	15,503
Johnson & Johnson	6,130	516,023
McKesson Corp.	4,820	548,805
Mead Johnson Nutrition Co.	190	15,403
Pfizer, Inc.	17,390	473,530

		2,644,247

Real Estate Investment Trusts — 7.4%
American Tower Corp.	180	14,011
Apartment Investment & Management Co., Class A	12,160	367,962
Boston Properties, Inc.	20	2,132
Equity Residential	130	7,351
HCP, Inc.	5,380	254,904
Health Care REIT, Inc.	8,920	606,828
Kimco Realty Corp.	790	17,499

	Number of Shares	Value

Real Estate Investment Trusts — (Continued)
Plum Creek Timber Co., Inc.	360	$17,172
Public Storage	130	19,734
Ventas, Inc.	200	14,274

		1,321,867

Specialty Retail — 2.2%
AutoZone, Inc.*	880	359,770
Cintas Corp.	320	14,610
O’reilly Automotive, Inc.*	180	19,604
Ross Stores, Inc.	130	8,359

		402,343

Thrifts & Mortgage Finance — 0.7%
People’s United Financial, Inc.	9,070	124,803

		124,803

TOTAL COMMON STOCKS (Cost $16,259,470)		17,773,493

TOTAL INVESTMENTS - 98.9% (Cost $16,259,470)**		17,773,493

OTHER ASSETS IN EXCESS OF LIABILITIES - 1.1%		202,110

NET ASSETS - 100.0%		$17,975,603

The accompanying notes are an integral part of the portfolio investments.

3

SUMMIT GLOBAL INVESTMENTS U.S. LOW VOLATILITY EQUITY FUND

Portfolio of Investments (Concluded)

May 31, 2013

(Unaudited)

*	Non-income producing.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$16,259,470

Gross unrealized appreciation	1,546,938
Gross unrealized depreciation	(32,915)

Net unrealized appreciation	$1,514,023

PLC	Public Limited Company
REIT	Real Estate Investment Trusts

The accompanying notes are an integral part of the portfolio investments.

4

SUMMIT GLOBAL INVESTMENTS U.S. LOW VOLATILITY EQUITY FUND

Notes to Portfolio of Investments

May 31, 2013

(Unaudited)

A. Portfolio Valuation:

Portfolio Valuation – The Summit Global Investments U.S. Low Volatility Equity Fund’s (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Investments in other open-end investment companies, if any, are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements – The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 —	quoted prices in active markets for identical securities;

• Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

5

SUMMIT GLOBAL INVESTMENTS U.S. LOW VOLATILITY EQUITY FUND

Notes to Portfolio of Investments (Concluded)

May 31, 2013

(Unaudited)

The following is a summary of the inputs used, as of May 31, 2013, in valuing the Fund’s investments carried at fair value:

	Total Value at May 31, 2013	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities*	$17,773,493	$17,773,493	—	—

*	Please refer to Portfolio of Investments for details on portfolio holdings.

At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended May 31, 2013, there were no transfers between Levels 1, 2 and 3 for the Fund.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

6

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)        The RBB Fund, Inc.

By (Signature and Title)*         /s/ Salvatore Faia

Salvatore Faia, President

(principal executive officer)

Date  July 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Salvatore Faia

Salvatore Faia, President

(principal executive officer)

Date  July 25, 2013

By (Signature and Title)*         /s/ Joel Weiss

Joel Weiss, Treasurer

(principal financial officer)

Date  July 25, 2013

* Print the name and title of each signing officer under his or her signature.